OMB APPROVAL

OMB Number:	3235-0570

Expires:	Nov. 30, 2005

Estimated average burden
hours per response . . . 5.0

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811- 3826

AIM Sector Funds, Inc.

(Exact name of registrant as specified in charter)

11 Greenway Plaza,

Suite 100

Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Raymond R. Cunningham

11 Greenway Plaza,

Suite 100

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 3/31

Date of reporting period: 9/30/03

INVESCO Energy Fund

September 30, 2003

Semiannual

Report to Shareholders

INVESCO Energy Fund seeks capital growth.

This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

1

FUND DATA

COUNTRY COMPOSITION

TOTAL NUMBER OF HOLDINGS*	37

TOTAL NET ASSETS	$233.3 million

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges
Class A Shares

Inception (3/28/02)	-8.47%

1 Year	8.92

Class B Shares

Inception (3/28/02)	-8.21%

1 Year	9.48

Class C Shares

Inception (2/14/00)	7.81%

1 Year	13.44

Class K Shares

Inception (11/30/00)	-0.66%

1 Year	15.03

Investor Class Shares

Inception (1/19/84)	7.47%

10 Years	8.30

5 Years	12.03

1 Year	15.08

Past performance cannot guarantee comparable future results. Due to significant market volatility, results of an investment made today may differ substantially from the historical performance shown. Call your financial advisor for more current performance.

FUND VS. INDEXES

Total returns 3/31/03-9/30/03
excluding sales charges

Class A Shares	5.82%

Class B Shares	5.50

Class C Shares	5.53

Class K Shares	5.79

Investor Class Shares	5.77

S&P 500 Index	18.44

Source: Lipper, Inc.

TOP 10 EQUITY HOLDINGS*

1. Murphy Oil Corp.	5.2%

2. BP PLC-ADR (United Kingdom)	5.1

3. Apache Corp.	3.8

4. Kerr-McGee Corp.	3.8

5. Talisman Energy Inc. (Canada)	3.8

6. Burlington Resources Inc.	3.3

7. Total S.A.-ADR (France)	3.3

8. Nabors Industries, Ltd. (Bermuda)	3.1

9. Pioneer Natural Resources Co.	3.1

10. Schlumberger Ltd. (Netherlands)	3.1

*Excludes money market fund holdings.

The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

TOP INDUSTRIES*

1. Oil & Gas Exploration & Production	31.6%

2. Integrated Oil & Gas	26.7

3. Oil & Gas Equipment & Services	18.1

4. Oil & Gas Drilling	9.5

5. Oil & Gas Refining, Marketing & Transportation	6.9

6. Gas Utilities	2.3

7. Multi-Utilities	1.8

About information throughout this report:

☐ Unless otherwise stated, information presented here is as of 9/30/03 and is based on total net assets.

☐ INVESCO Energy Fund’s performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

☐ When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund’s share classes will differ due to different sales charge structures and class expenses.

☐ Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

☐ Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the appropriate prospectus. Investor Class shares are sold at net asset value, that is, without a sales charge.

☐ Had the advisor not waived fees and/or reimbursed expenses on Class C and Class K shares, returns for these share classes would have been lower.

☐ Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

☐ Class K shares are available only to certain retirement plans. Please see the prospectus for more details. They are sold at net asset value, that is, without up-front sales charges. Class K share returns do not include a 0.70% contingent deferred sales charge (CDSC) that may be imposed on a total redemption of retirement plan assets within the first year.

☐ Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

☐ International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

☐ The fund’s investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than their original cost.

☐ Portfolio turnover is greater than most funds, which may affect performance.

☐ The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500®) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

☐ A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

☐ In this report, industry classifications used are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

For more information, please visit AIMinvestments.com.

FROM THE CHAIRMAN

DEAR SHAREHOLDER:

Welcome to AIM Investments. As you are no doubt aware, earlier this year your fund’s board of directors approved a recommendation to integrate the INVESCO Funds into the AIM Family of Funds. As the first step in this integration process, AIM became the U.S. distributor for your fund effective July 1, 2003. On October 1, 2003, shares of your fund became exchangeable for shares of all the other funds in the AIM Family of Funds. Finally, on October 21, 2003, the fund’s shareholders elected a new board of directors consisting of directors from both the AIM Funds and the INVESCO Funds, and approved a new investment advisory agreement under which AIM will serve as the investment advisor for your fund and a new subadvisory agreement under which INVESCO will continue to manage the fund’s investments.

It is important to note that none of these changes will affect the way your fund is managed. Your fund will continue to be managed by the same fund manager and will still pursue the same investment objective as described in the fund’s prospectus. We’re excited by the integration of AIM and INVESCO, and we believe our new structure will offer you a greater number and diversity of investment solutions to meet your individual financial needs. On the next page, you’ll find a report on the fund’s performance during the reporting period.

While these are some key steps we’ve taken in our ongoing effort to provide you with high-quality investment products and services, I also would like to take this opportunity to address important issues that are currently affecting the mutual fund industry.

As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.

We have been conducting our own internal review of these issues. Without waiting for the results of that review, we have taken steps—implemented new policies and strengthened existing ones—to discourage excessive short-term trading. These steps include daily monitoring of trading activities; redemption fees on certain funds we believe are most likely to be vulnerable to excessive short-term trading; implementing a new exchange policy (effective on or about March 1, 2004) designed to limit excessive exchanges between funds; and employing a fair value pricing policy on certain foreign securities to discourage excessive short-term trading. In addition, we have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries.

We encourage you to visit our Web site at AIMinvestments.com for our latest views on important industry developments. We would like to thank you for your continued participation in INVESCO Energy Fund and want you to know that we remain committed to helping you build solutions for your financial goals.

Sincerely,

Robert H. Graham

Chairman and President

November 10, 2003

We have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries. Robert H. Graham

TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:

This is the semiannual report for INVESCO Energy Fund for the six months ended September 30, 2003. As you can see, we’ve redesigned our reports as part of our recent integration with AIM Investments. Since AIM became the distributor for your INVESCO funds, we wanted to streamline our communications and make them consistent across all INVESCO and AIM funds.

For starters, we’ve decided to simplify the format of our semiannual reports as well as produce individual reports for each of the INVESCO funds, rather than grouping them by fund type. We hope this will enable you to go right to the information you want and need. Semiannual reports like this one will be simplified with brief commentary in this letter, while the annual reports will continue to have the managers’ commentary in the usual longer format.

We encourage you to visit our Web site, AIMinvestments.com, for a wealth of additional information on your fund. The information available at AIMinvestments.com is timelier than the data you’ll find in our printed reports because posting information online can be done much more expeditiously than producing a printed report. On the Web site, you’ll find current manager commentary, quarterly updates, as well as the most recent performance data.

And don’t forget you can sign up online for eDelivery of these reports to have your fund information delivered right to your computer.

Your fund

Energy stocks rose during the six-month reporting period ended September 30, 2003, but they generally trailed the broad U.S. stock market. The fund’s Investor Class shares returned 5.77%, while its broad-market index, the S&P 500—often used as a measure of U.S. stock market performance as a whole—returned 18.44%. For performance of other share classes, please see the table on the inside front cover.

During the six months ended September 30, 2003, crude oil prices experienced short-term fluctuations. Fund manager John S. Segner views these short-term moves in commodity prices as relatively inconsequential and believes the energy sector is being driven by ever-growing demand and tight oil inventories. Additionally, he believes an accelerating economic expansion could further magnify these dynamics.

Mr. Segner believes strong stock selection coupled with significant exposure to integrated oil and gas as well as exploration and production companies enhanced fund returns. Conversely, he felt that some U.S. oil services and natural gas stocks detracted from performance, as investors rotated out of these stocks into other sectors of the market.

Murphy Oil, a worldwide oil and gas exploration and production company, posted strong returns during the reporting period, making it the top contributor to fund performance. Talisman Energy, a large diversified oil and gas company based in Canada, was another positive contributor, with the company reporting record high cash flow and earnings in the first half of 2003. On a negative note, Nabors Industries, a large drilling company, detracted from fund performance as oil service company stocks were out of favor during much of the period.

Your goals. Our solutions.

We appreciate your continued investment in INVESCO and want you to know that we remain committed to helping you build solutions for your financial goals. If you have any questions or comments, please contact your financial advisor or call our Client Services department at 800-959-4246.

Sincerely,

Ray Cunningham

President and CEO,

INVESCO Funds Group, Inc.

September 30, 2003

Energy stocks rose during the six-month reporting period ended September 30, 2003, but they generally trailed the broad U.S. stock market. Ray Cunningham

FINANCIALS

Schedule of Investments

September 30, 2003

(Unaudited)

	Shares	Market Value

DOMESTIC COMMON STOCKS–69.90%

Gas Utilities–2.25%
Kinder Morgan, Inc.	97,000	$5,238,970

Integrated Oil & Gas–16.35%
ChevronTexaco Corp.	100,000	7,145,000

ConocoPhillips	130,000	7,117,500

Exxon Mobil Corp.	160,000	5,856,000

Murphy Oil Corp.	208,000	12,220,000

Occidental Petroleum Corp.	165,000	5,812,950

		38,151,450

Multi-Utilities & Unregulated Power–1.77%
El Paso Corp.	565,000	4,124,500

Oil & Gas Drilling–4.24%
Pride International, Inc.(a)	217,800	3,691,710

Rowan Cos., Inc.(a)	252,000	6,194,160

		9,885,870

Oil & Gas Equipment & Services–12.56%
BJ Services Co.(a)	118,000	4,032,060

Cal Dive International, Inc.(a)	247,000	4,801,680

FMC Technologies, Inc.(a)	210,000	4,498,200

Grant Prideco, Inc.(a)	270,000	2,751,300

Maverick Tube Corp.(a)	330,000	5,121,600

National-Oilwell, Inc.(a)	300,000	5,442,000

Smith International, Inc.(a)	74,000	2,662,520

		29,309,360

Oil & Gas Exploration & Production–25.84%
Apache Corp.	128,000	8,875,520

Burlington Resources Inc.	161,000	7,760,200

Devon Energy Corp.	122,000	5,879,180

EOG Resources, Inc.	170,000	7,095,800

Kerr-McGee Corp.	197,000	8,794,080

Magnum Hunter Resources, Inc.(a)	450,000	3,595,500

Noble Energy, Inc.	140,000	5,362,000

Pioneer Natural Resources Co.(a)	285,000	7,256,100

Westport Resources Corp.(a)	240,000	5,649,600

		60,267,980

See Notes to Financial Statements.

	Shares	Market Value

DOMESTIC COMMON STOCKS–(continued)

Oil & Gas Refining, Marketing & Transportation–6.89%
Enbridge Energy Management, LLC(a)	157,000	$6,959,810

Sunoco, Inc.	84,000	3,378,480

Valero Energy Corp.	150,000	5,740,500

		16,078,790

Total Domestic Common Stocks (Cost $143,101,709)		163,056,920

FOREIGN STOCKS & OTHER EQUITY INTERESTS–26.89%

Bermuda–5.54%
Nabors Industries, Ltd. (Oil & Gas Drilling)(a)	195,000	7,265,700

Weatherford International Ltd. (Oil & Gas Equipment & Services)(a)	150,000	5,667,000

		12,932,700

Canada–5.79%
EnCana Corp. (Oil & Gas Exploration & Production)	130,000	4,729,400

Talisman Energy Inc. (Oil & Gas Exploration & Production)	185,000	8,776,400

		13,505,800

Cayman Islands–2.14%
Transocean Inc. (Oil & Gas Drilling)(a)	250,000	5,000,000

France–3.25%
Total S.A.-ADR (Integrated Oil & Gas)	100,000	7,580,000

Netherlands–5.12%
Royal Dutch Petroleum Co.-New York Shares (Integrated Oil & Gas)	108,000	4,773,600

Schlumberger Ltd. (Oil & Gas Equipment & Services)	148,000	7,163,200

		11,936,800

United Kingdom–5.05%
BP PLC-ADR (Integrated Oil & Gas)	280,000	11,788,000

Total Foreign Stocks & Other Equity Interests (Cost $59,027,458)		62,743,300

MONEY MARKET FUNDS–3.79%
INVESCO Treasurer’s Series Money Market Reserve Fund (Cost $8,837,846)(b)	8,837,846	8,837,846

TOTAL INVESTMENTS–100.58% (Cost $210,967,013)		234,638,066

OTHER ASSETS LESS LIABILITIES–(0.58%)		(1,361,620)

NET ASSETS–100.00%		$233,276,446

Investment Abbreviations:

ADR –AmericanDepositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment advisor.

F-1

Statement of Assets and Liabilities

September 30, 2003

(Unaudited)

Assets:
Investments, at market value (cost $202,129,167)	$225,800,220

Investments in affiliated money market funds (cost $8,837,846)	8,837,846

Receivables for:
Capital stock sold	406,086

Dividends	229,388

Investment for deferred compensation and retirement plans	29,374

Other assets	70,489

Total assets	$235,373,403

Liabilities:
Payables for:
Investments purchased	1,429,694

Capital stock reacquired	365,944

Deferred compensation and retirement plans	37,279

Accrued distribution fees	55,121

Accrued directors' fees	3,865

Accrued transfer agent fees	142,503

Accrued operating expenses	62,551

Total liabilities	$2,096,957

Net assets applicable to shares outstanding	$233,276,446

Net assets consist of:
Capital (par value and additional paid-in)	$259,494,545

Undistributed net investment income (loss)	(156,124)

Undistributed net realized gain (loss) from investment securities and foreign currencies	(49,733,028)

Unrealized appreciation of investment securities	23,671,053

$233,276,446

Net Assets:
Class A	$11,971,841

Class B	$2,069,728

Class C	$9,410,709

Class K	$570,565

Investor Class	$209,253,603

Capital stock, $0.01 par value per share:
Class A:
Authorized	100,000,000

Outstanding	671,372

Class B:
Authorized	100,000,000

Outstanding	117,391

Class C:
Authorized	100,000,000

Outstanding	542,120

Class K:
Authorized	100,000,000

Outstanding	34,682

Investor Class:
Authorized	100,000,000

Outstanding	11,771,342

Class A :
Net asset value per share	$17.83

Offering price per share:
(Net asset value of $17.83 ÷ 94.50%)	$18.87

Class B :
Net asset value and offering price per share	$17.63

Class C :
Net asset value and offering price per share	$17.36

Class K :
Net asset value and offering price per share	$16.45

Investor Class:
Net asset value and offering price per share	$17.78

See Notes to Financial Statements.

F-2

Statement of Operations

For the six months ended September 30, 2003

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $141,644)	$2,047,264

Dividends from affiliated money market funds	22,953

Interest	20,866

Securities lending	10,981

Total investment income	2,102,064

Expenses:
Advisory fees	932,940

Administrative services fees	60,976

Custodian fees	18,249

Distribution fees:
Class A	18,066

Class B	9,231

Class C	48,603

Class K	1,004

Investor Class	283,059

Transfer agent fees:
Class A	17,374

Class B	3,617

Class C	31,781

Class K	3,067

Investor Class	663,762

Directors’ fees	11,186

Other	174,407

Total expenses	2,277,322

Less: Expenses reimbursed and expense offset arrangements	(48,051)

Net expenses	2,229,271

Net investment income (loss)	(127,207)

Realized and unrealized gain from investment securities and foreign currencies:
Net realized gain from:
Investment securities	12,368,580

Foreign currencies	30

12,368,610

Change in net unrealized appreciation of investment securities	2,034,310

Net gain from investment securities and foreign currencies	14,402,920

Net increase in net assets resulting from operations	$14,275,713

See Notes to Financial Statements.

F-3

Statement of Changes in Net Assets

For the six months ended September 30, 2003 and the year ended March 31, 2003

(Unaudited)

	September 30, 2003	March 31, 2003

Operations:
Net investment income (loss)	$(127,207)	$(1,726,890)

Net realized gain (loss) from investment securities and foreign currencies	12,368,610	(15,926,301)

Change in net unrealized appreciation (depreciation) of investment securities	2,034,310	(32,597,193)

Net increase (decrease) in net assets resulting from operations	14,275,713	(50,250,384)

Share transactions—net:
Class A	2,340,100	9,838,426

Class B	483,768	1,520,882

Class C	(707,644)	(1,048,435)

Class K	263,417	257,361

Investor Class	(34,890,591)	(79,605,582)

Net increase (decrease) in net assets resulting from share transactions	(32,510,950)	(69,037,348)

Net increase (decrease) in net assets	(18,235,237)	(119,287,732)

Net assets:
Beginning of period	251,511,683	370,799,415

End of period	$233,276,446	$251,511,683

NOTE 1—Significant Accounting Policies

INVESCO Energy Fund (the “Fund”) is a series portfolio of INVESCO Sector Funds, Inc. (the “Company”). Effective October 1, 2003, the name of the Company changed to AIM Sector Funds, Inc. The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund’s investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company’s officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

F-4

Notes to Financial Statements

September 30, 2003

(Unaudited)

Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund’s net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B.	Repurchase Agreements — Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund’s custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
C.	Securities Transactions and Investment Income —Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.
F.	Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
G.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H.	Expenses — Each Class bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses, based on the relative net assets of each Class.

NOTE 2—Advisory Fees and Other Transactions with Affiliates

The Company has entered into an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”) to serve as the Fund’s investment advisor. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at applicable rate and paid monthly. The fee is based on the annual rate of the Fund’s average net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

From $350 million to $700 million	0.65%

From $700 million to $2 billion	0.55%

From $2 billion to $4 billion	0.45%

From $4 billion to $6 billion	0.40%

From $6 billion to $8 billion	0.375%

Over $8 billion	0.35%

IFG has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) of Class A, Class B, Class C and Class K shares to 2.10%, 2.75%, 2.75% and 2.20%, respectively. IFG has voluntarily agreed to waive advisory fees and/or reimburse expenses after absorption (excluding interest, taxes, brokerage commissions, extraordinary

F-5

expenses and increases in expense offset arrangements, if any) to the extent necessary to limit total annual operating expenses of Class A, Class B, Class C, Class K and Investor Class shares to 1.65%, 2.30%, 2.30% and 1.75%, respectively. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors after April 30, 2004. During the six months ended September 30, 2003, IFG reimbursed transfer agency expenses of $0, $3,084, $18,677, $2,238 and $0, for Class A, Class B, Class C, Class K and Investor Class shares, respectively. During the six months ended September 30, 2003, IFG reimbursed other class specific expenses of $232 and $3,337 for Class B and Class K shares, respectively. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed current expense limitations and the reimbursement is made within three years after IFG incurred the expense. At September 30, 2003, the reimbursements that may potentially be made by the Fund to IFG which will expire during the calendar year ended 2005 for Class A, Class B, Class C, Class K and Investor Class shares were $0, $0, $11,128, $2,343 and $0, respectively and expiring during the calendar year ended 2006 for Class A, Class B, Class C, Class K and Investor Class shares were $0, $3,899, $27,652, $7,733 and $0, respectively. During the six months ended September 30, 2003, the Fund made no reimbursements to IFG.

The Fund, pursuant to a master administrative services agreement with IFG, has agreed to pay IFG for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, IFG was paid $60,976 for such services.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay IFG a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, IFG retained $527,874 for such services.

The Company has entered into master distribution agreements with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Class A, Class B, Class C, Class K and Investor Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class K and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.45% of the Fund’s average daily net assets of Class K shares and 0.25% of the Fund’s average daily net assets of the Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period July 1, 2003 through September 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid AIM Distributors $9,410, $4,975, $23,615, $594 and $136,962, respectively. Prior to July 1, 2003, INVESCO Distributors, Inc. (“IDI”) served as the Fund’s distributor in accordance with Rule 12b-1 of the 1940 Act under substantially identical terms as described for AIM Distributors above. For the period April 1, 2003 through June 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid IDI $8,656, $4,256, $24,988, $410 and $146,097, respectively.

Front-end sales commissions and contingent deferred sales charges (“CDSC”) (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period July 1, 2003 through September 30, 2003, AIM Distributors retained $12,387 in front-end sales commissions from the sale of Class A shares and $0, $580, $892 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period April 1, 2003 through June 30, 2003, IFG retained $3,552 in front-end sales commissions from the sale of Class A shares and $0, $2,506, $5,141 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain of the Fund’s officers and directors are also officers and directors of IFG, IDI and/or AIM Distributors.

NOTE 3—Expense Offset Arrangements

For the six months ended September 30, 2003, the Fund received reductions in custodian fees for temporarily uninvested cash of $453 and security brokerage transactions of $20,030 under an agreement with the Custodian, which resulted in a reduction of the Fund’s total expenses of $20,483.

NOTE 4—Directors’ Fees

Directors’ fees represent remuneration paid to each director who is not an “interested person” of IFG. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various INVESCO Funds, in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5—Portfolio Securities Loaned

The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer’s Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

At September 30, 2003, there were no securities on loan to brokers. For the six months ended September 30, 2003, the Fund received fees of $10,981 for securities lending.

NOTE 6—Borrowings

The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of the borrowing Fund’s total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended September 30, 2003, the Fund had average daily borrowings of $49,831 with a weighted average interest rate of 1.53% and interest expense of $383 and the Fund had average daily lendings of $19,005 with a weighted average interest rate of 1.47% and interest income of $140.

F-6

The Fund has available a committed Redemption Line of Credit Facility (“LOC”), from a consortium of national banks, to be used for temporary or emergency purposes of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. The funds which were party to the LOC were charged a commitment fee of 0.10% on the unused balance of the committed line. The Fund did not borrow under the LOC during the six months ended September 30, 2003. The LOC expires December 3, 2003.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund’s fiscal year-end.

The Fund has a capital loss carryforward for tax purposes which expires as follows:

Expiration	Capital Loss Carryforward

March 31, 2010	$23,759,009

March 31, 2011	34,688,770

Total capital loss carryforward	$58,447,779

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2003 was $102,291,898 and $133,147,928, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$26,733,257

Aggregate unrealized (depreciation) of investment securities	(5,241,887)

Net unrealized appreciation of investment securities	$21,491,370

Cost of investments for tax purposes is $213,146,696.

NOTE 9—Capital Stock

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares and the Investor Class shares are sold at net asset value. Under some circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

Changes in Shares Outstanding

	Six months ended September 30, 2003		Year ended March 31, 2003
	Shares	Amount	Shares	Amount

Sold:
Class A	341,805	$6,200,301	1,144,145	$19,736,581

Class B	34,860	613,351	93,080	1,571,590

Class C	308,617	5,409,824	984,511	16,754,905

Class K	61,496	1,008,708	22,288	343,185

Investor Class	2,732,192	49,021,579	12,665,097	218,874,059

Reacquired:
Class A	(212,435)	(3,860,201)	(602,143)	(9,898,155)

Class B	(7,340)	(129,583)	(3,209)	(50,708)

Class C	(347,956)	(6,117,468)	(1,052,371)	(17,803,340)

Class K	(45,416)	(745,291)	(5,719)	(85,824)

Investor Class	(4,706,449)	(83,912,170)	(17,525,270)	(298,479,641)

	(1,840,626)	$(32,510,950)	(4,279,591)	$(69,037,348)

F-7

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30, 2003		Year ended March 31, 2003

Net asset value, beginning of period	$16.85		$19.26

Income from investment operations:
Net investment income (loss)	0.01		(0.05	)(a)

Net gains (losses) on securities (both realized and unrealized)	0.97		(2.36)

Total from investment operations	0.98		(2.41)

Net asset value, end of period	$17.83		$16.85

Total return(b)	5.82%		(12.51)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$11,972		$9,131

Ratio of expenses to average net assets	1.64	%(c)	1.46%

Ratio of net investment income (loss) to average net assets	0.07	%(c)	(0.33)%

Portfolio turnover rate(d)	43%		144%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $10,323,263.
(d)	Not annualized for periods less than one year.

	Class B
	Six months ended September 30, 2003		Year ended March 31, 2003

Net asset value, beginning of period	$16.71		$19.26

Income from investment operations:
Net investment income (loss)	(0.05)		(0.17	)(a)

Net gains (losses) on securities (both realized and unrealized)	0.97		(2.38)

Total from investment operations	0.92		(2.55)

Net asset value, end of period	$17.63		$16.71

Total return(b)	5.50%		(13.24)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$2,070		$1,502

Ratio of expenses to average net assets:
With expense reimbursements	2.30	%(c)	2.33%

Without expense reimbursements	2.66	%(c)	2.41%

Ratio of net investment income (loss) to average net assets	(0.59	)%(c)	(1.16)%

Portfolio turnover rate(d)	43%		144%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $1,846,260.
(d)	Not annualized for periods less than one year.

F-8

NOTE 10—Financial Highlights (continued)

	Class C
	Six months ended September 30, 2003		Year ended March 31,			February 14, 2000 (Date sales commenced) through March 31, 2000
			2003	2002	2001

Net asset value, beginning of period	$16.45		$18.98	$19.58	$17.39	$14.35

Income from investment operations:
Net investment income (loss)	(0.05)		(0.11)	(0.07)	(0.05)	(0.01	)(a)

Net gains (losses) on securities (both realized and unrealized)	0.96		(2.42)	(0.53)	3.67	3.05

Total from investment operations	0.91		(2.53)	(0.60)	3.62	3.04

Less distributions from net realized gains	—		—	—	(1.43)	—

Net asset value, end of period	$17.36		$16.45	$18.98	$19.58	$17.39

Total return(b)	5.53%		(13.33)%	(3.06)%	22.35%	21.11%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$9,411		$9,566	$12,324	$8,704	$16

Ratio of expenses to average net assets (including interest expense):
With expense reimbursements	2.30	%(c)	2.33%	2.27%	2.05%	2.05	%(d)

Without expense reimbursements	2.68	%(c)	2.53%	2.27%	2.05%	2.05	%(d)

Ratio of net investment income (loss) to average net assets	(0.59	)%(c)	(1.22)%	(1.08)%	(1.10)%	(1.11	)%(d)

Portfolio turnover rate(e)	43%		144%	144%	166%	109%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $9,720,634.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

	Class K
	Six months ended September 30, 2003		Year ended March 31,			November 30, 2000 (Date sales commenced) through March 31, 2001
			2003		2002

Net asset value, beginning of period	$15.55		$17.98		$19.62	$16.76

Income from investment operations:
Net investment income (loss)	(0.00)		(0.14	)(a)	(0.05)	(0.15)

Net gains (losses) on securities (both realized and unrealized)	0.90		(2.29)		(1.59)	3.01

Total from investment operations	0.90		(2.43)		(1.64)	2.86

Net asset value, end of period	$16.45		$15.55		$17.98	$19.62

Total return(b)	5.79%		(13.52)%		(8.36)%	17.06%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$571		$289		$37	$1

Ratio of expenses to average net assets:
With expense reimbursements	1.75	%(c)	2.07%		11.62%	3.11	%(d)

Without expense reimbursements	4.25	%(c)	5.36%		11.62%	3.11	%(d)

Ratio of net investment income (loss) to average net assets	(0.04	)%(c)	(0.90)%		(10.45)%	(2.34	)%(d)

Portfolio turnover rate(e)	43%		144%		144%	166%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $446,247.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

F-9

NOTE 10—Financial Highlights (continued)

	Investor Class
	Six months ended September 30, 2003		Year ended March 31,						Five months ended March 31, 2000		Year ended October 31,
			2003		2002		2001				1999	1998

Net asset value, beginning of period	$16.81		$19.26		$19.73		$17.40		$13.68		$11.30	$19.38

Income from investment operations:
Net investment income (loss)	(0.01)		(0.10	)(a)	(0.07	)(a)	(0.08	)(a)	0.00		0.00	0.00

Net gains (losses) on securities (both realized and unrealized)	0.98		(2.35)		(0.40)		3.84		3.72		2.39	(5.04)

Total from investment operations	0.97		(2.45)		(0.47)		3.76		3.72		2.39	(5.04)

Less distributions:
Dividends from net investment income	—		—		—		—		—		(0.01)	(0.01)

Distributions from net realized gains	—		—		—		(1.43)		—		—	(3.03)

Net asset value, end of period	$17.78		$16.81		$19.26		$19.73		$17.40		$13.68	$11.30

Total return(b)	5.77%		(12.72)%		(2.38)%		23.09%		27.19%		21.19%	(28.51)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$209,254		$231,023		$358,439		$445,845		$221,432		$196,136	$137,455

Ratio of expenses to average net assets	1.79	%(c)	1.69%		1.53%		1.41%		1.60	%(d)	1.68%	1.58%

Ratio of net investment income (loss) to average net assets	(0.08	)%(c)	(0.57)%		(0.34)%		(0.35)%		(0.26	)%(d)	(0.05)%	0.01%

Portfolio turnover rate(e)	43%		144%		144%		166%		109%		279%	192%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $226,447,529.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

NOTE 11—Subsequent Events

On October 21, 2003, shareholders of the Fund approved the following:

•	The election of Directors as proposed;
•	A new investment advisory agreement between A I M Advisors, Inc. (“AIM”) and the Company, under which AIM will serve as the investment advisor for the Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. (“INVESCO Institutional”), under which INVESCO Institutional will serve as sub-advisor for the Fund. These agreements will become effective in November 2003;
•	An Agreement and Plan of Reorganization (the “ISF Plan”), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware Trust.

Also on October 28, 2003, the shareholders of the AIM Global Energy Fund (the “Selling Fund”) approved an Agreement and Plan of Reorganization (the “Plan”) pursuant to which the Selling Fund would transfer substantially all of its assets to the INVESCO Energy Fund (the “Fund”) in exchange for shares of the Fund in a tax-free reorganization. The transaction is expected to become effective in November 2003.

NOTE 12—Regulatory Inquiries

As has been widely reported, the U.S. Securities & Exchange Commission (“SEC”), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. (“AIM”) in Houston and INVESCO Funds Group, Inc. (“INVESCO”) in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquires from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

F-10

OTHER INFORMATION

Directors and Officers

Board of Directors	Officers	Office of the Fund

(effective 10-21-03)

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll

Mark H. Williamson

(effective 11-05-03)

Robert H. Graham

Chairman and President

Raymond R. Cunningham

Executive Vice President

Mark H. Williamson

Executive Vice President

Kevin M. Carome

Senior Vice President and Secretary

Gary T. Crum

Senior Vice President

Dana R. Sutton

Vice President and Treasurer

Ronald L. Grooms

Vice President and Assistant Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Melville B. Cox

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046

Investment Advisor

(effective 11-25-03)

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Sub-Advisor

(effective 11-25-03)

INVESCO Institutional (N.A.), Inc.

1360 Peachtree Street, N.E., Suite 100

Atlanta, GA 30309

Transfer Agent

(effective 10-01-03)

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Counsel to the Fund

(effective 10-21-03)

Ballard Spahr

Andrews & Ingersoll, LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Counsel to the Directors

(effective 10-21-03)

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Domestic Equity

AIM Aggressive Growth Fund

AIM Balanced Fund*

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Blue Chip Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Dent Demographic Trends Fund

AIM Diversified Dividend Fund1

AIM Emerging Growth Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Libra Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund

AIM Mid Cap Growth Fund

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM Premier Equity Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM Small Cap Growth Fund2

AIM Trimark Endeavor Fund

AIM Trimark Small Companies Fund

AIM Weingarten Fund

INVESCO Core Equity Fund

INVESCO Dynamics Fund

INVESCO Mid-Cap Growth Fund

INVESCO Small Company Growth Fund

INVESCO S&P 500 Index Fund

INVESCO Total Return Fund*

* Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund

AIM Global Aggressive Growth Fund

AIM Global Growth Fund

AIM Global Trends Fund

AIM Global Value Fund3

AIM International Emerging Growth Fund

AIM International Growth Fund

AIM Trimark Fund

INVESCO International Core Equity4

Sector Equity

AIM Global Health Care Fund

AIM Real Estate Fund

INVESCO Advantage Health Sciences Fund

INVESCO Energy Fund

INVESCO Financial Services Fund

INVESCO Gold & Precious Metals Fund

INVESCO Health Sciences Fund

INVESCO Leisure Fund

INVESCO Multi-Sector Fund

INVESCO Technology Fund

INVESCO Utilities Fund

Fixed Income

TAXABLE

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short-Term Bond Fund

AIM Total Return Bond Fund

INVESCO U.S. Government Money Fund

TAX-FREE

AIM High Income Municipal Fund

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

1Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. 2AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. 3Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. 4Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.

            I-ENE-SAR-1

INVESCO Financial Services Fund

September 30, 2003

Semiannual

Report to Shareholders

INVESCO Financial Services Fund seeks growth of capital.

Not FDIC Insured May lose value No bank guarantee	This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

MARKET CAPITALIZATION BREAKDOWN*

Based on total equity holdings

Source: Lipper, Inc.

TOTAL NUMBER OF HOLDINGS*	56

TOTAL NET ASSETS	$848.3 million

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

Class A Shares

Inception (3/28/02)	-7.25%

1 Year	14.48

Class B Shares

Inception (3/28/02)	-6.58%

1 Year	15.31

Class C Shares

Inception (2/14/00)	5.55%

1 Year	18.80

Investor Class Shares

Inception (6/2/86)	14.31%

10 Years	11.83

5 Years	6.06

1 Year	21.04

Class K Shares

Inception (11/30/00)	-1.67%

1 Year	21.00

Past performance cannot guarantee comparable future results. Due to significant market volatility, results of an investment made today may differ substantially from the historical performance shown. Call your financial advisor for more current performance.

FUND VS. INDEX

Total Returns 3/31/03–9/30/03 excluding sales charges

Class A Shares	21.63%

Class B Shares	21.21

Class C Shares	20.95

Class K Shares	21.59

Investor Class Shares	21.58

S&P 500 Index	18.44

Source: Lipper, Inc.

TOP 10 EQUITY HOLDINGS*

1. Merrill Lynch & Co., Inc.	6.6%

2. Citigroup Inc.	6.3

3. Wells Fargo & Co.	5.0

4. Wachovia Corp.	5.0

5. Bank of America Corp.	5.0

6. American International Group, Inc.	4.9

7. J.P. Morgan Chase & Co.	3.8

8. Lehman Brothers Holdings Inc.	3.8

9. American Express Co.	3.3

10. Allstate Corp. (The)	3.3

TOP 10 INDUSTRIES*

1. Diversified Banks	18.4%

2. Investment Banking & Brokerage	14.3

3. Asset Management & Custody Banks	11.4

4. Property & Casualty Insurance	7.8

5. Other Diversified Financial Services	7.5

6. Consumer Finance	7.3

7. Regional Banks	6.3

8. Diversified Capital Markets	6.1

9. Thrifts & Mortgage Finance	5.8

10. Multi-Line Insurance	5.6

*Excludes money market fund holdings.

The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

About information throughout this report:

☐ Unless otherwise stated, information presented here is as of 9/30/03 and is based on total net assets.

☐ INVESCO Financial Services Fund’s performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

☐ Had the advisor not waived fees and/or reimbursed expenses, returns for Class A, Class B and Class K shares would have been lower.

☐ When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund’s share classes will differ due to different sales charge structures and class expenses.

☐ Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the appropriate prospectus. Investor Class shares are sold at net asset value, that is, without a sales charge.

☐ Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

☐ Class K shares are available only to certain retirement plans. Please see the prospectus for more details. They are sold at net asset value, that is, without up-front sales charges. Class K share returns do not include a 0.70% contingent deferred sales charge (CDSC) that may be imposed on a total redemption of retirement plan assets within the first year.

☐ Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

☐ Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

☐ International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. companies. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

☐ The fund’s investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than their original cost.

☐ Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

☐ The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

☐ A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available with charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

For more information, please visit AIMinvestments.com.

FROM THE CHAIRMAN

DEAR SHAREHOLDER:

Welcome to AIM Investments. As you are no doubt aware, earlier this year your fund’s board of directors approved a recommendation to integrate the INVESCO Funds into the AIM Family of Funds. As the first step in this integration process, AIM became the U.S. distributor for your fund effective July 1, 2003. On October 1, 2003, shares of your fund became exchangeable for shares of all the other funds in the AIM Family of Funds. Finally, on October 21, 2003, the fund’s shareholders elected a new board of directors consisting of directors from both the AIM Funds and the INVESCO Funds, and approved a new investment advisory agreement under which AIM will serve as the investment advisor for your fund and a new subadvisory agreement under which INVESCO will continue to manage the fund’s investments.

It is important to note that none of these changes will affect the way your fund is managed. Your fund will continue to be managed by the same fund manager and will still pursue the same investment objective as described in the fund’s prospectus. We’re excited by the integration of AIM and INVESCO, and we believe our new structure will offer you a greater number and diversity of investment solutions to meet your individual financial needs. On the next page, you’ll find a report on the fund’s performance during the reporting period.

While these are some key steps we’ve taken in our ongoing effort to provide you with high-quality investment products and services, I would also like to address important issues that are currently affecting the mutual fund industry.

As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.

We have been conducting our own internal review of these issues. Without waiting for the results of that review, we have taken steps—implemented new policies and strengthened existing ones—to discourage excessive short-term trading. These steps include daily monitoring of trading activities; redemption fees on certain funds we believe are most likely to be vulnerable to excessive short-term trading; implementing a new exchange policy (effective on or about March 1, 2004) designed to limit excessive exchanges between funds; and employing a fair value pricing policy on certain foreign securities to discourage excessive short-term trading. In addition, we have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries.

We encourage you to visit our Web site at AIMinvestments.com for our latest views on important industry developments. We would like to thank you for your continued participation in INVESCO Financial Services Fund and want you to know that we remain committed to helping you build solutions for your financial goals.

Sincerely,

Robert H. Graham

Chairman and President

November 10, 2003

We have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries. Robert H. Graham

DEAR SHAREHOLDER:

This is the semiannual report for INVESCO Financial Services Fund for the six months ended September 30, 2003. As you can see, we’ve redesigned our reports as part of our recent integration with AIM Investments. Since AIM became the distributor for your INVESCO funds, we wanted to streamline our communications and make them consistent across all INVESCO and AIM funds.

For starters, we’ve decided to simplify the format of our semiannual reports as well as produce individual reports for each of the INVESCO funds, rather than grouping them by fund type. We hope this will enable you to go right to the information you want and need. Semiannual reports like this one will be simplified with brief commentary in this letter, while the annual reports will continue to have the managers’ commentary in the usual longer format.

We encourage you to visit our Web site, AIMinvestments.com, for a wealth of additional information on your fund. The information available at AIMinvestments.com is timelier than the data you’ll find in our printed reports because posting information online can be done much more expeditiously than producing a printed report. On the Web site, you’ll find current manager commentary, quarterly updates, as well as the most recent performance data.

And don’t forget you can sign up online for eDelivery of these reports to have your fund information delivered right to your computer.

Your fund

As shown in the table on the inside front cover, the fund outperformed the broad market, as measured by the S&P 500. For the six-month period ended September 30, 2003, Investor Class Shares returned 21.58% compared to 18.44% for the index. Results for other share classes are shown in a table on the inside front cover.

For the six-month period ended September 30, 2003, financial services was the second-best performing sector in the S&P 500, trailing only information technology. Portfolio manager Joseph Skornicka, attributed the attractiveness of financial services stocks to low interest rates and improving economic and market conditions. The fund’s exposure to industry groups such as property and casualty insurance and reinsurance and regional banks hurt the fund’s performance.

Enhancing performance were the stocks of investment and brokerage firms and asset management and custody banks, which benefited from a rising stock market. The portfolio manager increased the fund’s exposure to investment and brokerage firm stocks because he believed increased equity issuance and cost control measures have improved fundamentals within this industry.

Stocks that enhanced fund performance included Merrill Lynch, a leading investment and brokerage firm, and Citigroup, a global financial services company. Merrill Lynch reported the second-best earnings in its history for the second quarter of 2003. Citigroup reported record income from continuing operations for the same quarter.

Detracting from the fund’s performance was SAFECO, a property and casualty insurance company. During the third quarter, the company announced a restructuring effort, which involved a large addition to reserves in its workers’ compensation business and the pending sale of its life insurance division. The fund manager still likes SAFECO, and believes the company’s new underwriting methodology and technology platforms for new business could give it a competitive advantage.

Your goals. Our solutions.

We appreciate your continued investment in INVESCO and want you to know that we remain committed to helping you build solutions for your financial goals. If you have any questions or comments, please contact your financial advisor or call our Client Services department at 800-959-4246.

Sincerely,

Ray Cunningham

President and CEO, INVESCO Funds Group, Inc.

September 30, 2003

For the six-month period ended September 30, 2003, financial services was the second-best performing sector in the S&P 500 … Ray Cunningham

FINANCIALS

Schedule of Investments

September 30, 2003

(Unaudited)

	Shares	Market Value

COMMON STOCKS & OTHER EQUITY INTERESTS–97.66%

Asset Management & Custody Banks–11.36%
Bank of New York Co., Inc. (The)	870,700	$25,346,077

Franklin Resources, Inc.	446,500	19,739,765

Investors Financial Services Corp.	319,100	10,019,740

Legg Mason, Inc.	221,200	15,970,640

Mellon Financial Corp.	348,500	10,503,790

Northern Trust Corp.	204,700	8,687,468

State Street Corp.	135,400	6,093,000

		96,360,480

Consumer Finance–7.25%
American Express Co.	628,100	28,302,186

Capital One Financial Corp.	294,400	16,792,576

MBNA Corp.	281,500	6,418,200

Providian Financial Corp.	209,500	2,470,005

SLM Corp.	193,200	7,527,072

		61,510,039

Diversified Banks–18.40%
Bank of America Corp.	540,600	42,188,424

Bank One Corp.	435,300	16,824,345

FleetBoston Financial Corp.	258,100	7,781,715

U.S. Bancorp	180,000	4,318,200

Wachovia Corp.	1,030,700	42,454,533

Wells Fargo & Co.	825,300	42,502,950

		156,070,167

Diversified Capital Markets–6.14%
Credit Suisse Group (Switzerland)	119,900	3,844,699

J.P. Morgan Chase & Co.	950,700	32,637,531

UBS A.G. (Switzerland)	277,600	15,609,448

		52,091,678

Insurance Brokers–2.95%
Marsh & McLennan Cos., Inc.	353,600	16,834,896

Willis Group Holdings Ltd. (Bermuda)	265,400	8,161,050

		24,995,946

Investment Banking & Brokerage–14.30%
Ameritrade Holding Corp.(a)	177,200	1,993,500

Bear Stearns Cos. Inc. (The)	139,300	10,419,640

E*TRADE Financial Corp.(a)	451,300	4,179,038

Goldman Sachs Group, Inc. (The)	141,000	11,829,900

Lehman Brothers Holdings Inc.	465,100	32,129,108

	Shares	Market Value

Investment Banking & Brokerage–(Continued)
Merrill Lynch & Co., Inc.	1,050,300	$56,222,559

Morgan Stanley	89,500	4,516,170

		121,289,915

Life & Health Insurance–1.61%
Prudential Financial, Inc.	298,200	11,140,752

UnumProvident Corp.	171,300	2,530,101

		13,670,853

Multi-Line Insurance–5.59%
American International Group, Inc.	725,802	41,878,775

Hartford Financial Services Group, Inc. (The)	106,200	5,589,306

		47,468,081

Other Diversified Financial Services–7.46%
Citigroup Inc.	1,172,000	53,337,720

Principal Financial Group, Inc.	319,800	9,910,602

		63,248,322

Property & Casualty Insurance–7.77%
Allstate Corp. (The)	762,100	27,839,513

Ambac Financial Group, Inc.	290,600	18,598,400

SAFECO Corp.	409,200	14,428,392

Travelers Property Casualty Corp.–Class A	318,500	5,057,780

		65,924,085

Real Estate–0.46%
iStar Financial Inc.	99,900	3,891,105

Regional Banks–6.27%
Charter One Financial, Inc.	146,200	4,473,720

City National Corp.	95,600	4,871,776

Compass Bancshares, Inc.	96,700	3,343,886

Fifth Third Bancorp	244,750	13,576,282

First Tennessee National Corp.	90,900	3,859,614

M&T Bank Corp.	90,700	7,918,110

Synovus Financial Corp.	336,100	8,399,139

TCF Financial Corp.	140,000	6,713,000

		53,155,527

Reinsurance–1.74%
Endurance Specialty Holdings Ltd. (Bermuda)	251,900	7,355,480

Platinum Underwriters Holdings, Ltd. (Bermuda)	264,800	7,440,880

		14,796,360

Specialized Finance–0.58%
CIT Group Inc.	170,000	4,889,200

F-1

	Shares	Market Value

Thrifts & Mortgage Finance–5.78%
Fannie Mae	236,700	$16,616,340

Freddie Mac	111,500	5,837,025

PMI Group, Inc. (The)	200,700	6,773,625

Radian Group Inc.	446,000	19,802,400

		49,029,390

Total Common Stocks & Other Equity Interests (Cost $683,737,721)		828,391,148

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

	Shares	Market Value

MONEY MARKET FUNDS–2.43%
INVESCO Treasurer’s Series Money Market Reserve Fund (Cost $20,665,272)(b)	20,665,272	$20,665,272

TOTAL INVESTMENTS–100.09% (Cost $704,402,993)		849,056,420

OTHER ASSETS LESS LIABILITIES–(0.09%)		(802,122)

NET ASSETS–100.00%		$848,254,298

F-2

Statement of Assets and Liabilities

September 30, 2003

(Unaudited)

Assets:
Investments, at market value (cost $683,737,721)	$828,391,148

Investments in affiliated money market funds (cost $20,665,272)	20,665,272

Foreign currencies, at value (cost $0)	2,182

Receivables for:
Investments sold	5,114,246

Capital stock sold	159,037

Dividends	842,578

Investment for deferred compensation and retirement plans	123,025

Other assets	113,960

Total assets	855,411,448

Liabilities:
Payables for:
Investments purchased	5,123,616

Capital stock reacquired	1,215,616

Deferred compensation and retirement plans	156,564

Accrued distribution fees	181,121

Accrued directors’ fees	8,999

Accrued transfer agent fees	339,710

Accrued operating expenses	131,524

Total liabilities	7,157,150

Net assets applicable to shares outstanding	$848,254,298

Net assets consist of:
Capital (par value and additional paid-in)	$717,069,021

Undistributed net investment income	2,337,930

Undistributed net realized gain (loss) from investment securities and foreign currencies	(15,800,471)

Unrealized appreciation of investment securities and foreign currencies	144,647,818

$848,254,298

Net Assets:
Class A	$7,202,017

Class B	$1,411,049

Class C	$12,006,068

Class K	$1,325,854

Investor Class	$826,309,310

Capital stock, $0.01 par value per share:
Class A:
Authorized	100,000,000

Outstanding	273,126

Class B:
Authorized	100,000,000

Outstanding	53,558

Class C:
Authorized	100,000,000

Outstanding	464,317

Class K:
Authorized	100,000,000

Outstanding	51,278

Investor Class:
Authorized	300,000,000

Outstanding	31,215,071

Class A:
Net asset value per share	$26.37

Offering price per share:
(Net asset value of $26.37 ÷ 94.50%)	$27.90

Class B:
Net asset value and offering price per share	$26.35

Class C:
Net asset value and offering price per share	$25.86

Class K:
Net asset value and offering price per share	$25.86

Investor Class:
Net asset value and offering price per share	$26.47

See Notes to Financial Statements.

F-3

Statement of Operations

For the six months ended September 30, 2003

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $55,602)	$8,479,997

Dividends from affiliated money market funds	24,048

Interest	101,223

Total investment income	8,605,268

Expenses:
Advisory fees	2,876,833

Administrative services fees	197,423

Custodian fees	41,434

Distribution fees
Class A	10,358

Class B	6,314

Class C	60,139

Class K	4,494

Investor Class	1,042,507

Transfer agent fees
Class A	19,613

Class B	3,062

Class C	40,107

Class K	9,142

Investor Class	1,614,881

Printing and postage fees	287,725

Directors’ fees	27,342

Other	93,881

Total expenses	6,335,255

Less: Expenses reimbursed and expense offset arrangements	(95,800)

Net expenses	6,239,455

Net investment income	2,365,813

Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain (loss) from:
Investment securities	46,599,636

Foreign currencies	(20,418)

46,579,218

Change in net unrealized appreciation (depreciation) of:
Investment securities	112,268,964

Foreign currencies	(222,846)

112,046,118

Net gain from investment securities and foreign currencies	158,625,336

Net increase in net assets resulting from operations	$160,991,149

See Notes to Financial Statements.

F-4

Statement of Changes in Net Assets

For the six months ended September 30, 2003 and the year ended March 31, 2003

(Unaudited)

	September 30, 2003	March 31, 2003

Operations:
Net investment income	$2,365,813	$3,404,122

Net realized gain (loss) from investment securities and foreign currencies	46,579,218	(60,822,257)

Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies	112,046,118	(200,292,557)

Net increase (decrease) in net assets resulting from operations	160,991,149	(257,710,692)

Distributions to shareholders from net investment income:
Class A	—	(48,729)

Class B	—	(5,074)

Class K	—	(7,794)

Investor Class	—	(3,262,896)

Total distributions from net investment income	—	(3,324,493)

Distributions to shareholders from net realized gains:
Class A	—	(6,137)

Class B	—	(1,350)

Class C	—	(18,276)

Class K	—	(2,046)

Investor Class	—	(1,270,020)

Total distributions from net realized gains	—	(1,297,829)

Decrease in net assets resulting from distributions	—	(4,622,322)

Share transactions–net:
Class A	760,333	6,159,468

Class B	204,584	1,140,827

Class C	(53,471)	(3,084,162)

Class K	(339,388)	618,396

Investor Class	(65,422,752)	(242,531,721)

Net increase (decrease) in net assets resulting from share transactions	(64,850,694)	(237,697,192)

Net increase (decrease) in net assets	96,140,455	(500,030,206)

Net assets:
Beginning of period	752,113,843	1,252,144,049

End of period	$848,254,298	$752,113,843

See Notes to Financial Statements.

F-5

Notes to Financial Statements

September 30, 2003

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO Financial Services Fund (the “Fund”) is a series portfolio of INVESCO Sector Funds, Inc. (the “Company”). Effective October 1, 2003, the name of the Company changed to AIM Sector Funds, Inc. The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund’s investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company’s officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund’s net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B.	Repurchase Agreements — Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund’s custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
C.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.
F.

Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates

F-6

of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H.	Expenses — Each Class bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses, based on the relative net assets of each Class.

NOTE 2—Advisory Fees and Other Transactions with Affiliates

The Company has entered into an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”) to serve as the Fund’s investment advisor. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at applicable rate and paid monthly. The fee is based on the annual rate of the Fund’s average net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

From $350 million to $700 million	0.65%

From $700 million to $2 billion	0.55%

From $2 billion to $4 billion	0.45%

From $4 billion to $6 billion	0.40%

From $6 billion to $8 billion	0.375%

Over $8 billion	0.35%

IFG has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) of Class A, Class B, Class C and Class K shares to 2.10%, 2.75%, 2.75% and 2.20%, respectively. IFG has voluntarily agreed to waive advisory fees and/or reimburse expenses after absorption (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) to the extent necessary to limit total annual operating expenses of Class A, Class B, Class C and Class K shares to 1.40%, 2.05%, 2.75% and 1.50%, respectively. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors after April 30, 2004. During the six months ended September 30, 2003, IFG reimbursed transfer agency expenses of $15,309, $2,560, $5,931, $8,349 and $0 for Class A, Class B, Class C, Class K and Investor Class shares, respectively. During the six months ended September 30, 2003, IFG reimbursed other class specific expenses of $0, $2,388, $0, $1,375 and $0 for Class A Class B, Class C, Class K and Investor Class shares, respectively. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed current expense limitations and the reimbursement is made within three years after IFG incurred the expense. At September 30, 2003, the reimbursements that may potentially be made by the Fund to IFG which will expire during the calendar year ended 2005 for Class A, Class B, Class C, Class K and Investor Class shares were $2,377, $633, $0, $1,905 and $0, respectively and expiring during the calendar year ended 2006 for Class A, Class B, Class C, Class K and Investor Class shares were $16,849, $6,371, $0, $11,817 and $0, respectively. During the six months ended September 30, 2003, the Fund made no reimbursements to IFG.

The Company, pursuant to a master administrative services agreement with IFG, has agreed to pay IFG for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, IFG was paid $197,423 for such services.

The Company, pursuant to a transfer agency and service agreement, has agreed to pay IFG a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, IFG retained $1,259,500 for such services.

The Company has entered into master distribution agreements with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Class A, Class B, Class C, Class K and Investor Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class K and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.45% of the Fund’s average daily net assets of Class K shares and 0.25% of the Fund’s average daily net assets of the Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period July 1, 2003 through September 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid AIM Distributors $5,267, $3,447, $31,849, $2,552 and $534,487, respectively. Prior to July 1, 2003, INVESCO Distributors, Inc. (“IDI”) served as the Fund’s distributor in accordance with Rule 12b-1 of the 1940 Act under substantially identical terms as described for AIM Distributors above. For the period April 1, 2003 through June 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid IDI $5,091, $2,867, $28,290, $1,942 and $508,020, respectively.

Front-end sales commissions and contingent deferred sales charges (“CDSC”) (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales

F-7

of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period July 1, 2003 through September 30, 2003, AIM Distributors retained $1,365 in front-end sales commissions from the sale of Class A shares and $0, $449, $489 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period April 1, 2003 through June 30, 2003, IFG retained $127 in front-end sales commissions from the sale of Class A shares and $0, $0, $834 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain of the Fund’s officers and directors are also officers and directors of IFG, IDI and/or AIM Distributors.

NOTE 3—Expense Offset Arrangements

For the six months ended September 30, 2003, the Fund received reductions in custodian fees for temporarily uninvested cash of $1,199 and security brokerage transactions of $58,689 under an agreement with the Custodian, which resulted in a reduction of the Fund’s total expenses of $59,888.

NOTE 4—Directors’ Fees

Directors’ fees represent remuneration paid to each director who is not an “interested person” of IFG. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various INVESCO Funds, in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5—Borrowings

The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of the borrowing Fund’s total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes.

The Fund has available a committed Redemption Line of Credit Facility (“LOC”), from a consortium of national banks, to be used for temporary or emergency purposes of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. The funds which were party to the LOC were charged a commitment fee of 0.10% on the unused balance of the committed line. The LOC expires December 3, 2003.

The Fund did not borrow or lend under the interfund lending facility or borrow under the LOC during the six months ended September 30, 2003.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund’s fiscal year-end.

The Fund has a capital loss carryforward for tax purposes which expires as follows:

Expiration	Capital Loss Carryforward

March 31, 2011	$52,702,581

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2003 was $242,675,107 and $298,827,706, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$148,300,753

Aggregate unrealized (depreciation) of investment securities	(3,980,988)

Net unrealized appreciation of investment securities	$144,319,765

Cost of investments for tax purposes is $704,736,655.

F-8

NOTE 8—Capital Stock

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares and the Investor Class shares are sold at net asset value. Under some circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

Changes in Shares Outstanding

	Six months ended September 30, 2003		Year ended March 31, 2003
	Shares	Amount	Shares	Amount
Sold:
Class A	114,568	$2,935,908	357,198	$8,745,135

Class B	9,564	242,744	47,478	1,184,600

Class C	370,021	9,467,059	774,225	19,297,579

Class K	52,646	1,323,937	41,708	964,477

Investor Class	7,581,116	187,038,018	92,466,548	2,282,256,437

Issued as reinvestment of dividends:
Class A	—	—	2,132	46,662

Class B	—	—	267	5,986

Class C	—	—	673	15,533

Class K	—	—	454	9,812

Investor Class	—	—	196,653	4,373,500

Reacquired:
Class A	(86,388)	(2,175,575)	(114,384)	(2,632,329)

Class B	(1,534)	(38,160)	(2,217)	(49,759)

Class C	(374,727)	(9,520,530)	(911,176)	(22,397,274)

Class K	(64,728)	(1,663,325)	(16,126)	(355,893)

Investor Class	(10,102,667)	(252,460,770)	(102,655,456)	(2,529,161,658)

	(2,502,129)	$(64,850,694)	(9,812,023)	$(237,697,192)

F-9

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30, 2003		Year ended March 31, 2003
Net asset value, beginning of period	$21.68		$28.22

Income from investment operations:
Net investment income	0.08	(a)	0.06

Net gains (losses) on securities (both realized and unrealized)	4.61		(6.37)

Total from investment operations	4.69		(6.31)

Less distributions:
Dividends from net investment income	—		(0.20)

Distributions from net realized gains	—		(0.03)

Total distributions	—		(0.23)

Net asset value, end of period	$26.37		$21.68

Total return(b)	21.63%		(22.36)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$7,202		$5,311

Ratio of expenses to average net assets:
With expense reimbursements	1.40	%(c)	1.38%

Without expense reimbursements	1.92	%(c)	1.51%

Ratio of net investment income to average net assets	0.62	%(c)	0.49%

Portfolio turnover rate(d)	30%		60%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $5,918,748.
(d)	Not annualized for periods less than one year.

F-10

NOTE 9—Financial Highlights (continued)

	Class B
	Six months ended September 30, 2003		Year ended March 31, 2003

Net asset value, beginning of period	$21.74		$28.22

Income from investment operations:
Net investment income (loss)	(0.00	)(a)	(0.03)

Net gains (losses) on securities (both realized and unrealized)	4.61		(6.30)

Total from investment operations	4.61		(6.33)

Less distributions:
Dividends from net investment income	—		(0.11)

Distributions from net realized gains	—		(0.04)

Total distributions	—		(0.15)

Net asset value, end of period	$26.35		$21.74

Total return(b)	21.20%		(22.48)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$1,411		$990

Ratio of expenses to average net assets:
With expense reimbursements	2.05	%(c)	2.09%

Without expense reimbursements	2.84	%(c)	2.40%

Ratio of net investment income (loss) to average net assets	(0.03	)%(c)	(0.20)%

Portfolio turnover rate(d)	30%		60%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $1,262,805.
(d)	Not annualized for periods less than one year.

F-11

NOTE 9—Financial Highlights (continued)

	Class C
	Six months ended September 30, 2003		Year ended March 31,				February 14, 2000 (Date sales commenced) to March 31, 2000
			2003	2002	2001

Net asset value, beginning of period	$21.38		$27.89	$28.72	$27.06		$23.66

Income from investment operations:
Net investment income (loss)	(0.06	)(a)	(0.25)	(0.10)	(0.09	)(a)	0.00

Net gains (losses) on securities (both realized and unrealized)	4.54		(6.22)	0.87	3.05		3.48

Total from investment operations	4.48		(6.47)	0.77	2.96		3.48

Less distributions:
Dividends from net investment income	—		—	—	(0.08)		(0.08)

Distributions from net realized gains	—		(0.04)	(1.60)	(1.22)		—

Total distributions	—		(0.04)	(1.60)	(1.30)		(0.08)

Net asset value, end of period	$25.86		$21.38	$27.89	$28.72		$27.06

Total return(b)	20.95%		(23.22)%	2.98%	10.87%		14.72%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$12,006		$10,026	$16,880	$12,221		$138

Ratio of expenses to average net assets:
With expense reimbursements	2.48	%(c)	2.45%	2.07%	1.85%		1.63	%(d)

Without expense reimbursements	2.58	%(c)	2.45%	2.07%	1.85%		1.63	%(d)

Ratio of net investment income (loss) to average net assets	(0.46	)%(c)	(0.68)%	(0.57)%	(0.31)%		0.39	%(d)

Portfolio turnover rate(e)	30%		60%	81%	99%		38%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $12,027,720.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

F-12

NOTE 9—Financial Highlights (continued)

	Class K
	Six months ended September 30, 2003		Year ended March 31,			November 30, 2000 (Date sales commenced) to March 31, 2001
			2003	2002

Net asset value, beginning of period	$21.27		$27.69	$28.67		$29.35

Income from investment operations:
Net investment income (loss)	0.07	(a)	0.15	(0.03	)(a)	(0.17)

Net gains (losses) on securities (both realized and unrealized)	4.52		(6.41)	0.90		(0.38)

Total from investment operations	4.59		(6.26)	0.87		(0.55)

Less distributions:
Dividends from net investment income	—		(0.12)	(0.25)		(0.13)

Distributions from net realized gains	—		(0.04)	(1.60)		—

Total distributions	—		(0.16)	(1.85)		(0.13)

Net asset value, end of period	$25.867		$21.27	$27.69		$28.67

Total return(b)	21.58%		(22.62)%	3.38%		(1.97)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$1,326		$1,348	$1,033		$1

Ratio of expenses to average net assets:
With expense reimbursements	1.50	%(c)	1.78%	1.63%		3.35	%(d)

Without expense reimbursements	2.48	%(c)	2.13%	1.63%		3.35	%(d)

Ratio of net investment income (loss) to average net assets	0.52	%(c)	0.18%	(0.12)%		(1.80	)%(d)

Portfolio turnover rate(e)	30%		60%	81%		99%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $1,997,205.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

F-13

NOTE 9—Financial Highlights (continued)

	Investor Class
	Six months ended September 30, 2003		Year ended March 31,			Five months ended March 31, 2000		Year ended October 31,
			2003	2002	2001			1999	1998

Net asset value, beginning of period	$21.77		$28.22	$28.88	$27.13	$29.73		$28.45	$29.14

Income from investment operations:
Net investment income	0.07	(a)	0.10	0.07	0.10	0.03		0.08	0.25

Net gains (losses) on securities (both realized and unrealized)	4.63		(6.42)	0.94	2.97	0.05		3.52	3.01

Total from investment operations	4.70		(6.32)	1.01	3.07	0.08		3.60	3.26

Less distributions:
Dividends from net investment income	—		(0.10)	(0.07)	(0.10)	(0.03)		(0.08)	(0.25)

Distributions from net realized gains	—		(0.03)	(1.60)	(1.22)	(2.65)		(2.24)	(3.70)

Total distributions	—		(0.13)	(1.67)	(1.32)	(2.68)		(2.32)	(3.95)

Net asset value, end of period	$26.47		$21.77	$28.22	$28.88	$27.13		$29.73	28.45

Total return(b)	21.59%		(22.39)%	3.82%	11.25%	0.60%		13.52%	11.76%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$826,309		$734,440	$1,234,230	$1,368,583	$1,133,350		$1,242,555	$1,417,655

Ratio of expenses to average net assets	1.46	%(c)	1.40%	1.27%	1.25%	1.29	%(d)	1.26%	1.05%

Ratio of net investment income to average net assets	0.56	%(c)	0.38%	0.24%	0.36%	0.25	%(d)	0.25%	0.85%

Portfolio turnover rate(e)	30%		60%	81%	99%	38%		83%	52%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $834,005,443.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

NOTE 10—Subsequent Events

On October 21, 2003, shareholders of the Fund approved the following:

•	The election of Directors as proposed;
•	A new investment advisory agreement between A I M Advisors , Inc. (“AIM”) and the Company, under which AIM will serve as the investment advisor for the Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. (“INVESCO Institutional”), under which INVESCO Institutional will serve as sub-advisor for the Fund. These agreements will become effective in November 2003;
•	An Agreement and Plan of Reorganization (the “ISF Plan”), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware Trust.

Also on October 28, 2003, the shareholders of the AIM Global Financial Services Fund (the “Selling Fund”) approved an Agreement and Plan of Reorganization (the “Plan”) pursuant to which the Selling Fund would transfer substantially all of its assets to the INVESCO Financial Services Fund (the “Fund”) in exchange for shares of the Fund in a tax-free reorganization. The transaction is expected to become effective in November 2003.

NOTE 11—Regulatory Inquiries

As has been widely reported, the U.S. Securities & Exchange Commission (“SEC”), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. (“AIM”) in Houston and INVESCO Funds Group, Inc. (“INVESCO”) in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquires from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

F-14

OTHER INFORMATION

Directors and Officers

Board of Directors	Officers	Office of the Fund

(effective 10-21-03)

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll

Mark H. Williamson

(effective 11-05-03)

Robert H. Graham

Chairman and President

Raymond R. Cunningham

Executive Vice President

Mark H. Williamson

Executive Vice President

Kevin M. Carome

Senior Vice President and Secretary

Gary T. Crum

Senior Vice President

Dana R. Sutton

Vice President and Treasurer

Ronald L. Grooms

Vice President and Assistant Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Melville B. Cox

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046

Investment Advisor

(effective 11-25-03)

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Sub-Advisor

(effective 11-25-03)

INVESCO Institutional (N.A.), Inc.

1360 Peachtree Street, N.E., Suite 100

Atlanta, GA 30309

Transfer Agent

(effective 10-01-03)

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Counsel to the Fund

(effective 10-21-03)

Ballard Spahr

Andrews & Ingersoll, LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Counsel to the Directors

(effective 10-21-03)

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Domestic Equity

AIM Aggressive Growth Fund

AIM Balanced Fund*

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Blue Chip Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Dent Demographic Trends Fund

AIM Diversified Dividend Fund1

AIM Emerging Growth Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Libra Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund

AIM Mid Cap Growth Fund

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM Premier Equity Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM Small Cap Growth Fund2

AIM Trimark Endeavor Fund

AM Trimark Small Companies Fund

AIM Weingarten Fund

INVESCO Core Equity Fund

INVESCO Dynamics Fund

INVESCO Mid-Cap Growth Fund

INVESCO Small Company Growth Fund

INVESCO S&P 500 Index Fund

INVESCO Total Return Fund*

* Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund

AIM Global Aggressive Growth Fund

AIM Global Growth Fund

AIM Global Trends Fund

AIM Global Value Fund3

AIM International Emerging Growth Fund

AIM International Growth Fund

AIM Trimark Fund

INVESCO International Core Equity Fund4

Sector Equity

AIM Global Health Care Fund

AIM Real Estate Fund

INVESCO Advantage Health Sciences Fund

INVESCO Energy Fund

INVESCO Financial Services Fund

INVESCO Gold & Precious Metals Fund

INVESCO Health Sciences Fund

INVESCO Leisure Fund

INVESCO Multi-Sector Fund

INVESCO Technology Fund

INVESCO Utilities Fund

Fixed Income

TAXABLE

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short-Term Bond Fund

AIM Total Return Bond Fund

INVESCO U.S. Government Money Fund

TAX-FREE

AIM High Income Municipal Fund

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

1Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. 2AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. 3Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. 4Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.

AIMinvestments.com                I-FSE-SAR-1

INVESCO Gold &

Precious Metals Fund

September 30, 2003

Semiannual

Report to Shareholders

INVESCO Gold & Precious Metals Fund seeks capital growth.

This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

PORTFOLIO COMPOSITION BY INDUSTRY

TOTAL NUMBER OF HOLDINGS*	32

TOTAL NET ASSETS	$127.0 million

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

Class A Shares

Inception (3/28/02)	20.83%

1 Year	22.43

Class B Shares

Inception (3/28/02)	23.22%

1 Year	25.24

Class C Shares

Inception (2/14/00)	20.92%

1 Year	28.77

Investor Class Shares

Inception (1/19/84)	-2.20%

10 Years	-1.15

5 Years	10.68

1 Year	30.12

Past performance cannot guarantee comparable future results. Due to significant market volatility, results of an investment made today may differ substantially from the historical performance shown. Call your financial advisor for more current performance.

FUND VS. INDEX

Total returns 3/31/03-9/30/03  excluding sales charges

Class A Shares	34.73%

Class B Shares	35.15

Class C Shares	34.92

Investor Class Shares	35.00

S&P 500 Index	18.44

Source: Lipper, Inc.

TOP 10 EQUITY HOLDINGS*

1. Freeport-McMoRan Copper & Gold, Inc.-Class B	7.9%

2. Glamis Gold Ltd. (Canada)	5.3

3. Aber Diamond Corp. (Canada)	5.1

4. Placer Dome Inc. (Canada)	5.0

5. Barrick Gold Corp. (Canada)	4.8

6. Phelps Dodge Corp.	4.7

7. Eldorado Gold Corp. (Canada)	4.3

8. Wheaton River Mineral Ltd. (Canada)	4.2

9. Gold Fields Ltd.-ADR (South Africa)	4.1

10. Newmont Mining Corp.	4.0

*Excludes money market fund holdings.

The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

TOP COUNTRIES

About information throughout this report:

☐ Unless otherwise stated, information presented here is as of 9/30/03 and is based on total net assets.

☐ INVESCO Gold & Precious Metals Fund’s performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

☐ When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund’s share classes will differ due to different sales charge structures and class expenses.

☐ Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the appropriate prospectus. Investor Class shares are sold at net asset value, that is, without a sales charge.

☐ Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

☐ Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

☐ International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest 100% of its assets in the securities of non-U.S. issuers.

☐ The securities of companies involved in exploring for, mining, processing or dealing and investing in gold, gold bullion and other precious metals as well as diamonds are highly dependent on the price of precious metals at any given time.

☐ Fluctuations in the price of gold directly—and often dramatically—affect the profitability and market value of companies in this sector. Changes in political or economic climate for the two largest gold producers—South Africa and the former Soviet Union—may have a direct impact on the price of gold worldwide. Up to 10% at the time of purchase of the fund’s assets may be invested in gold bullion. The fund’s investments directly in gold bullion will earn no income return; appreciation in the market price of gold is the sole manner in which the fund can realize gains on bullion investments. The fund may have higher storage and custody costs in connection with its ownership of bullion than those associated with the purchase, holding and sale of more traditional types of investments.

☐ Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

☐ By concentrating on a smaller number of holdings, the fund may carry greater risk because each investment has a greater effect on the fund’s overall performance.

☐ The fund’s investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than their original cost.

☐ Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

☐ The Lipper Equity Indexes are averages of the performance of groups of the largest equity mutual funds in specific categories. They are compiled by Lipper, Inc., an independent mutual fund performance monitor.

☐ The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500®) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

☐ A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com

For more information, please visit AIMinvestments.com.

FROM THE CHAIRMAN

DEAR SHAREHOLDER:

Welcome to AIM Investments. As you are no doubt aware, earlier this year your fund’s board of directors approved a recommendation to integrate the INVESCO Funds into the AIM Family of Funds. As the first step in this integration process, AIM became the U.S. distributor for your fund effective July 1, 2003. On October 1, 2003, shares of your fund became exchangeable for shares of all the other funds in the AIM Family of Funds. Finally, on October 21, 2003, the fund’s shareholders elected a new board of directors consisting of directors from both the AIM Funds and the INVESCO Funds, and approved a new investment advisory agreement under which AIM will serve as the investment advisor for your fund and a new sub-advisory agreement under which INVESCO will continue to manage the fund’s investments.

It is important to note that none of these changes will affect the way your fund is managed. Your fund will continue to be managed by the same fund manager and will still pursue the same investment objective as described in the fund’s prospectus. We’re excited by the integration of AIM and INVESCO, and we believe our new structure will offer you a greater number and diversity of investment solutions to meet your individual financial needs. On the next page, you’ll find a report on the fund’s performance during the reporting period.

While these are some key steps we’ve taken in our ongoing effort to provide you with high-quality investment products and services, I also would like to take this opportunity to address important issues that are currently affecting the mutual fund industry.

As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.

We have been conducting our own internal review of these issues. Without waiting for the results of that review, we have taken steps – implemented new policies and strengthened existing ones—to discourage excessive short-term trading. These steps include daily monitoring of trading activities; redemption fees on certain funds we believe are most likely to be vulnerable to excessive short-term trading; implementing a new exchange policy (effective on or about March 1, 2004) designed to limit excessive exchanges between funds; and employing a fair value pricing policy on certain foreign securities to discourage excessive short-term trading. In addition, we have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries.

We encourage you to visit our Web site at AIMinvestments.com for our latest views on important industry developments. We would like to thank you for your continued participation in INVESCO Gold & Precious Metals Fund and want you to know that we remain committed to helping you build solutions for your financial goals.

Sincerely,

Robert H. Graham

Chairman and President

November 10, 2003

We have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries. Robert H. Graham

TO OUR SHAREHOLDRS

DEAR SHAREHOLDER:

This is the semiannual report for INVESCO Gold & Precious Metals Fund for the six months ended September 30, 2003. As you can see, we’ve redesigned our reports as part of our recent integration with AIM Investments. Since AIM became the distributor for your INVESCO funds, we wanted to streamline our communications and make them consistent across all INVESCO and AIM funds.

For starters, we’ve decided to simplify the format of our semiannual reports as well as produce individual reports for each of the INVESCO funds, rather than grouping them by fund type. We hope this will enable you to go right to the information you want and need. Semiannual reports like this one will be simplified with brief commentary in this letter, while the annual reports will continue to have the managers’ commentary in the usual longer format.

We encourage you to visit our Web site, AIMinvestments.com, for a wealth of additional information on your fund. The information available at AIMinvestments.com is timelier than the data you’ll find in our printed reports because posting information online can be done much more expeditiously than producing a printed report. On the Web site, you’ll find current manager commentary, quarterly updates, as well as the most recent performance data.

And don’t forget you can sign up online for eDelivery of these reports to have your fund information delivered right to your computer.

Your fund

INVESCO Gold & Precious Metals Fund had strongly positive results for the six months covered by this report. The fund’s Investor Class shares returned 35.00%, close to double the 18.44% return of the broad market as represented by the S&P 500.

During the reporting period, the market for gold and precious metals was among the best-performing areas in the equity market, as reflected in the Lipper Equity Indexes. The value of gold was boosted by weakness in the U.S. dollar during much of the period and increasing international demand for gold. In addition, there are indications some investors are looking to gold bullion as an inflation hedge despite few real signs of significant inflation in the economy at present. Gold is often bought as a hedge against either inflation or a weak dollar.

Many of the fund’s peers posted even higher returns than the fund, a fact attributed to the fund’s more conservative investment approach. The fund continued to maintain a position in gold bullion as a cushion against the volatility of gold producers’ stocks.

Positive contributions to fund performance over the period came from unhedged gold and precious metals producers, while hedged producers detracted. Hedgers contract to sell future mine production at a specified price—a strategy that is advantageous when prices decline, but problematic if they rise.

Notable positive contributors to fund performance included Freeport-McMoran, which benefited from increased gold bullion and copper prices as well as a restructured balance sheet; and Aber Diamond, which in 2003 began marketing the only gem-quality diamonds produced in North America.

Detracting from fund performance were Barrick Gold, a hedged producer, and Agnico Eagle, which had no lower production guidance for the year because a first-quarter rock fell at one of its mines decreased second-quarter production.

Portfolio manager John Segner remains optimistic about the gold and precious metals markets over the near term because the continuing weakness in the U.S. dollar—as well as the aggressive fiscal and monetary policies employed by the U.S. government in an effort to stimulate the economy—appear likely to sustain an environment in which demand for gold tends to remain strong.

Your goals. Our solutions.

We appreciate your continued investment in INVESCO and want you to know that we remain committed to helping you build solutions for your financial goals. If you have any questions or comments, please contact your financial advisor or call our Client Services department at 800-959-4246.

Sincerely,

Ray Cunningham

President and CEO, INVESCO Funds Group, Inc.

September 30, 2003

The market for gold and precious metals was among the best-performing areas in the equity market. Ray Cunningham

FINANCIALS

Schedule of Investments

September 30, 2003

(Unaudited)

	Shares	Market Value

Foreign Stock & Other Equity Interests–73.43%

Canada–52.48%
Aber Diamond Corp. (Precious Metals & Minerals)(a)	235,000	$6,505,040

Agnico-Eagle Mines Ltd. (Gold)	370,000	4,573,200

Apollo Gold Corp. (Gold)(a)	1,200,000	1,912,103

Barrick Gold Corp. (Gold)	325,000	6,119,750

Chesapeake Gold Corp. (Gold)(a)	182,700	406,211

Claude Resources, Inc. (Gold)(a)	305,100	388,922

Eldorado Gold Corp. (Gold)(a)	2,100,000	5,493,926

Glamis Gold Ltd. (Gold)(a)	505,738	6,676,036

Goldcorp Inc. (Gold)	275,000	3,839,000

IAMGOLD Corp. (Gold)	750,000	4,641,295

Kinross Gold Corp. (Gold)(a)	500,000	3,783,443

Meridian Gold Inc. (Gold)(a)	210,000	2,463,300

North American Palladium Ltd. (Precious Metals & Minerals)(a)	200,000	920,477

Pacific Rim Mining Corp. (Precious Metals & Minerals)(a)	1,254,900	883,536

Placer Dome Inc. (Gold)	465,000	6,393,750

Rio Narcea Gold Mines Ltd. (Gold)(a)	515,900	1,093,511

SouthernEra Resources Ltd. (Precious Metals & Minerals)(a)	270,000	1,120,581

Teck Cominco Ltd.–Class B (Diversified Metals & Mining)	380,000	4,058,252

Wheaton River Minerals Ltd. (Gold)(a)	2,700,000	5,382,791

		66,655,124

Ghana–1.89%
Ashanti Goldfields Co. Ltd.–GDR (Gold)(a)	230,000	2,403,500

Peru–2.18%
Compania de Minas Buenaventura S.A.–ADR (Precious Metals & Minerals)	70,000	2,770,600

South Africa–13.77%
AngloGold Ltd.–ADR (Gold)	97,000	3,656,900

Gold Fields Ltd.–ADR (Gold)	370,000	5,242,900

Harmony Gold Mining Co. Ltd.–ADR (Gold)	310,000	4,491,900

Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	49,000	4,101,393

		17,493,093

	Shares		Market Value

United Kingdom–3.11%
Randgold Resources Ltd.–ADR (Gold)(a)	60,000		$1,380,000

Rio Tinto PLC (Diversified Metals & Mining)	120,000		2,562,048

			3,942,048

Total Foreign Stocks & Other Equity Interests (Cost $67,273,869)			93,264,365

Domestic Common Stocks–17.02%

Diversified Metals & Mining–12.63%
Freeport-McMoRan Copper & Gold, Inc.–Class B	305,000		10,095,500

Phelps Dodge Corp.(a)	127,000		5,943,600

			16,039,100

Gold–4.00%
Newmont Mining Corp.	130,000		5,081,700

Precious Metals & Minerals–0.39%
Solitario Resources Corp.(a)	631,000		491,032

Total Domestic Common Stocks (Cost $12,552,997)			21,611,832

Gold Bullion–4.54%
Gold Bullion (Cost $4,266,114)(a)	14,974	(b)	5,771,840

Money Market Funds–7.92%
INVESCO Treasurer’s Series Money Market Reserve Fund (Cost $10,053,198)(c)	10,053,198		10,053,198

TOTAL INVESTMENTS–102.91% (excluding investments purchased with cash collateral from securities loaned) (Cost $94,146,178)			130,701,235

Investments Purchased with Cash Collateral from Securities Loaned

Money Market Funds–3.36%
INVESCO Treasurer’s Series Money Market Reserve Fund(c)(d)	4,270,352		4,270,352

Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $4,270,352)			4,270,352

TOTAL INVESTMENTS–106.27% (Cost $98,416,530)			134,971,587

OTHER ASSETS LESS LIABILITIES–(6.27%)			(7,961,312)

NET ASSETS–100.00%			$127,010,275

Investment Abbreviations:

ADR – American Depositary Receipt
GDR – Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Represent troy ounces.
(c)	The money market fund and the Fund are affiliated by having the same investment advisor.
(d)	The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See Notes to Financial Statements.

F-1

Statement of Assets and Liabilities

September 30, 2003

(Unaudited)

Assets:
Investments, at market value (cost $84,092,980)*	$120,648,037

Investments in affiliated money market funds (cost $14,323,550)	14,323,550

Foreign currencies, at value (cost $117,063)	121,572

Receivables for:
Investments sold	1,651,660

Capital stock sold	248,686

Dividends	11,115

Investment for deferred compensation and retirement plans	19,484

Other assets	42,223

Total assets	137,066,327

Liabilities:
Payables for:
Investments purchased	3,181,604

Capital stock reacquired	2,423,356

Foreign currency contracts	11

Deferred compensation and retirement plans	25,471

Collateral upon return of securities loaned	4,270,352

Accrued distribution fees	31,591

Accrued directors’ fees	2,381

Accrued transfer agent fees	81,193

Accrued operating expenses	40,093

Total liabilities	10,056,052

Net assets applicable to shares outstanding	$127,010,275

Net assets consist of:
Capital (par value and additional paid-in)	$268,597,492

Undistributed net investment income (loss)	(724,522)

Undistributed net realized gain (loss) from investment securities and foreign currencies	(177,455,139)

Unrealized appreciation of investment securities and foreign currencies	36,592,444

$127,010,275

Net Assets:
Class A	$5,362,019

Class B	$3,647,367

Class C	$4,409,482

Investor Class	$113,591,407

Capital stock, $0.01 par value per share:
Class A:
Authorized	200,000,000

Outstanding	1,663,776

Class B:
Authorized	200,000,000

Outstanding	1,129,504

Class C:
Authorized	200,000,000

Outstanding	1,298,645

Investor Class:
Authorized	200,000,000

Outstanding	35,027,103

Class A:
Net asset value per share	$3.22

Offering price per share:
(Net asset value of $3.22 ÷ 94.50%)	$3.41

Class B:
Net asset value and offering price per share	$3.23

Class C:
Net asset value and offering price per share	$3.40

Investor Class:
Net asset value and offering price per share	$3.24

*	At September 30, 2003, securities with an aggregate market value of $4,079,724 were on loan to brokers.

See Notes to Financial Statements.

F-2

Statement of Operations

For the six months ended September 30, 2003

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $13,702)	$498,785

Dividends from affiliated money market funds	30,699

Interest	21,661

Securities lending	17,339

Total investment income	568,484

Expenses:
Advisory fees	433,339

Administrative services fees	31,000

Custodian fees	30,750

Distribution fees: Class A	5,590

Class B	15,471

Class C	15,548

Investor Class	132,699

Transfer agent fees: Class A	13,358

Class B	1,733

Class C	8,920

Investor Class	370,557

Printing and postage fees	70,311

Directors’ fees	6,546

Other	49,281

Total expenses	1,185,103

Less: Expenses reimbursed and expense offset arrangements	(32,166)

Net expenses	1,152,937

Net investment income (loss)	(584,453)

Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain (loss) from:
Investment securities	14,251,520

Foreign currencies	(13,643)

14,237,877

Change in net unrealized appreciation (depreciation) of:
Investment securities	22,486,053

Foreign currencies	(1,312,571)

21,173,482

Net gain from investment securities and foreign currencies	35,411,359

Net increase in net assets resulting from operations	$34,826,906

See Notes to Financial Statements.

F-3

Statement of Changes in Net Assets

For the six months ended September 30, 2003 and the year ended March 31, 2003

(Unaudited)

	September 30, 2003	March 31, 2003

Operations:
Net investment income (loss)	$(584,453)	$(946,525)

Net realized gain from investment securities and foreign currencies	14,237,877	12,875,065

Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies	21,173,482	(10,324,799)

Net increase in net assets resulting from operations	34,826,906	1,603,741

Share transactions–net:
Class A	2,932,365	1,848,062

Class B	383,588	2,441,635

Class C	1,068,363	2,386,944

Investor Class	(16,877,397)	(8,950,008)

Net increase (decrease) in net assets resulting from share transactions	(12,493,081)	(2,273,367)

Net increase (decrease) in net assets	22,333,825	(669,626)

Net assets:
Beginning of period	104,676,450	105,346,076

End of period	$127,010,275	$104,676,450

See Notes to Financial Statements.

F-4

Notes to Financial Statements

September 30, 2003

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO Gold & Precious Metals Fund (the “Fund”) is a series portfolio of INVESCO Sector Funds, Inc. (the “Company”). Effective October 1, 2003, the name of the Company changed to AIM Sector Funds, Inc. The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund’s investment objective is to seek capital growth. Companies are listed in the Schedule of Investments based on the country in which they are organized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company’s officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund’s net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

Gold bullion is valued at the spot rate at the close of the New York Stock Exchange.

B.	Repurchase Agreements — Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund’s custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
C.	Securities Transactions and Investment Income —Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.
F.	Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are

F-5

translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H.	Expenses — Each Class bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses, based on the relative net assets of each Class.

NOTE 2—Advisory Fees and Other Transactions with Affiliates

The Company has entered into an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”) to serve as the Fund’s investment advisor. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at applicable rate and paid monthly. The fee is based on the annual rate of the Fund’s average net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

From $350 million to $700 million	0.65%

From $700 million to $2 billion	0.55%

From $2 billion to $4 billion	0.45%

From $4 billion to $6 billion	0.40%

From $6 billion to $8 billion	0.375%

Over $8 billion	0.35%

IFG has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) of Class A, Class B and Class C shares to 2.10%, 2.75% and 2.75%, respectively. IFG has voluntarily agreed to waive advisory fees and/or reimburse expenses after absorption (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) to the extent necessary to limit total annual operating expenses of Class A, Class B and Class C shares to 2.10%, 2.75% and 2.75%, respectively. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors after April 30, 2004. During the six months ended September 30, 2003, IFG reimbursed transfer agency expenses of $4,435 for Class A shares. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed current expense limitations and the reimbursement is made within three years after IFG incurred the expense. At September 30, 2003, the reimbursement that may potentially be made by the Fund to IFG which will expire during the calendar year ended 2006 for Class A, Class B, Class C and Investor Class shares were $4,867, $0, $0 and $0, respectively. During the six months ended September 30, 2003, the Fund made no reimbursement to IFG.

The Fund, pursuant to a master administrative services agreement with IFG, has agreed to pay IFG for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, IFG was paid $31,000 for such services.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay IFG a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, IFG retained $293,862 for such services.

The Company has entered into master distribution agreements with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the Fund’s average daily net assets of the Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period July 1, 2003 through September 30, 2003, the Class A, Class B, Class C and Investor Class shares paid AIM Distributors $3,859, $8,576, $8,342 and $70,062, respectively. Prior to July 1, 2003, INVESCO Distributors, Inc. (“IDI”) served as the Fund’s distributor in accordance with Rule 12b-1 of the 1940 Act under substantially identical terms as described for AIM Distributors above. For the period April 1, 2003 through June 30, 2003, the Class A, Class B, Class C and Investor Class shares paid IDI $1,731, $6,895, $7,206 and $62,637, respectively.

Front-end sales commissions and contingent deferred sales charges (“CDSC”) (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period July 1, 2003 through September 30, 2003, AIM Distributors retained $1,531 in front-end sales commissions from the sale of Class A shares and $0, $6,310 and $1,217 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period April 1, 2003

F-6

through June 30, 2003, IFG retained $1,726 in front-end sales commissions from the sale of Class A shares and $0, $1,086 and $439 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain of the Fund’s officers and directors are also officers and directors of IFG, IDI and/or AIM Distributors.

NOTE 3—Expense Offset Arrangements

For the six months ended September 30, 2003, the Fund received reductions in custodian fees for temporarily uninvested cash of $936 and security brokerage transactions of $26,795 under an agreement with the Custodian, which resulted in a reduction of the Fund’s total expenses of $27,731.

NOTE 4—Directors’ Fees

Directors’ fees represent remuneration paid to each director who is not an “interested person” of IFG. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various INVESCO Funds, in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5—Portfolio Securities Loaned

The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer’s Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

At September 30, 2003, securities with an aggregate value of $4,079,724 were on loan to brokers. The loans were secured by cash collateral of $4,270,352 received by the Fund and subsequently invested in affiliated money market funds or U.S. Government securities. For the six months ended September 30, 2003, the Fund received fees of $17,339 for securities lending.

NOTE 6—Borrowings

The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of the borrowing Fund’s total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended September 30, 2003, the Fund had average daily borrowings of $49,098 with a weighted average interest rate of 1.45% and interest expense of $356 and the Fund had average daily lendings of $50,842 with a weighted average interest rate of 1.38% and interest income of $353.

The Fund has available a committed Redemption Line of Credit Facility (“LOC”), from a consortium of national banks, to be used for temporary or emergency purposes of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. The funds which were party to the LOC were charged a commitment fee of 0.10% on the unused balance of the committed line. The Fund did not borrow under the LOC during the six months ended September 30, 2003. The LOC expires December 3, 2003.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund’s fiscal year-end.

The Fund has a capital loss carryforward for tax purposes which expires as follows:

Expiration	Capital Loss Carryforward

March 31, 2005	$55,642,886

March 31, 2006	64,536,948

March 31, 2007	30,924,521

March 31, 2009	37,453,344

March 31, 2010	1,092,909

Total capital loss carryforward	$189,650,608

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2003 was $24,604,650 and $35,987,522, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$39,320,062

Aggregate unrealized (depreciation) of investment securities	(4,851,388)

Net unrealized appreciation of investment securities	$34,468,674

Cost of investments for tax purposes is $100,502,913.

F-7

NOTE 9—Capital Stock

The Fund currently consists of four different classes of shares: Class A shares, Class B shares, Class C shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

Changes in Shares Outstanding

	Six months ended September 30, 2003		Year ended March 31, 2003
	Shares	Amount	Shares	Amount

Sold:
Class A	1,994,646	$5,534,552	3,326,766	$8,742,700

Class B	433,002	1,155,929	1,053,937	2,670,343

Class C	2,612,393	7,968,219	7,482,496	20,351,688

Investor Class	29,065,139	81,590,457	113,839,180	288,729,638

Reacquired:
Class A	(964,306)	(2,602,187)	(2,693,330)	(6,894,638)

Class B	(272,412)	(772,341)	(85,023)	(228,708)

Class C	(2,290,427)	(6,899,856)	(6,718,167)	(17,964,744)

Investor Class	(35,099,032)	(98,467,854)	(118,596,254)	(297,679,646)

	(4,520,997)	$(12,493,081)	(2,390,395)	$(2,273,367)

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30, 2003		Year ended March 31, 2003

Net asset value, beginning of period	$2.39		$2.29

Income from investment operations:
Net investment income (loss)	(0.01)		(0.02	)(a)

Net gains on securities (both realized and unrealized)	0.84		0.12

Total from investment operations	0.83		0.10

Net asset value, end of period	$3.22		$2.39

Total return(b)	34.73%		4.37%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$5,362		$1,514

Ratio of expenses to average net assets:
With expense reimbursements	2.10	%(c)	2.09%

Without expense reimbursements	2.38	%(c)	2.11%

Ratio of net investment income (loss) to average net assets	(1.07	)%(c)	(1.09)%

Portfolio turnover rate(d)	24%		84%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $3,194,457.
(d)	Not annualized for periods less than one year.

F-8

NOTE 10—Financial Highlights (continued)

	Class B
	Six months ended September 30, 2003		Year ended March 31, 2003

Net asset value, beginning of period	$2.39		$2.29

Income from investment operations:
Net investment income (loss)	(0.02)		(0.02	)(a)

Net gains on securities (both realized and unrealized)	0.86		0.12

Total from investment operations	0.84		0.10

Net asset value, end of period	$3.23		$2.39

Total return(b)	35.15%		4.37%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$3,647		$2,315

Ratio of expenses to average net assets	2.25	(c)	2.18%

Ratio of net investment income (loss) to average net assets	(1.22	)(c)	(1.12)%

Portfolio turnover rate(d)	24%		84%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $3,094,159.
(d)	Not annualized for periods less than one year.

	Class C
	Six months ended September 30, 2003		Year ended March 31,				February 14, 2000 (Date sales commenced) to March 31, 2000
			2003	2002	2001

Net asset value, beginning of period	$2.52		$2.42	$1.53	$1.60		$1.75

Income from investment operations:
Net investment income (loss)	$(0.02)		(0.00)	(0.07)	(0.01	)(a)	(0.00)

Net gains (losses) on securities (both realized and unrealized)	0.90		0.10	0.96	(0.02)		(0.15)

Total from investment operations	0.88		0.10	0.89	(0.03)		(0.15)

Less dividends from net investment income	—		—	—	(0.04)		—

Net asset value, end of period	$3.40		$2.52	$2.42	$1.53		$1.60

Total return(b)	34.92%		4.13%	58.17%	(1.95)%		(8.57)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$4,409		$2,459	$515	$57		$1

Ratio of expenses to average net assets	2.75	%(c)	2.65%	3.33%	3.38%		3.54	%(d)

Ratio of net investment income (loss) to average net assets	(1.72	)%(c)	(1.60)%	(1.67)%	(1.41)%		(0.82	)%(d)

Portfolio turnover rate(e)	24%		84%	46%	90%		37%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $3,109,563.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

F-9

NOTE 10—Financial Highlights (continued)

	Investor Class
	Six months ended September 30, 2003		Year ended March 31,					Five months ended March 31, 2000		Year ended March 31,
			2003		2002	2001				1999		1998

Net asset value, beginning of period	$2.40		$2.29		$1.43	$1.60		$1.83		$1.90		$3.21

Income from investment operations:
Net investment income (loss)	(0.02)		(0.02	)(a)	(0.01)	(0.01	)(a)	(0.01)		(0.03	)(a)	0.01

Net gains (losses) on securities (both realized and unrealized)	0.86		0.13		0.87	(0.12)		(0.22)		(0.04)		(1.29)

Total from investment operations	0.84		0.11		0.86	(0.13)		(0.23)		(0.07)		(1.28)

Less dividends from net investment income	—		—		—	(0.04)		—		—		(0.03)

Net asset value, end of period	$3.24		$2.40		$2.29	$1.43		$1.60		$1.83		$1.90

Total return(b)	35.00%		4.80%		60.14%	(8.38)%		(12.58)%		(3.68)%		(39.98)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$113,591		$98,388		$104,831	$64,429		$81,470		$99,753		$107,249

Ratio of expenses to average net assets:	2.02	%(c)	1.88%		2.10%	2.34%		2.08	%(d)	2.20%		1.90%

Ratio of net investment income (loss) to average net assets	(0.99	)%(c)	(0.79	)%(c)	(0.80)%	(0.99)%		(0.76	)%(d)	(1.60)%		(0.93)%

Portfolio turnover rate(e)	24%		84%		46%	90%		37%		141%		133%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $106,158,834.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

NOTE 11—Subsequent Events

On October 21, 2003, shareholders of the Fund approved the following:

•	The election of Directors as proposed;
•	A new investment advisory agreement between AIM Advisors, Inc. (“AIM”) and the Company, under which AIM will serve as the investment advisor for the Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. (“INVESCO Institutional”), under which INVESCO Institutional will serve as the sub-advisor for the Fund. These agreements will become effective in November 2003;
•	An agreement and Plan of Reorganization (the “ISF Plan”), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware Trust.

NOTE 12—Regulatory Inquiries

As has been widely reported, the U.S. Securities & Exchange Commission (“SEC”), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. (“AIM”) in Houston and INVESCO Funds Group, Inc. (“INVESCO”) in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquires from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

F-10

OTHER INFORMATION

Directors and Officers

Board of Directors	Officers	Office of the Fund

(effective 10-21-03)

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll

Mark H. Williamson

(effective 11-05-03)

Robert H. Graham

Chairman and President

Raymond R. Cunningham

Executive Vice President

Mark H. Williamson

Executive Vice President

Kevin M. Carome

Senior Vice President and Secretary

Gary T. Crum

Senior Vice President

Dana R. Sutton

Vice President and Treasurer

Ronald L. Grooms

Vice President and Assistant Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Melville B. Cox

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046

Investment Advisor

(effective 11-25-03)

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Sub-Advisor

(effective 11-25-03)

INVESCO Institutional (N.A.), Inc.

1360 Peachtree Street, N.E., Suite 100

Atlanta, GA 30309

Transfer Agent

(effective 10-01-03)

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Counsel to the Fund

(effective 10-21-03)

Ballard Spahr

Andrews & Ingersoll, LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Counsel to the Directors

(effective 10-21-03)

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Domestic Equity

AIM Aggressive Growth Fund

AIM Balanced Fund*

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Blue Chip Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Dent Demographic Trends Fund

AIM Diversified Dividend Fund1

AIM Emerging Growth Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Libra Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund

AIM Mid Cap Growth Fund

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM Premier Equity Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM Small Cap Growth Fund2

AIM Trimark Endeavor Fund

AIM Trimark Small Companies Fund

AIM Weingarten Fund

INVESCO Core Equity Fund

INVESCO Dynamics Fund

INVESCO Mid-Cap Growth Fund

INVESCO Small Company Growth Fund

INVESCO S&P 500 Index Fund

INVESCO Total Return Fund*

* Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund

AIM Global Aggressive Growth Fund

AIM Global Growth Fund

AIM Global Trends Fund

AIM Global Value Fund3

AIM International Emerging Growth Fund

AIM International Growth Fund

AIM Trimark Fund

INVESCO International Core Equity Fund4

Sector Equity

AIM Global Health Care Fund

AIM Real Estate Fund

INVESCO Advantage Health Sciences Fund

INVESCO Energy Fund

INVESCO Financial Services Fund

INVESCO Gold & Precious Metals Fund

INVESCO Health Sciences Fund

INVESCO Leisure Fund

INVESCO Multi-Sector Fund

INVESCO Technology Fund

INVESCO Utilities Fund

Fixed Income

TAXABLE

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short-Term Bond Fund

AIM Total Return Bond Fund

INVESCO U.S. Government Money Fund

TAX-FREE

AIM High Income Municipal Fund

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

1 Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. 2 AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. 3 Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. 4 Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.

            I-GPM-SAR-1

INVESCO Health Sciences Fund

September 30, 2003

Semiannual

Report to Shareholders

INVESCO Health Sciences Fund seeks growth of capital.

Not FDIC Insured May lose value No bank guarantee	This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

MARKET CAPITALIZATION BREAKDOWN*

Based on total equity holdings

Source: Lipper, Inc.

TOTAL NUMBER OF HOLDINGS*	55

TOTAL NET ASSETS	$1.03 billion

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

Class A Shares

Inception (3/28/02)	28.84%

1 Year	3.08

Class B Shares

Inception (3/28/02)	-8.83%

1 Year	3.08

Class C Shares

Inception (2/14/02)	-6.51%

1 Year	6.25

Investor Class Shares

Inception (1/19/84)	15.95%

10 Years	11.84

5 Years	1.37

1 Year	8.71

Class K Shares*

Inception (11/30/00)	-9.20%

1 Year	7.90

* Disclosure pending

Past performance cannot guarantee comparable future results. Due to significant market volatility, results of an investment made today may differ substantially from the historical performance shown. Call your financial advisor for more current performance.

FUND VS. INDEX

Total returns 3/31/03-9/30/03 excluding sales charges

Class A Shares	12.76%

Class B Shares	12.39

Class C Shares	11.99

Class K Shares	12.32

Investor Class Shares	12.74

S&P 500 Index	18.44

Source: Lipper, Inc.

TOP 10 EQUITY HOLDINGS*

1. Teva Pharmaceutical Industries Ltd.-ADR (Israel)	3.8%

2. Boston Scientific Corp.	3.4

3. Amgen Inc.	3.4

4. Proctor & Gamble Co. (The)	3.3

5. Abbott Laboratories	3.3

6. Alcon, Inc. (Switzerland)	3.2

7. UnitedHealth Group Inc.	3.1

8. Roche Holding A.G. (Switzerland)	3.1

9. Wellpoint Health Networks Inc.	3.1

10. Anthem, Inc.	3.1

TOP INDUSTRIES*

1. Pharmaceuticals	36.5%

2. Managed Health Care	16.4

3. Health Care Equipment	15.5

4. Biotechnology	12.7

5. Health Care Facilities	4.9

6. Health Care Services	3.9

7. Health Care Supplies	3.6

8. Household Products	3.3

* Excludes money market fund holdings.

The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

About information throughout this report:

☐ Unless otherwise stated, information presented here is as of 9/30/03 and is based on total net assets.

☐ INVESCO Health Sciences Fund’s performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

☐ Had the advisor not waived and/or reimbursed expenses, returns for Class A, Class B and Class C shares would have been lower.

☐ When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund’s share classes will differ due to different sales charge structures and class expenses.

☐ Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the appropriate prospectus. Investor Class shares are sold at net asset value, that is, without a sales charge.

☐ Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

☐ Class K shares are available only to certain retirement plans. Please see the prospectus for more details.They are sold at net asset value, that is, without up-front sales charges. Class K share returns do not include a 0.70% contingent deferred sales charge (CDSC) that may be imposed on a total redemption of retirement plan assets within the first year.

☐ Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

☐ Investing in mid-sized companies may involve greater risks not associated with investing in more established companies.

☐ International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

☐ The fund’s investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than their original cost.

☐ Portfolio turnover is greater than most funds, which may affect performance.

☐ Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

☐ The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

☐ A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available with charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

For more information, please visit AIMinvestments.com.

FROM THE CHAIRMAN

DEAR SHAREHOLDER:

Welcome to AIM Investments. As you are no doubt aware, earlier this year your fund’s board of directors approved a recommendation to integrate the INVESCO Funds into the AIM Family of Funds. As the first step in this integration process, AIM became the U.S. distributor for your fund effective July 1, 2003. On October 1, 2003, shares of your fund became exchangeable for shares of all the other funds in the AIM Family of Funds. Finally, on October 21, 2003, the fund’s shareholders elected a new board of directors consisting of directors from both the AIM Funds and the INVESCO Funds, and approved a new investment advisory agreement under which AIM will serve as the investment advisor for your fund and a new subadvisory agreement under which INVESCO will continue to manage the fund’s investments.

It is important to note that none of these changes will affect the way your fund is managed. Your fund will continue to be managed by the same fund managers and will still pursue the same investment objective as described in the fund’s prospectus. We’re excited by the integration of AIM and INVESCO, and we believe our new structure will offer you a greater number and diversity of investment solutions to meet your individual financial needs. On the next page, you’ll find a report on the fund’s performance during the reporting period.

While these are some key steps we’ve taken in our ongoing effort to provide you with high-quality investment products and services, I would also like to address important issues that are currently affecting the mutual fund industry.

As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.

We have been conducting our own internal review of these issues. Without waiting for the results of that review, we have taken steps—new policies and strengthened existing ones—to discourage excessive short-term trading. These steps include daily monitoring of trading activities; redemption fees on certain funds we believe are most likely to be vulnerable to excessive short-term trading; implementing a new exchange policy (effective on or about March 1, 2004) designed to limit excessive exchanges between funds; and employing a fair value pricing policy on certain foreign securities to discourage excessive short-term trading. In addition, we have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries.

We encourage you to visit our Web site at AIMinvestments.com for our latest views on important industry developments. We would like to thank you for your continued participation in INVESCO Health Sciences Fund and want you to know that we remain committed to helping you build solutions for your financial goals.

Sincerely,

Robert H. Graham

Chairman and President

November 10, 2003

We have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries. Robert H. Graham

DEAR SHAREHOLDER:

This is the semiannual report for INVESCO Health Sciences Fund for the six months ended September 30, 2003. As you can see, we’ve redesigned our reports as part of our recent integration with AIM Investments. Since AIM became the distributor for your INVESCO funds, we wanted to streamline our communications and make them consistent across all INVESCO and AIM funds.

For starters, we’ve decided to simplify the format of our semiannual reports as well as produce individual reports for each of the INVESCO funds, rather than grouping them by fund type. We hope this will enable you to go right to the information you want and need. Semiannual reports like this one will be simplified with brief commentary in this letter, while the annual reports will continue to have the managers’ commentary in the usual longer format.

We encourage you to visit our Web site, AIMinvestments.com, for a wealth of additional information on your fund. The information available at AIMinvestments.com is timelier than the data you’ll find in our printed reports because posting information online can be done much more expeditiously than producing a printed report. On the Web site, you’ll find current manager commentary, quarterly updates, as well as the most recent performance data.

And don’t forget you can sign up online for eDelivery of these reports to have your fund information delivered right to your computer.

Your fund

As shown in the table on the inside front cover, the fund underperformed the broad market, as measured by the S&P 500. For the six-month period ended September 30, 2003, Investor Class Shares returned 12.74% compared to 18.44% for the index for the reporting period. Results for other share classes are shown in a table on the inside front cover.

However, the fund outperformed health care stocks in general. For the six-month period ended September 30, 2003, the health care sector of the S&P 500 returned 4.85%, making it the worst-performing sector in the index. Investors generally favored more aggressive sectors, such as information technology, and more aggressive subsectors, such as biotechnology.

The fund’s exposure to biotechnology stocks of well-established companies, such as Amgen, an industry leader, helped it outperform health care stocks in general. However, portfolio manager Thomas R. Wald believes a lack of exposure to the stocks of early stage biotechnology companies with no earnings detracted from the portfolio’s performance relative to other health care funds. While these stocks have performed well this year, the portfolio manager will continue to avoid early stage biotechnology companies with risk profiles because he believes they are inappropriate for the fund.

The fund manager focused on the stocks of companies with established earnings records that provide products and services to large numbers of patients. They also favored the stocks of companies that they believe have the potential to achieve and maintain leadership positions in their respective industries.

Stocks that contributed positively to fund performance included Alcon, a leading producer of eye-care products, and Pharmaceutical Resources, a generic drug company. Alcon reported a 14.3% increase in sales for the second quarter of 2003 compared to the same period last year. Pharmaceutical Resources reported a 14% increase in revenue for the second quarter of this year compared to the second quarter of 2002, and the firm is planning to market a generic version of the popular antidepressant drug Paxil.

Detracting from performance was Johnson & Johnson, a diversified health care product maker. The portfolio manager believes the stock was adversely affected by concerns over its market share of the drug-coated stent business and the declining popularity of its anemia drug Procrit.

Your goals. Our solutions.

We appreciate your continued investment in INVESCO and want you to know that we remain committed to helping you build solutions for your financial goals. If you have any questions or comments, please contact your financial advisor or call our Client Services department at 800-959-4246.

Sincerly,

Ray Cunningham

President and CEO, INVESCO Funds Group, Inc.

September 30, 2003

Investors generally favored … more aggressive subsectors, such as biotechnology. Ray Cunningham

FINANCIALS

Schedule of Investments

September 30, 2003

(Unaudited)

	Shares	Market Value

DOMESTIC STOCKS & OTHER EQUITY INTERESTS–79.41%

Biotechnology–12.69%
Amgen Inc.(a)	548,300	$35,403,731

Biotech HOLDRS Trust(a)	78,100	10,078,024

Chiron Corp.(a)	293,000	15,145,170

Genentech, Inc.(a)	250,700	20,091,098

Genzyme Corp.(a)	404,300	18,698,875

Gilead Sciences, Inc.(a)	382,260	21,379,802

Ingenex, Inc.–Pfd., Series B, Conv. (Acquired 09/27/1994; Cost $600,000)(a)(b)(c)	103,055	0

Invitrogen Corp.(a)	175,900	10,200,442

		130,997,142

Health Care Distributors–0.00%
Optimize, Inc.–Pfd., Series 5 (Acquired 10/10/2002; Cost $628,450)(a)(b)(c)	1,337,276	0

Health Care Equipment–15.50%
Athersys Inc.–Pfd., Series F, Conv. (Acquired 04/17/2000; Cost $5,000,000)(a)(b)(c)	416,667	5,416,667

Bard (C.R.), Inc.	193,700	13,752,713

Biomet, Inc.	609,900	20,498,739

Boston Scientific Corp.(a)	555,500	35,440,900

Medtronic, Inc.	594,100	27,875,172

Stryker Corp.	229,400	17,276,114

Varian Medical Systems, Inc.(a)	259,080	14,891,918

Zimmer Holdings, Inc.(a)	451,962	24,903,106

		160,055,329

Health Care Facilities–4.88%
Community Health Systems Inc.(a)	478,400	10,381,280

Health Management Associates, Inc.–Class A	882,700	19,251,687

Triad Hospitals, Inc.(a)	346,100	10,479,908

Universal Health Services, Inc.–Class B(a)	208,300	10,300,435

		50,413,310

Health Care Services–3.85%
AdvancePCS(a)	241,700	11,014,269

Caremark Rx, Inc.(a)	462,000	10,441,200

Express Scripts, Inc.(a)	87,400	5,344,510

Medco Health Solutions, Inc.(a)	501,715	13,009,470

		39,809,449

	Shares	Market Value

Household Products–3.32%
Procter & Gamble Co. (The)	369,400	$34,287,708

Managed Health Care–16.37%
Aetna Inc.	515,250	31,445,708

Anthem, Inc.(a)	442,700	31,577,791

Coventry Health Care, Inc.(a)	309,300	16,312,482

Health Net Inc.(a)	397,600	12,591,992

Mid Atlantic Medical Services, Inc.(a)	250,200	12,867,786

UnitedHealth Group Inc.	642,900	32,350,728

WellPoint Health Networks Inc.(a)	414,100	31,918,828

		169,065,315

Pharmaceuticals–22.80%
Abbott Laboratories	788,730	33,560,462

Allergan, Inc.	281,200	22,138,876

Barr Laboratories, Inc.(a)	260,200	17,748,242

Bristol-Myers Squibb Co.	802,500	20,592,150

Forest Laboratories, Inc.(a)	452,600	23,286,270

ICN Pharmaceuticals, Inc.	284,400	4,880,304

Johnson & Johnson	410,762	20,340,934

Lilly (Eli) & Co.	262,700	15,604,380

Merck & Co. Inc.	311,200	15,752,944

Pfizer Inc.	688,380	20,912,984

Pharmaceutical Resources, Inc.(a)	236,200	16,113,564

Scimagix Inc.–Pfd., Series C (Acquired 05/24/2001; Cost $1,350,000)(a)(b)(c)	641,635	1,350,000

UltraGuide Inc.–Pfd., Series E (Acquired 06/01/2001; Cost $151,500)(a)(b)(c)	50,000	0

UltraGuide Inc.–Pfd., Series F (Acquired 06/01/2001; Cost $1,348,502)(a)(b)(c)	445,050	0

Wyeth	503,100	23,192,916

		235,474,026

Total Domestic Stocks & Other Equity Interests (Cost $725,730,726)		820,102,279

F-1

	Shares	Market Value

FOREIGN STOCKS & OTHER EQUITY INTERESTS–17.37%

Israel–3.77%
Teva Pharmaceutical Industries Ltd.–ADR (Pharmaceuticals)	680,540	$38,892,861

Switzerland–8.43%
Alcon, Inc. (Health Care Supplies)	595,050	33,412,057

Novartis A.G.–ADR (Pharmaceuticals)	557,900	21,668,836

Roche Holding A.G. (Pharmaceuticals)	384,800	31,979,053

		87,059,946

United Kingdom–5.17%
AstraZeneca PLC–ADR (Pharmaceuticals)	679,300	29,481,620

Shire Pharmaceuticals Group PLC–ADR (Pharmaceuticals)(a)	900,500	19,910,055

Smith & Nephew PLC (Health Care Supplies)	605,100	3,987,510

		53,379,185

Total Foreign Stocks & Other Equity Interests (Cost $150,690,306)		179,331,992

	Shares	Market Value

MONEY MARKET FUNDS–2.42%
INVESCO Treasurer's Series Money Market Reserve Fund (Cost $25,030,288)(d)	25,030,288	$25,030,288

TOTAL INVESTMENTS–99.20% (excluding investments purchased with cash collateral from securities loaned) (Cost $901,451,320)		1,024,464,559

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

Money Market Funds–1.71%
INVESCO Treasurer's Series Money Market Reserve Fund(d)(e)	17,694,109	17,694,109

Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $17,694,109)		17,694,109

TOTAL INVESTMENTS–100.91% (Cost $919,145,429)(f)		1,042,158,668

OTHER ASSETS LESS LIABILITIES–(0.91%)		(9,443,497)

NET ASSETS–100.00%		$1,032,715,171

Investment Abbreviations:

ADR – American Depositary Receipt
Conv. – Convertible
HOLDRS– Holding Company Depositary Receipts
Pfd. – Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 09/30/03 was $6,766,667 which represented 0.66% of the Fund's net assets. These securities are considered to be illiquid.
(c)	Security fair valued in accordance with the procedures established by the Board of Directors.
(d)	The money market fund and the Fund are affiliated by having the same investment advisor.
(e)	The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.
(f)	The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of 9/30/02 represented 4.15% of the Fund’s net assets. The following is a summary of the transactions with affiliates for the year ended September 30, 2003.

	Market Value 03/31/2003	Purchases at Cost	Sales at Cost	Change in Unrealized Appr./(Depr)	Market Value 09/30/2003	Dividend Income	Realized Gain/Loss
Pharmaceutical HOLDRS Trust	$42,888,360	$11,843,645	$17,466,855	$37,265,150	$—	$—	$75,506

See Notes to Financial Statements.

F-2

Statement of Assets and Liabilities

September 30, 2003

(Unaudited)

Assets:
Investments, at market value (cost $876,421,032)*	$999,434,271

Investments in affiliated money market funds (cost $42,724,397)	42,724,397

Receivables for:
Investments sold	12,156,027

Capital stock sold	1,138,752

Dividends	540,579

Investment for deferred compensation and retirement plans	156,576

Other assets	167,094

Total assets	$1,056,317,696

Liabilities:
Payables for:
Investments purchased	4,026,622

Capital stock reacquired	972,851

Deferred compensation and retirement plans	199,513

Collateral upon return of securities loaned	17,694,109

Accrued distribution fees	214,686

Accrued directors’ fees	11,163

Accrued transfer agent fees	258,010

Accrued operating expenses	225,571

Total liabilities	23,602,525

Net assets applicable to shares outstanding	$1,032,715,171

Net assets consist of:
Capital (par value and additional paid-in)	$1,143,817,154

Undistributed net investment income (loss)	(2,720,395)

Undistributed net realized gain (loss) from investment securities and foreign currencies	(231,399,235)

Unrealized appreciation of investment securities and foreign currencies	123,017,647

$1,032,715,171

Net Assets:
Class A	$2,233,317

Class B	$1,140,018

Class C	$6,177,570

Class K	$2,608,567

Investor Class	$1,020,555,699

Capital stock, $0.01 par value per share:
Class A:
Authorized	100,000,000

Outstanding	51,364

Class B:
Authorized	100,000,000

Outstanding	26,454

Class C:
Authorized	100,000,000

Outstanding	147,990

Class K:
Authorized	100,000,000

Outstanding	61,426

Investor Class:
Authorized	100,000,000

Outstanding	23,491,375

Class A :
Net asset value per share	$43.48

Offering price per share:
(Net asset value of $43.48 ÷ 94.50%)	$46.01

Class B :
Net asset value and offering price per share	$43.09

Class C :
Net asset value and offering price per share	$41.74

Class K :
Net asset value and offering price per share	$42.47

Investor Class:
Net asset value and offering price per share	$43.44

*	At September 30, 2003, securities with an aggregate market value of $17,257,487 were on loan to brokers.

See Notes to Financial Statements.

F-3

Statement of Operations

For the six months ended September 30, 2003

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $106,272)	$4,873,674

Dividends from affiliated money market funds	57,802

Interest	30,117

Securities lending	42,640

Total investment income	5,004,233

Expenses:
Advisory fees	3,403,769

Administrative services fees	240,536

Custodian fees	50,270

Distribution fees:
Class A	4,885

Class B	4,508

Class C	35,195

Class K	5,630

Investor Class	1,291,988

Transfer agent fees:
Class A	12,300

Class B	2,446

Class C	58,476

Class K	11,300

Investor Class	2,227,146

Printing and postage fees	442,473

Directors’ fees	33,966

Other	103,564

Total expenses	7,928,452

Less: Expenses reimbursed and expense offset arrangements	(361,922)

Net expenses	7,566,530

Net investment income (loss)	(2,562,297)

Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain (loss) from:
Investment securities	133,552,385

Foreign currencies	(193,262)

133,359,123

Change in net unrealized appreciation (depreciation) of:
Investment securities	(8,515,943)

Foreign currencies	78,007

(8,437,936)

Net gain from investment securities and foreign currencies	124,921,187

Net increase in net assets resulting from operations	$122,358,890

See Notes to Financial Statements.

F-4

Statement of Changes in Net Assets

For the six months ended September 30, 2003 and the year ended March 31, 2003

(Unaudited)

	September 30, 2003	March 31, 2003

Operations:
Net investment income (loss)	$(2,562,297)	$(7,840,770)

Net realized gain (loss) from investment securities and foreign currencies	133,359,123	(171,617,410)

Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies	(8,437,936)	(87,177,417)

Net increase (decrease) in net assets resulting from operations	122,358,890	(266,635,597)

Share transactions–net:
Class A	(1,877,735)	3,988,853

Class B	433,030	671,274

Class C	(424,588)	(7,772,056)

Class K	385,280	66,202

Investor Class	(55,112,872)	(256,974,896)

Net increase (decrease) in net assets resulting from share transactions	(56,596,885)	(260,020,623)

Net increase (decrease) in net assets	65,762,005	(526,656,220)

Net assets:
Beginning of period	966,953,166	1,493,609,386

End of period	$1,032,715,171	$966,953,166

See Notes to Financial Statements.

F-5

Notes to Financial Statements

September 30, 2003

(Unaudited)

Note 1—Significant Accounting Policies

INVESCO Health Sciences Fund (the “Fund”) is a series portfolio of INVESCO Sector Funds, Inc. (the “Company”). Effective October 1, 2003, the name of the Company changed to AIM Sector Funds, Inc. The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund’s investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company’s officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund’s net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B.	Repurchase Agreements — Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund’s custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
C.	Securities Transactions and Investment Income —Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.
F.

Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the

F-6

portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies.

The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H.	Expenses — Each Class bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses, based on the relative net assets of each Class.

Note 2—Advisory Fees and Other Transactions with Affiliates

The Company has entered into an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”) to serve as the Fund’s investment advisor. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at applicable rate and paid monthly. The fee is based on the annual rate of the Fund’s average net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

From $350 million to $700 million	0.65%

From $700 million to $2 billion	0.55%

From $2 billion to $4 billion	0.45%

From $4 billion to $6 billion	0.40%

From $6 billion to $8 billion	0.375%

Over $8 billion	0.35%

IFG has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) of Class A, Class B, Class C and Class K shares to 2.10%, 2.75%, 2.75% and 2.20%, respectively. IFG has voluntarily agreed to waive advisory fees and/or reimburse expenses after absorption (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) to the extent necessary to limit total annual operating expenses of Class A, Class B, Class C, Class K and Investor Class shares to 1.40%, 2.05%, 2.75% and 2.20%, respectively. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors after April 30, 2004. During the six months ended September 30, 2003, IFG reimbursed transfer agency expenses of $11,289, $2,100, $32,005, $3,217 and $234,235 for Class A, Class B, Class C, Class K and Investor Class shares, respectively. During the six months ended September 30, 2003, IFG reimbursed other class specific expenses of $2,310 for Class B shares. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed current expense limitations and the reimbursement is made within three years after IFG incurred the expense. At September 30, 2003, the reimbursements that may potentially be made by the Fund to IFG which will expire during the calendar year ended 2005 for Class A, Class B, Class C, Class K and Investor Class shares were $3,561, $386, $17,602, $0 and $0, respectively and expiring during the calendar year ended 2006 for Class A, Class B, Class C, Class K and Investor Class shares were $14,557, $5,671, $52,153, $1,374 and $0, respectively. During the six months ended September 30, 2003, the Fund made no reimbursements to IFG.

The Fund, pursuant to a master administrative services agreement with IFG, has agreed to pay IFG for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, IFG was paid $240,536 for such services.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay IFG a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, IFG retained $1,708,884 for such services.

The Company has entered into master distribution agreements with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Class A, Class B, Class C, Class K and Investor Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class K and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.45% of the Fund’s average daily net assets of Class K shares and 0.25% of the Fund’s average daily net assets of the Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period July 1, 2003 through September 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid AIM Distributors $2,048, $2,617, $17,117, $3,055 and $660,153, respectively. Prior to July 1, 2003, INVESCO Distributors, Inc. (“IDI”) served as the Fund’s distributor in accordance with Rule 12b-1 of the 1940 Act under substantially identical terms as described for AIM Distributors above. For the period April 1, 2003 through June 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid IDI $2,837, $1,891, $18,078, $2,575 and $631,835, respectively.

Front-end sales commissions and contingent deferred sales charges (“CDSC”) (collectively the “sales charges”) are not recorded as expenses of the Fund. Front- end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period July 1,

F-7

2003 through September 30, 2003, AIM Distributors retained $1,927 in front-end sales commissions from the sale of Class A shares and $0, $506, $223, $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period April 1, 2003 through June 30, 2003, IFG retained $2,216 in front-end sales commissions from the sale of Class A shares and $0, $533, $438 and $0, from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain of the Fund’s officers and directors are also officers and directors of IFG, IDI and/or AIM Distributors.

Note 3—Expense Offset Arrangements

For the six months ended September 30, 2003, the Fund received reductions in custodian fees for temporarily uninvested cash of $1,644 and security brokerage transactions of $75,122 under an agreement with the Custodian, which resulted in a reduction of the Fund’s total expenses of $76,766.

Note 4—Directors’ Fees

Directors’ fees represent remuneration paid to each director who is not an “interested person” of IFG. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various INVESCO Funds, in which all or part of their deferral accounts shall be deemed to be invested.

Note 5—Portfolio Securities Loaned

The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer’s Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

At September 30, 2003, securities with an aggregate value of $17,257,487 were on loan to brokers. The loans were secured by cash collateral of $17,694,109 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended September 30, 2003, the Fund received fees of $42,640 for securities lending.

Note 6—Borrowings

The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of the borrowing Fund’s total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended September 30, 2003, the Fund had average daily borrowings of $973,038 with a weighted average interest rate of 1.42% and interest expense of $6,909 and the Fund had average daily lendings of $44,262 with a weighted average interest rate of 1.27% and interest income of $282.

The Fund has available a committed Redemption Line of Credit Facility (“LOC”), from a consortium of national banks, to be used for temporary or emergency purposes of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. The funds which were party to the LOC, were charged a commitment fee of 0.10% on the unused balance of the committed line. The Fund did not borrow under the LOC during the six months ended September 30, 2003. The LOC expires December 3, 2003.

Note 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund’s fiscal year-end.

The Fund has a capital loss carryforward for tax purposes which expires as follows:

Expiration	Capital Loss Carryforward

March 31, 2010	$117,845,316

March 31, 2011	179,631,500

Total capital loss carryforward	$297,476,816

Note 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2003 was $776,414,449 and $865,178,404, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$121,665,672

Aggregate unrealized (depreciation) of investment securities	(17,401,889)

Net unrealized appreciation of investment securities	$104,263,783

Cost of investments for tax purposes is $937,894,885.

F-8

Note 9—Capital Stock

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares and the Investor Class shares are sold at net asset value. Under some circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

Changes in Shares Outstanding

	Six months ended September 30,		Year ended March 31,
	2003		2003
	Shares	Amount	Shares	Amount

Sold:
Class A	90,422	$3,715,289	287,786	$11,568,902

Class B	10,892	459,322	17,220	709,368

Class C	1,016,688	40,869,225	2,159,153	86,806,161

Class K	96,182	4,127,937	32,296	1,290,276

Investor Class	5,295,055	224,609,395	79,949,743	3,275,394,183

Reacquired:
Class A	(135,824)	(5,593,024)	(191,020)	(7,580,049)

Class B	(632)	(26,292)	(1,026)	(38,094)

Class C	(1,025,550)	(41,293,813)	(2,342,780)	(94,578,217)

Class K	(87,392)	(3,742,657)	(30,847)	(1,224,074)

Investor Class	(6,586,199)	(279,722,267)	(86,187,098)	(3,532,369,079)

	(1,326,358)	$(56,596,885)	(6,306,573)	$(260,020,623)

F-9

Note 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30, 2003		Year ended March 31, 2003

Net asset value, beginning of period	$38.56		$47.56

Income from investment operations:
Net investment income (loss)	(0.10	)(a)	(0.22	)(a)

Net gains (losses) on securities (both realized and unrealized)	5.02		(8.78)

Total from investment operations	4.92		(9.00)

Net asset value, end of period	$43.48		$38.56

Total return(b)	12.76%		(18.92)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$2,233		$3,731

Ratio of expenses to average net assets:
With expense reimbursements	1.44	%(c)	1.41%

Without expense reimbursements	2.25	%(c)	1.88%

Ratio of net investment income (loss) to average net assets	(0.47	)%(c)	(0.69)%

Portfolio turnover rate(d)	76%		179%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $2,791,638.
(d)	Not annualized for periods less than one year.

	Class B
	Six months ended September 30, 2003		Year ended March 31, 2003

Net asset value, beginning of period	$38.34		$47.56

Income from investment operations:
Net investment income (loss)	(0.24	)(a)	(0.44	)(a)

Net gains (losses) on securities (both realized and unrealized)	4.99		(8.78)

Total from investment operations	4.75		(9.22)

Net asset value, end of period	$43.09		$38.34

Total return(b)	12.39%		(19.39)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$1,140		$621

Ratio of expenses to average net assets:
With expense reimbursements	2.09	%(c)	2.06%

Without expense reimbursements	3.07	%(c)	2.51%

Ratio of net investment income (loss) to average net assets	(1.12	)%(c)	(1.22)%

Portfolio turnover rate(d)	76%		179%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $901,504.
(d)	Not annualized for periods less than one year.

F-10

Note 10—Financial Highlights (continued)

	Class C
	Six months ended September 30, 2003		Year ended March 31,			February 14, 2000 (Date sales commenced) March 31, 2000
			2003	2002	2001

Net asset value, beginning of period	$37.27		$46.68	$45.40	$55.50	$62.05

Income from investment operations:
Net investment income (loss)	(0.37	)(a)	(1.20)	(0.35)	(0.05)	(0.03	)(a)

Net gains (losses) on securities (both realized and unrealized)	4.84		(8.21)	1.65	(0.94)	(6.52)

Total from investment operations	4.47		(9.41)	1.30	(0.99)	(6.55)

Less:
Distributions from net realized gains	—		—	—	(9.11)	—

Return of capital	—		—	(0.02)	—	—

Net asset value, end of period	$41.74		$37.27	$46.68	$45.40	$55.50

Total return(b)	11.99%		(20.16)%	2.85%	(4.79)%	(10.56)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$6,178		$5,846	$15,892	$10,767	$470

Ratio of expenses to average net assets:
With expense reimbursements	2.77	%(c)	2.81%	2.26%	2.03%	1.65	%(d)

Without expense reimbursements	3.68	%(c)	3.27%	2.26%	2.03%	1.65	%(d)

Ratio of net investment income (loss) to average net assets	(1.80	)%(c)	(2.04)%	(1.70)%	(1.08)%	(0.54	)%(d)

Portfolio turnover rate(e)	76%		179%	160%	177%	107%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $7,039,049.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

F-11

Note 10—Financial Highlights (continued)

	Class K
	Six months ended September 30, 2003		Year ended March 31,		November 30, 2000 (Date sales commenced) through March 31, 2001
			2003	2002

Net asset value, beginning of period	$37.81		$46.98	$45.43	$55.84

Income from investment operations:
Net investment income (loss)	(0.24	)(a)	(0.23)	(0.48)	(0.22	)(a)

Net gains (losses) on securities (both realized and unrealized)	4.90		(8.94)	2.05	(10.19)

Total from investment operations	4.66		(9.17)	1.57	(10.41)

Less Return of capital	—		—	(0.02)	—

Net asset value, end of period	$42.47		$37.81	$46.98	$45.43

Total return(b)	12.32%		(19.50)%	3.42%	(18.64)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$2,609		$1,990	$2,405	$1

Ratio of expenses to average net assets:
With expense reimbursements	2.12	%(c)	2.07%	1.71%	3.62	%(d)

Without expense reimbursements	2.38	%(c)	2.07%	1.71%	3.62	%(d)

Ratio of net investment income (loss) to average net assets	(1.15	)%(c)	(1.29)%	(1.09)%	(2.75	)%(d)

Portfolio turnover rate(e)	76%		179%	160%	177%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $2,502,275.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

F-12

Note 10—Financial Highlights (continued)

	Investor Class
	Six months ended September 30, 2003		Year ended March 31,						Five months ended March 31, 2000		Year ended October 31,
			2003		2002		2001				1999	1998

Net asset value, beginning of period	$38.53		$47.56		$45.78		$55.52		$58.39		$62.12	$57.50

Income from investment operations:
Net investment income (loss)	(0.10	)(a)	(0.28	)(a)	(0.38	)(a)	(0.12	)(a)	(0.06	)(a)	0.14 (a)	0.13 (a)

Net gains (losses) on securities (both realized and unrealized)	5.01		(8.75)		2.18		(0.51)		3.53		5.02	13.55

Total from investment operations	4.91		(9.03)		1.80		(0.63)		3.47		5.16	13.68

Less:
Dividends from net investment income	—		—		—		—		(0.25)		(0.04)	(0.26)

Distributions from net realized gains	—		—		—		(9.11)		(6.09)		(8.85)	(8.80)

Return of capital	—		—		(0.02)		—		—		—	—

Total distributions	—		—		(0.02)		(9.11)		(6.34)		(8.89)	(9.06)

Net asset value, end of period	$43.44		$38.53		$47.56		$45.78		$55.52		$58.39	$62.12

Total return(b)	12.74%		(18.99)%		3.95%		(4.12)%		6.30%		8.44%	28.58%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$1,020,556		$954,765		$1,475,313		$1,580,378		$1,622,624		$1,574,020	$1,328,196

Ratio of expenses to average net assets	1.45	%(c)(d)	1.44%		1.31%		1.23%		1.18	%(e)	1.22%	1.12%

Ratio of net investment income (loss) to average net assets	(0.48	)%(c)	(0.68)%		(0.75)%		(0.20)%		(0.22	)%(e)	0.07%	0.25%

Portfolio turnover rate(f)	76%		179%		160%		177%		107%		127%	92%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustment in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $1,033,590,529.
(d)	After expense reimbursements. Ratio of expenses to average net assets excluding expense reimbursements were 1.49% (annualized).
(e)	Annualized.
(f)	Not annualized for periods less than one year.

Note 11—Subsequent Events

On October 21, 2003, shareholders of the Fund approved the following:

•	The election of Directors as proposed;
•	A new investment advisory agreement between A I M Advisors, Inc. (“AIM”) and the Company, under which AIM will serve as the investment advisor for the Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. (“INVESCO Institutional”), under which INVESCO Institutional will serve as sub-advisor for the Fund. These agreements will become effective in November 2003;
•	An Agreement and Plan of Reorganization (the “ISF Plan”), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware Trust.

NOTE 12—Regulatory Inquiries

As has been widely reported, the U.S. Securities & Exchange Commission (“SEC”), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. (“AIM”) in Houston and INVESCO Funds Group, Inc. (“INVESCO”) in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquires from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

F-13

OTHER INFORMATION

Directors and Officers

Board of Directors	Officers	Office of the Fund

(effective 10-21-03)

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll

Mark H. Williamson

(effective 11-05-03)

Robert H. Graham

Chairman and President

Raymond R. Cunningham

Executive Vice President

Mark H. Williamson

Executive Vice President

Kevin M. Carome

Senior Vice President and Secretary

Gary T. Crum

Senior Vice President

Dana R. Sutton

Vice President and Treasurer

Ronald L. Grooms

Vice President and Assistant Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Melville B. Cox

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046

Investment Advisor

(effective 11-25-03)

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Sub-Advisor

(effective 11-25-03)

INVESCO Institutional (N.A.), Inc.

1360 Peachtree Street, N.E., Suite 100

Atlanta, GA 30309

Transfer Agent

(effective 10-01-03)

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Counsel to the Fund

(effective 10-21-03)

Ballard Spahr

Andrews & Ingersoll, LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Counsel to the Directors

(effective 10-21-03)

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Domestic Equity

AIM Aggressive Growth Fund

AIM Balanced Fund*

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Blue Chip Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Dent Demographic Trends Fund

AIM Diversified Dividend Fund1

AIM Emerging Growth Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Libra Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund

AIM Mid Cap Growth Fund

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM Premier Equity Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM Small Cap Growth Fund2

AIM Trimark Endeavor Fund

AIM Trimark Small Companies Fund

AIM Weingarten Fund

INVESCO Core Equity Fund

INVESCO Dynamics Fund

INVESCO Mid-Cap Growth Fund

INVESCO Small Company Growth Fund

INVESCO S&P 500 Index Fund

INVESCO Total Return Fund*

* Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund

AIM Global Aggressive Growth Fund

AIM Global Growth Fund

AIM Global Trends Fund

AIM Global Value Fund3

AIM International Emerging Growth Fund

AIM International Growth Fund

AIM Trimark Fund

INVESCO International Core Equity Fund4

Sector Equity

AIM Global Health Care Fund

AIM Real Estate Fund

INVESCO Advantage Health Sciences Fund

INVESCO Energy Fund

INVESCO Financial Services Fund

INVESCO Gold & Precious Metals Fund

INVESCO Health Sciences Fund

INVESCO Leisure Fund

INVESCO Multi-Sector Fund

INVESCO Technology Fund

INVESCO Utilities Fund

Fixed Income

TAXABLE

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short-Term Bond Fund

AIM Total Return Bond Fund

INVESCO U.S. Government Money Fund

TAX-FREE

AIM High Income Municipal Fund

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

1 Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. 2AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. 3Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. 4Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.

AIMinvestments.com        I-HSC-SAR-1

INVESCO Leisure Fund

September 30, 2003

Semiannual  Report to Shareholders

INVESCO Leisure Fund seeks capital growth.

Not FDIC Insured May lose value No bank guarantee	This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

HOLDINGS BY MARKET CAPITALIZATION*

Based on total equity holdings

Source: Lipper, Inc.

TOTAL NUMBER OF HOLDINGS*	81

TOTAL NET ASSETS	$811.7 million

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

Class A Shares

Inception (3/28/02)	-7.72%

1 Year	13.52

Class B Shares

Inception (3/28/02)	-7.43%

1 Year	14.29

Class C Shares

Inception (2/14/00)	-1.66%

1 Year	17.92

Class K Shares

Inception (12/14/01)	0.22%

1 Year	19.32

Investor Class Shares

Inception (1/19/84)	16.63%

10 Years	11.98

5 Years	13.91

1 Year	20.05

Past performance cannot guarantee comparable future results. Due to significant market volatility, results of an investment made today may differ substantially from the historical performance shown. Call your financial advisor for more current performance.

FUND VS. INDEXES

Total Returns 3/31/03–9/30/03 excluding sales charges

Class A Shares	18.26%

Class B Shares	17.85

Class C Shares	17.73

Class K Shares	17.92

Investor Class Shares	18.26

S&P 500® Index	18.44

Source: Lipper, Inc.

TOP 10 EQUITY HOLDINGS*

1. International Game Technology	6.5%

2. Omnicom Group Inc.	6.3

3. Harrah’s Entertainment, Inc.	4.9

4. Mattel, Inc.	4.4

5. Liberty Media Corp.-Class A	3.8

6. Cablevision Systems Corp.-New York Group-Class A	2.5

7. News Corp. Ltd. (The)-ADR (Australia)	2.4

8. AOL Time Warner Inc.	2.2

9. Groupe Bruxelles Lambert S.A. (Belgium)	2.2

10. Anheuser-Busch Cos., Inc.	2.0

TOP 10 INDUSTRIES*

1. Broadcasting & Cable TV	14.8%

2. Casinos & Gaming	14.2

3. Movies & Entertainment	10.3

4. Hotels, Resorts & Cruise Lines	8.7

5. Advertising	8.5

6. Publishing	7.1

7. Brewers	5.9

8. Leisure Products	5.7

9. Investment Companies-Exchange Traded Funds	5.6

10. Multi-Sector Holdings	3.2

*Excludes money market fund holdings.

The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

About information throughout this report:

☐ Unless otherwise stated, information presented here is as of 9/30/03 and is based on total net assets.

☐ INVESCO Leisure Fund’s performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

☐ When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund’s share classes will differ due to different sales charge structures and class expenses.

☐ Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the appropriate prospectus. Investor Class shares are sold at net asset value, that is, without a sales charge.

☐ Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

☐ Class K shares are available only to certain retirement plans. Please see the prospectus for more details. They are sold at net asset value, that is, without up-front sales charges. Class K share returns do not include a 0.70% contingent deferred sales charge (CDSC) that may be imposed on a total redemption of retirement plan assets within the first year.

☐ Had the advisor not waived fees and/or reimbursed expenses for Class K shares, returns for Class K shares would have been lower.

☐ Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

☐ Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

☐ International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The Fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

☐ The fund’s investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than their original cost.

☐ In this report, industry classifications used are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

☐ The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500®) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

☐ A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available with charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

For more information, please visit AIMinvestments.com.

FROM THE CHAIRMAN

DEAR SHAREHOLDER:

Welcome to AIM Investments. As you are no doubt aware, earlier this year your fund’s board of directors approved a recommendation to integrate the INVESCO Funds into the AIM Family of Funds. As the first step in this integration process, AIM became the U.S. distributor for your fund effective July 1, 2003. On October 1, 2003, shares of your fund became exchangeable for shares of all the other funds in the AIM Family of Funds. Finally, on October 21, 2003, the fund’s shareholders elected a new board of directors consisting of directors from both the AIM Funds and the INVESCO Funds, and approved a new investment advisory agreement under which AIM will serve as the investment advisor for your fund and a new subadvisory agreement under which INVESCO will continue to manage the fund’s investments.

It is important to note that none of these changes will affect the way your fund is managed. Your fund will continue to be managed by the same fund manager and will still pursue the same investment objective as described in the fund’s prospectus. We’re excited by the integration of AIM and INVESCO, and we believe our new structure will offer you a greater number and diversity of investment solutions to meet your individual financial needs. On the next page, you’ll find a report on the fund’s performance during the reporting period.

While these are some key steps we’ve taken in our ongoing effort to provide you with high-quality investment products and services, I also would like to take this opportunity to address important issues that are currently affecting the mutual fund industry.

As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.

We have been conducting our own internal review of these issues. Without waiting for the results of that review, we have taken steps—implemented new policies and strengthened existing ones—to discourage excessive short-term trading. These steps include daily monitoring of trading activities; redemption fees on certain funds we believe are most likely to be vulnerable to excessive short-term trading; implementing a new exchange policy (effective on or about March 1, 2004) designed to limit excessive exchanges between funds; and employing a fair value pricing policy on certain foreign securities to discourage excessive short-term trading. In addition, we have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries.

We encourage you to visit our Web site at AIMinvestments.com for our latest views on important industry developments. We would like to thank you for your continued participation in INVESCO Leisure Fund and want you to know that we remain committed to helping you build solutions for your financial goals.

Sincerely,

Robert H. Graham

Chairman and President

November 10, 2003

We have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries. Robert H. Graham

DEAR SHAREHOLDER:

This is the semiannual report for INVESCO Leisure Fund for the six months ended September 30, 2003. As you can see, we’ve redesigned our reports as part of our recent integration with AIM Investments. Since AIM became the distributor for your INVESCO funds, we wanted to streamline our communications and make them consistent across all INVESCO and AIM funds.

For starters, we’ve decided to simplify the format of our semiannual reports as well as produce individual reports for each of the INVESCO funds, rather than grouping them by fund type. We hope this will enable you to go right to the information you want and need. Semiannual reports like this one will be simplified with brief commentary in this letter, while the annual reports will continue to have the managers’ commentary in the usual longer format.

We encourage you to visit our Web site, AIMinvestments.com, for a wealth of additional information on your fund. The information available at AIMinvestments.com is timelier than the data you’ll find in our printed reports because posting information online can be done much more expeditiously than producing a printed report. On the Web site, you’ll find current manager commentary, quarterly updates, as well as the most recent performance data.

And don’t forget you can sign up online for eDelivery of these reports to have your fund information delivered right to your computer.

Your fund

For the period ended September 30, 2003, INVESCO Leisure Fund’s Investor Class shares returned 18.26%, thereby pacing the return of the fund’s benchmark index, the S&P 500, for the same period. The S&P 500’s consumer discretionary sector, of which most of the fund’s holdings are a part, produced the third highest returns in the index, behind only information technology and financials.

INVESCO Leisure Fund is predicated on the theory that U.S. consumer spending on leisure grows faster than the overall economy. Portfolio holdings are chosen individually based on their long-term potential for strong performance. Portfolio manager Mark Greenberg endeavors to choose stocks that have the following criteria in common: they have valuations that are less than the overall market, they represent companies that are managed by individuals with a clear vision for growth and that have the resources to succeed, and they are in industries that are experiencing improving dynamics. Themes that support improving dynamics are demographic and income trends, technology innovation and integration, and globalization of the industries.

Two of the fund’s top-10 holdings were the highest contributors to the fund’s positive performance during the period. The leading producer of slot machines, International Game Technology, and the world’s largest advertising and marketing services company, Omnicom Group, both performed well for the fund. In July 2003, International Game Technology announced results for its third fiscal quarter ended June 29, 2003, which revealed that earnings from continuing operations improved 36% over the corresponding quarter of 2002. The company also announced a four-for-one stock split. Meanwhile, Omnicom Group reported a 2% increase in both net income and earnings per share in its second quarter 2003 results over second quarter 2002.

Stocks that detracted from performance included broadcasting and cable TV programmer Liberty Media and toy-maker Mattel. For the six months ended June 30, 2003, Liberty Media’s revenues fell 2%, largely because of reduced revenues from subsidiary Starz Encore, a premium cable programmer. In its second-quarter earnings report released in July 2003, Mattel reported a 4% decline in worldwide net sales compared to the second quarter of 2002. Worldwide sales of one of its core products, Hot Wheels®, was down 16%. However, these stocks have been in the portfolio for significant periods, and Mr. Greenberg believes Liberty Media and Mattel continue to reflect evidence of strong fundamentals and long-term potential and therefore has retained them in the portfolio.

Mr. Greenberg maintains a long-term perspective and continues to believe that the fund’s holdings are among the best long-term growth prospects within the leisure sector. The fund focuses on leading and attractively valued companies. Because of the fund manager’s conviction in the long-term potential of the portfolio holdings and the general strength of the leisure sector, the fund has historically had a low turnover rate. For the six-month period ended September 30, 2003, the fund’s turnover rate was 10% (not annualized).

Your goals. Our solutions.

We appreciate your continued investment in INVESCO and want you to know that we remain committed to helping you build solutions for your financial goals. If you have any questions or comments, please contact your financial advisor or call our Client Services department at 800-959-4246.

Sincerely,

Ray Cunningham

President and CEO, INVESCO Funds Group, Inc.

September 30, 2003

The consumer discretionary sector produced the third highest returns in the index, behind only information technology and financials. Ray Cunningham

FINANCIALS

Schedule of Investments

September 30, 2003

(Unaudited)

	SHARES	MARKET VALUE

Domestic Common Stocks & Other Equity Interests–78.23%

Advertising–6.98%
Harte-Hanks, Inc.	320,450	$5,909,098

Omnicom Group Inc.	706,000	50,726,100

		56,635,198

Apparel, Accessories & Luxury Goods–1.53%
Polo Ralph Lauren Corp.	461,900	12,388,158

Brewers–2.07%
Anheuser-Busch Cos., Inc.(a)	340,400	16,795,336

Broadcasting & Cable TV–13.99%
Cablevision Systems Corp.–New York Group–Class A(a)	1,119,793	20,268,253

Citadel Broadcasting Co.(a)	66,700	1,317,992

Clear Channel Communications, Inc.	124,049	4,751,077

Comcast Corp.–Class A(a)	342,400	10,573,312

EchoStar Communications Corp.–Class A(a)	408,585	15,636,548

General Motors Corp.–Class H(a)	60,600	867,186

Gray Television, Inc.	640,100	7,476,368

Liberty Media Corp.–Class A(a)	3,125,857	31,164,794

Liberty Media Corp.–Class B(a)	128,057	1,318,987

Scripps (E.W.) Co. (The)–Class A	84,300	7,173,930

Sinclair Broadcast Group, Inc.–Class A(a)	508,500	5,166,360

Spanish Broadcasting System, Inc.–Class A(a)	271,200	2,305,200

Univision Communications Inc.–Class A(a)	174,300	5,565,399

		113,585,406

Casinos & Gaming–14.23%
Harrah’s Entertainment, Inc.	948,000	39,920,280

International Game Technology	1,864,000	52,471,600

Mandalay Resort Group	224,900	8,908,289

MGM MIRAGE(a)	152,016	5,556,185

Wynn Resorts, Ltd.(a)	476,900	8,670,042

		115,526,396

Commercial Printing–0.34%
Valassis Communications, Inc.(a)	103,118	2,722,315

Investment Companies–Exchange Traded Funds–5.61%
iShares Russell 3000 Index Fund	261,800	14,752,430

iShares S&P 500 Index Fund	151,300	15,114,870

S&P 500 Depositary Receipts Trust–Series 1	157,100	15,691,148

		45,558,448

	SHARES	MARKET VALUE

Diversified Commercial Services–1.30%
Cendant Corp.(a)	563,700	$10,535,553

Footwear–0.56%
NIKE, Inc.–Class B	75,000	4,561,500

General Merchandise Stores–0.27%
Target Corp.	57,200	2,152,436

Home Entertainment Software–0.67%
Electronic Arts Inc.(a)	59,300	5,469,239

Hotels, Resorts & Cruise Lines–4.75%
Extended Stay America, Inc.(a)	191,600	2,860,588

Hilton Hotels Corp.	605,150	9,815,533

Marriott International, Inc.–Class A	241,000	10,370,230

Starwood Hotels & Resorts Worldwide, Inc.	445,860	15,515,928

		38,562,279

Internet Retail–1.59%
InterActiveCorp.(a)	389,800	12,882,890

Leisure Facilities–0.61%
Cedar Fair, L.P.	97,800	2,738,400

Six Flags, Inc.(a)	294,800	1,550,648

Vail Resorts, Inc.(a)	45,100	644,930

		4,933,978

Leisure Products–5.65%
Hasbro, Inc.	224,500	4,193,660

Leapfrog Enterprises, Inc.–Class A(a)	151,000	5,738,000

Mattel, Inc.	1,896,500	35,957,640

		45,889,300

Movies & Entertainment–7.89%
AOL Time Warner Inc.(a)	1,169,500	17,671,145

Fox Entertainment Group, Inc.–Class A(a)	145,000	4,058,550

Metro-Goldwyn-Mayer Inc.(a)	717,500	11,006,450

Pixar, Inc.(a)	103,700	6,902,272

Regal Entertainment Group–Class A	149,900	2,788,140

Viacom Inc.–Class A	101,880	3,912,192

Viacom Inc.–Class B	179,900	6,890,170

Walt Disney Co. (The)	536,199	10,815,134

		64,044,053

Publishing–7.09%
Belo Corp.–Class A	360,000	8,730,000

Gannett Co., Inc.	144,000	11,168,640

Knight-Ridder, Inc.	232,800	15,527,760

F-1

	SHARES	MARKET VALUE

Publishing–(Continued)
McClatchy Co. (The)–Class A	131,900	$7,845,412

McGraw-Hill Cos., Inc. (The)	76,700	4,765,371

Media General, Inc.–Class A	54,600	3,336,060

New York Times Co. (The)–Class A	141,200	6,136,552

		57,509,795

Restaurants–1.69%
CBRL Group, Inc.	272,600	9,671,848

Yum! Brands, Inc.(a)	136,900	4,054,978

		13,726,826

Specialty Stores–1.41%
Hollywood Entertainment Corp.(a)	513,200	8,724,400

Pier 1 Imports, Inc.	94,900	1,825,876

Toys “R” Us, Inc.(a)	74,900	901,047

		11,451,323

Total Domestic Common Stocks & Other Equity Interests (Cost $469,415,168)		634,930,429

Foreign Stocks & Other Equity Interests–16.72%

Australia–2.36%
News Corp. Ltd. (The)–ADR (Movies & Entertainment)	702,125	19,160,991

Belgium–2.66%
Compagnie Nationale a Portefeuille (Multi-Sector Holdings)	20,300	2,427,403

Groupe Bruxelles Lambert S.A. (Multi-Sector Holdings)	363,900	17,469,234

Interbrew (Brewers)	66,535	1,659,510

		21,556,147

Brazil–0.79%
Companhia de Bebidas das Americas–ADR (Brewers)	296,300	6,414,895

Canada–0.68%
Intrawest Corp. (Hotels, Resorts & Cruise Lines)	396,480	5,546,755

Denmark–1.62%
Carlsberg A.S.–Class B (Brewers)	310,800	13,133,495

France–1.44%
Accor S.A. (Hotels, Resorts & Cruise Lines)	226,500	8,355,108

JC Decaux S.A. (Advertising)(a)	238,000	3,351,245

		11,706,353

Hong Kong–0.17%
Television Broadcasts Ltd.–ADR (Broadcasting & Cable TV)	154,500	1,388,615

	SHARES	MARKET VALUE

Japan–0.30%
Sony Corp.–ADR (Consumer Electronics)	70,100	$2,439,480

Liberia–0.59%
Royal Caribbean Cruises Ltd. (Hotels, Resorts & Cruise Lines)	170,344	4,788,370

Mexico–0.35%
Coca-Cola Femsa, S.A. de C.V.–ADR (Soft Drinks)(a)	134,500	2,851,400

Netherlands–1.88%
Fox Kids Europe N.V. (Broadcasting & Cable TV)(a)	905,629	5,493,836

Heineken N.V. (Brewers)	268,000	9,751,516

		15,245,352

Panama–1.09%
Carnival Corp. (Hotels, Resorts & Cruise Lines)	268,900	8,844,121

Spain–0.58%
NH Hoteles, S.A. (Hotels, Resorts & Cruise Lines)(a)	418,600	4,736,886

Switzerland–0.77%
Pargesa Holding A.G.–Class B (Multi-Sector Holdings)	2,708	6,258,242

United Kingdom–1.44%
Diageo PLC (Distillers & Vintners)	224,600	2,427,551

WPP Group PLC (Advertising)	1,090,730	9,211,550

		11,639,101

Total Foreign Stocks & Other Equity Interests (Cost $132,298,159)		135,710,203

Money Market Funds–4.95%
INVESCO Treasurer’s Series Money Market Reserve Fund (Cost $40,215,380)(b)	40,215,380	40,215,380

TOTAL INVESTMENTS–99.90% (excluding investments purchased with cash collateral from securities loaned) (Cost $641,928,707)		810,856,012

Investments Purchased with Cash Collateral from Securities Loaned

Money Market Funds–1.10%
INVESCO Treasurer’s Series Money Market Reserve Fund(b)(c)	8,918,991	8,918,991

Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $8,918,991)	8,918,991

TOTAL INVESTMENTS–101.00% (Cost $650,847,698)	819,775,003

OTHER ASSETS LESS LIABILITIES–(1.00%)	(8,103,900)

NET ASSETS–100.00%	$811,671,103

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment advisor.
(c)	The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See Notes to Financial Statements.

F-2

Statement of Assets and Liabilities

September 30, 2003

(Unaudited)

Assets:
Investments, at market value (cost $601,713,327)*	$770,640,632

Investments in affiliated money market funds (cost $49,134,371)	49,134,371

Receivables for:
Investments sold	16,616

Capital stock sold	1,086,453

Dividends	1,000,501

Investment for deferred compensation and retirement plans	57,212

Other assets	103,703

Total assets	822,039,488

Liabilities:
Payables for:
Investments purchased	17,116

Capital stock reacquired	712,767

Deferred compensation and retirement plans	71,088

Collateral upon return of securities loaned	8,918,991

Accrued distribution fees	208,795

Accrued directors’ fees	8,077

Accrued transfer agent fees	341,394

Accrued operating expenses	90,157

Total liabilities	10,368,385

Net assets applicable to shares outstanding	$811,671,103

Net assets consist of:
Capital (par value and additional paid-in)	$711,042,768

Undistributed net investment income (loss)	(1,585,832)

Undistributed net realized gain (loss) from investment securities and foreign currencies	(66,722,152)

Unrealized appreciation of investment securities and foreign currencies	168,936,319

$811,671,103

Net Assets:
Class A	$46,596,157

Class B	$13,214,585

Class C	$23,602,538

Class K	$96,047,018

Investor Class	$632,210,805

Capital stock, $0.01 par value per share:
Class A:
Authorized	100,000,000

Outstanding	1,275,768

Class B:
Authorized	100,000,000

Outstanding	365,858

Class C:
Authorized	100,000,000

Outstanding	668,202

Class K:
Authorized	100,000,000

Outstanding	2,649,733

Investor Class:
Authorized	100,000,000

Outstanding	17,341,853

Class A :
Net asset value per share	$36.52

Offering price per share:
(Net asset value of $36.52 ÷ 94.50%)	$38.65

Class B :
Net asset value and offering price per share	$36.12

Class C :
Net asset value and offering price per share	$35.32

Class K :
Net asset value and offering price per share	$36.25

Investor Class:
Net asset value and offering price per share	$36.46

*	At September 30, 2003, securities with an aggregate market value of $12,103,873 were on loan to brokers.

See Notes to Financial Statements.

F-3

Statement of Operations

For the six months ended September 30, 2003

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $210,962)	$4,425,401

Dividends from affiliated money market funds	58,773

Interest	119,216

Securities lending	58,260

Total investment income	4,661,650

Expenses:
Advisory fees	2,665,398

Administrative services fees	180,123

Custodian fees	64,449

Distribution fees: Class A	64,802

Class B	56,062

Class C	111,590

Class K	197,737

Investor Class	774,854

Transfer agent fees: Class A	52,831

Class B	19,430

Class C	58,628

Class K	381,040

Investor Class	1,343,210

Directors’ fees	23,965

Other	313,422

Total expenses	6,307,541

Less: Expenses reimbursed and expense offset arrangements	(108,402)

Net expenses	6,199,139

Net investment income (loss)	(1,537,489)

Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain from:
Investment securities	8,570,827

Foreign currencies	24,302

8,595,129

Change in net unrealized appreciation (depreciation) of:
Investment securities	132,816,059

Foreign currencies	(18,930,458)

113,885,601

Net gain from investment securities and foreign currencies	122,480,730

Net increase in net assets resulting from operations	$120,943,241

See Notes to Financial Statements.

F-4

Statement of Changes in Net Assets

For the six months ended September 30, 2003 and the year ended March 31, 2003

(Unaudited)

	September 30, 2003	March 31, 2003

Operations:
Net investment income (loss)	$(1,537,489)	$(5,387,803)

Net realized gain (loss) from investment securities and foreign currencies	8,595,129	(63,830,416)

Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies	113,885,601	(118,582,973)

Net increase (decrease) in net assets resulting from operations	120,943,241	(187,801,192)

Share transactions–net:
Class A	14,153,340	30,415,975

Class B	3,396,681	9,139,111

Class C	2,507,372	5,968,441

Class K	15,998,228	20,428,496

Investor Class	(2,111,488)	(99,364,970)

Net increase (decrease) in net assets resulting from share transactions	33,944,133	(33,412,947)

Net increase (decrease) in net assets	154,887,374	(221,214,139)

Net assets:
Beginning of period	656,783,729	877,997,868

End of period	$811,671,103	$656,783,729

See Notes to Financial Statements.

F-5

Notes to Financial Statements

September 30, 2003

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO Leisure Fund (the “Fund”) is a series portfolio of INVESCO Sector Funds, Inc. (the “Company”). Effective October 1, 2003, the name of the Company changed to AIM Sector Funds, Inc. The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund’s investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company’s officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund’s net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B.	Repurchase Agreements — Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund’s custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
C.	Securities Transactions and Investment Income —Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.
F.

Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign

F-6

currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H.	Expenses — Each Class bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses, based on the relative net assets of each Class.

NOTE 2—Advisory Fees and Other Transactions with Affiliates

The Company has entered into an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”) to serve as the Fund’s investment advisor. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at applicable rate and paid monthly. The fee is based on the annual rate of the Fund’s average net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

From $350 million to $700 million	0.65%

From $700 million to $2 billion	0.55%

From $2 billion to $4 billion	0.45%

From $4 billion to $6 billion	0.40%

From $6 billion to $8 billion	0.375%

Over $8 billion	0.35%

IFG has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) of Class A, Class B, Class C and Class K shares to 2.10%, 2.75% and 2.20%, respectively. IFG has voluntarily agreed to waive advisory fees and or reimburse expenses after absorption (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) to the extent necessary to limit total annual operating expenses of Class A, Class B, Class C and Class K shares to 1.50%, 2.15%, 2.75% and 2.20%, respectively. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors after April 30, 2004. During the six months ended September 30, 2003, IFG reimbursed transfer agency expenses of $0, $5,475, $8,566, $13,854 and $78,381 for Class A, Class B, Class C, Class K and Investor Class shares, respectively. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed current expense limitations and the reimbursement is made within three years after IFG incurred the expense. At September 30, 2003, the reimbursements that may potentially be made by the Fund to IFG which will expire during the calendar year ended 2005 for Class A, Class B, Class C, Class K, and Investor Class shares were $0, $1,430, $0, $214,514, and $0, respectively and expiring during the calendar year ended 2006 for Class A, Class B, Class C, Class K and investor Class shares were $0, $8,453, $0, $8,893 and $0, respectively. During the six months ended September 30, 2003, the Fund made no reimbursements to IFG.

The Fund, pursuant to a master administrative services agreement with IFG, has agreed to pay IFG for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, IFG was paid $180,123 for such services.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay IFG a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, IFG retained $1,290,520 for such services.

The Company has entered into master distribution agreements with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Class A, Class B, Class C, Class K and Investor Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class K and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.45% of the Fund’s average daily net assets of Class K shares and 0.25% of the Fund’s average daily net assets of the Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period July 1, 2003 through September 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid AIM Distributors $36,020, $31,457, $59,645, $109,068, and $403,658, respectively. Prior to July 1, 2003, INVESCO Distributors, Inc. (“IDI”) served as the Fund’s distributor in accordance with Rule 12b-1 of the 1940 Act under substantially identical terms as described for AIM Distributors above. For the period April 1, 2003 through June 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid IDI $28,782, $24,605, $51,945, $88,669 and $371,196, respectively.

Front-end sales commissions and contingent deferred sales charges (“CDSC”) (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period July 1, 2003 through September 30, 2003, AIM Distributors retained

F-7

$12,800 in front-end sales commissions from the sale of Class A shares and $0, $2,660, $1,278 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period April 1, 2003 through June 30, 2003, IFG retained $8,908 in front-end sales commissions from the sale of Class A shares and $0, $3,501, $1,829 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain of the Fund’s officers and directors are also officers and directors of IFG, IDI and/or AIM Distributors.

NOTE 3—Expenses Offset Arrangements

For the six months ended September 30, 2003, the Fund received reductions in custodian fees and expenses of $2,126 for temporarily uninvested cash under an agreement with the Custodian, which resulted in a reduction of the Fund’s total expenses of $2,126.

NOTE 4—Directors’ Fees

Directors’ fees represent remuneration paid to each director who is not an “interested person” of IFG. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various INVESCO Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5—Portfolio Securities Loaned

The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable tot he custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer’s Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

At September 30, 2003, securities with an aggregate value of $12,103,873 were on loan to brokers. The loans were secured by cash collateral of $8,918,991 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended September 30, 2003, the Fund received fees of $58,260 for securities lending.

NOTE 6—Borrowings

The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of the borrowing Fund’s total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes.

The Fund has available a committed Redemption Line of Credit Facility (“LOC”), from a consortium of national banks, to be used for temporary or emergency purposes of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. The funds which were party to the LOC were charged a commitment fee of 0.10% on the unused balance of the committed line. The LOC expires December 3, 2003.

The Fund did not borrow or lend under the interfund lending facility or borrow under the LOC during the six months ended September 30, 2003.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund’s fiscal year-end.

The Fund has a capital loss carryforward for tax purposes which expires as follows:

Expiration	Capital Loss Carryforward

March 31, 2010	$677,315

March 31, 2011	62,715,611

Total capital loss carryforward	$63,392,926

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2003 was $74,290,860 and $75,671,354, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$188,520,106

Aggregate unrealized (depreciation) of investment securities	(18,974,421)

Net unrealized appreciation of investment securities	$169,545,685

Cost of investments for tax purposes is $650,229,318.

F-8

NOTE 9—Capital Stock

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares and the Investor Class shares are sold at net asset value. Under some circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

Changes in Shares Outstanding

	Six months ended September 30, 2003		Year ended March 31, 2003
	Shares	Amount	Shares	Amount

Sold:
Class A	520,359	$18,608,250	1,104,358	$37,428,048

Class B	105,446	3,723,266	284,942	9,606,745

Class C	376,893	12,784,129	1,250,725	42,717,603

Class K	644,041	22,634,004	1,128,435	37,654,639

Investor Class	2,025,873	71,540,818	6,136,558	207,349,184

Reacquired:
Class A	(124,737)	(4,454,910)	(224,212)	(7,012,073)

Class B	(9,365)	(326,585)	(15,165)	(467,634)

Class C	(300,959)	(10,276,757)	(1,084,357)	(36,749,162)

Class K	(189,132)	(6,635,776)	(529,876)	(17,226,143)

Investor Class	(2,075,396)	(73,652,306)	(9,267,982)	(306,714,154)

	973,023	$33,944,133	(1,216,574)	$(33,412,947)

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30, 2003		Year ended March 31, 2003

Net asset value, beginning of period	$30.88		$38.96

Income from investment operations:
Net investment income (loss)	(0.04)		(0.17	)(a)

Net gains (losses) on securities (both realized and unrealized)	5.68		(7.91)

Total from investment operations	5.64		(8.08)

Net asset value, end of period	$36.52		$30.88

Total return(b)	18.26%		(20.74)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$46,596		$27,175

Ratio of expenses to average net assets	1.46	%(c)	1.42%

Ratio of net investment income (loss) to average net assets	(0.26	)%(c)	(0.56)%

Portfolio turnover rate(d)	10%		20%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $37,029,557.
(d)	Not annualized for periods less than one year.

F-9

NOTE 10—Financial Highlights (continued)

	Class B
	Six months ended September 30, 2003		Year ended March 31, 2003

Net asset value, beginning of period	$30.65		$38.96

Income from investment operations:
Net investment income (loss)	(0.15)		(0.38	)(a)

Net gains (losses) on securities (both realized and unrealized)	5.62		(7.93)

Total from investment operations	5.47		(8.31)

Net asset value, end of period	$36.12		$30.65

Total return(b)	17.85%		(21.33)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$13,215		$8,268

Ratio of expenses to average net assets:
With expense reimbursements	2.15	%(c)	2.14%

Without expense reimbursements	2.25	%(c)	2.23%

Ratio of net investment income (loss) to average net assets	(0.95	)%(c)	(1.29)%

Portfolio turnover rate(d)	10%		20%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $11,212,419.
(d)	Not annualized for periods less than one year.

F-10

NOTE 10—Financial Highlights (continued)

	Class C
	Six months ended September 30, 2003		Year ended March 31,			February 14, 2000 (Date sales commenced) to March 31, 2000
			2003	2002	2001

Net asset value, beginning of period	$30.00		$38.29	$36.80	$47.09	$45.51

Income from investment operations:
Net investment income (loss)	(0.19)		(0.18)	(0.17)	(0.13)	(0.02	)(a)

Net gains (losses) on securities (both realized and unrealized)	5.51		(8.11)	2.02	(3.22)	1.60

Total from investment operations	5.32		(8.29)	1.85	(3.35)	1.58

Less distributions from net realized gains	—		—	(0.36)	(6.94)	—

Net asset value, end of period	$35.32		$30.00	$38.29	$36.80	$47.09

Total return(b)	17.73%		(21.65)%	5.10%	(6.18)%	3.47%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$23,603		$17,768	$16,307	$5,388	$84

Ratio of expenses to average net assets(c)	2.35	%(d)	2.44%	2.26%	2.08%	1.71	%(e)

Ratio of net investment income (loss) to average net assets	(1.15	)%(d)	(1.62)%	(1.48)%	(1.08)%	(0.42	)%(e)

Portfolio turnover rate(f)	10%		20%	27%	28%	23%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	After expense reimbursements. Ratio of expenses to average net assets prior to expense reimbursements was 2.42% for the six months ended September 30, 2003.
(d)	Ratios are annualized and based on average daily net assets of $22,317,902.
(e)	Annualized.
(f)	Not annualized for periods less than one year.

F-11

NOTE 10—Financial Highlights (continued)

	Class K
	Six months ended September 30, 2003		Year ended March 31, 2003	December 14, 2001 (Date sales commenced) to March 31, 2002

Net asset value, beginning of period	$30.74		$38.98	$36.11

Income from investment operations:
Net investment income (loss)	(0.14)		(0.06)	(0.09	)(a)

Net gains (losses) on securities (both realized and unrealized)	5.65		(8.18)	2.96

Total from investment operations	5.51		(8.24)	2.87

Net asset value, end of period	$36.25		$30.74	$38.98

Total return(b)	17.92%		(21.14)%	7.95%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$96,047		$67,465	$62,226

Ratio of expenses to average net assets:
With expense reimbursements	2.07	%(c)	1.87%	1.23	%(d)

Without expense reimbursements	2.10	%(c)	2.21%	1.23	%(d)

Ratio of net investment income (loss) to average net assets	(0.87	)%(c)	(1.05)%	(0.48	)%(d)

Portfolio turnover rate(e)	10%		20%	27%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $87,883,222.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

F-12

NOTE 10—Financial Highlights (continued)

	Investor Class
	Six months ended September 30, 2003		Year ended March 31,				Five months ended March 31, 2000		Year ended October 31,
			2003		2002	2001			1999	1998

Net asset value, beginning of period	$30.83		$38.95		$37.13	$47.12	$43.21		$27.92	$27.21

Income from investment operations:
Net investment income (loss)	(0.05)		(0.23	)(a)	(0.03)	(0.00)	(0.13	)(a)	(0.00)	(0.00)

Net gains (losses) on securities (both realized and unrealized)	5.68		(7.89)		2.21	(3.05)	7.27		17.20	3.69

Total from investment operations	5.63		(8.12)		2.18	(3.05)	7.14		17.20	3.69

Less distributions from net realized gains	—		—		(0.36)	(6.94)	(3.23)		(1.91)	(2.98)

Net asset value, end of period	$36.46		$30.83		$38.95	$37.13	$47.12		$43.21	$27.92

Total return(b)	18.26%		(20.87)%		6.01%	(5.50)%	17.34%		65.13%	15.16%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$632,211		$536,108		$799,465	$607,428	$549,523		$443,348	$228,681

Ratio of expenses to average net assets(c)	1.50	%(d)	1.50%		1.40%	1.36%	1.28	%(e)	1.44%	1.41%

Ratio of net investment income (loss) to average net assets	(0.30	)%(d)	(0.69)%		(0.64)%	(0.51)%	(0.65	)%(e)	(0.68)%	(0.09)%

Portfolio turnover rate(f)	10%		20%		27%	28%	23%		35%	31%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	After expense reimbursements. Ratio of expenses to average net assets prior to fee expense reimbursements was 1.52% for the six months ended September 30, 2003.
(d)	Ratios are annualized and based on average daily net assets of $619,883,510.
(e)	Annualized.
(f)	Not annualized for periods less than one year.

NOTE 11—Subsequent Events

On October 21, 2003, shareholders of the Fund approved the following:

•	The election of Directors as proposed;
•	A new investment advisory agreement between A I M Advisors, Inc. (“AIM”) and the Company, under which AIM will serve as the investment advisor for the Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. (“INVESCO Institutional”), under which INVESCO Institutional will serve as sub-advisor for the Fund. These agreements will become effective in November 2003;
•	An Agreement and Plan of Reorganization (the “ISF Plan”), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware Trust.

NOTE 12—Regulatory Inquiries

As has been widely reported, the U.S. Securities & Exchange Commission (“SEC”), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. (“AIM”) in Houston and INVESCO Funds Group, Inc. (“INVESCO”) in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquires from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

F-13

OTHER INFORMATION

Directors and Officers

Board of Directors	Officers	Office of the Fund

(effective 10-21-03)

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll

Mark H. Williamson

(effective 11-05-03)

Robert H. Graham

Chairman and President

Raymond R. Cunningham

Executive Vice President

Mark H. Williamson

Executive Vice President

Kevin M. Carome

Senior Vice President and Secretary

Gary T. Crum

Senior Vice President

Dana R. Sutton

Vice President and Treasurer

Ronald L. Grooms

Vice President and Assistant Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Melville B. Cox

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046

Investment Advisor

(effective 11-25-03)

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Sub-Advisor

(effective 11-25-03)

INVESCO Institutional (N.A.), Inc.

1360 Peachtree Street, N.E., Suite 100

Atlanta, GA 30309

Transfer Agent

(effective 10-01-03)

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Counsel to the Fund

(effective 10-21-03)

Ballard Spahr

Andrews & Ingersoll, LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Counsel to the Directors

(effective 10-21-03)

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Domestic Equity

AIM Aggressive Growth Fund

AIM Balanced Fund*

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Blue Chip Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Dent Demographic Trends Fund

AIM Diversified Dividend Fund1

AIM Emerging Growth Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Libra Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund

AIM Mid Cap Growth Fund

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM Premier Equity Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM Small Cap Growth Fund2

AIM Trimark Endeavor Fund

AM Trimark Small Companies Fund

AIM Weingarten Fund

INVESCO Core Equity Fund

INVESCO Dynamics Fund

INVESCO Mid-Cap Growth Fund

INVESCO Small Company Growth Fund

INVESCO S&P 500 Index Fund

INVESCO Total Return Fund*

International/Global Equity

AIM Asia Pacific Growth Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund

AIM Global Aggressive Growth Fund

AIM Global Growth Fund

AIM Global Trends Fund

AIM Global Value Fund3

AIM International Emerging Growth Fund

AIM International Growth Fund

AIM Trimark Fund

INVESCO International Core Equity Fund4

Sector Equity

AIM Global Health Care Fund

AIM Real Estate Fund

INVESCO Advantage Health Sciences Fund

INVESCO Energy Fund

INVESCO Financial Services Fund

INVESCO Gold & Precious Metals Fund

INVESCO Health Sciences Fund

INVESCO Leisure Fund

INVESCO Multi-Sector Fund

INVESCO Technology Fund

INVESCO Utilities Fund

Fixed Income

TAXABLE

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short-Term Bond Fund

AIM Total Return Bond Fund

INVESCO U.S. Government Money Fund

TAX-FREE

AIM High Income Municipal Fund

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

1Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. 2AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. 3Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. 4Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.

AIMinvestments.com                I-LEI-SAR-1

INVESCO Real Estate Opportunity Fund

September 30, 2003

Semiannual

Report to Shareholders

INVESCO Real Estate Opportunity seeks growth of capital and current income.

This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

MARKET CAPITALIZATION BREAKDOWN*

Based on total equity holdings

Source: Lipper, Inc.

TOTAL NUMBER OF HOLDINGS*	44

TOTAL NET ASSETS	$40.6 million

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

Class A Shares

Inception (3/28/02)	10.17%

1 Year	19.57

Class B Shares

Inception (3/28/02)	11.24%

1 Year	20.76

Class C Shares

Inception (2/14/00)	12.99%

1 Year	24.87

Investor Class Shares

Inception (12/31/96)	5.40%

5 Years	9.41

1 Year	26.75

Past performance cannot guarantee comparable future results. Due to significant market volatility, results of an investment made today may differ substantially from the historical performance shown. Call your financial advisor for more current performance.

FUND VS. INDEXES

Total returns 3/31/03-9/30/03

excluding sales charges

Class A Shares	24.29%

Class B Shares	23.84

Class C Shares	24.03

Investor Class Shares	24.47

S&P 500 Index	18.44

NAREIT Equity Index	23.87

Source: Lipper, Inc.

TOP 10 EQUITY HOLDINGS*

1. General Growth Properties	6.8%

2. ProLogis	6.5

3. Simon Property Group, Inc.	6.4

4. CenterPoint Properties Trust	4.4

5. Chelsea Property Group, Inc.	4.2

6. Vornado Realty Trust	4.0

7. Avalonbay Communities, Inc.	3.6

8. SL Green Realty Corp.	3.4

9. Essex Property Trust, Inc.	3.4

10. Developers Diversified Realty Corp.	3.0

TOP 10 PROPERTY TYPES*

1. Regional Malls	24.0%

2. Shopping Centers	15.9

3. Office Properties	13.9

4. Apartments	13.1

5. Industrial Properties	10.9

6. Diversified	6.7

7. Lodging-Resorts	5.5

8. Healthcare	4.6

9. Specialty Properties	1.5

10. Industrial/Office Properties	1.1

*Excludes	money market fund holdings.

The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

About information throughout this report:

☐ Unless otherwise stated, information presented here is as of 9/30/03 and is based on total net assets.

☐ INVESCO Real Estate Opportunity Fund’s performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

☐ Had the advisor not waived fees and/or reimbursed expenses, returns for Class B, Class C and Investor Class shares would have been lower.

☐ When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund’s share classes will differ due to different sales charge structures and class expenses.

☐ Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

☐ Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the appropriate prospectus. Investor Class shares are sold at net asset value, that is, without a sales charge.

☐ Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

☐ The real estate industry is highly cyclical, and the value of securities issued by companies doing business in that sector may fluctuate widely. The real estate industry—and, therefore, the performance of the fund—is highly sensitive to economic conditions, interest rates, property taxes, overbuilding, real estate values, and the changes in rental income.

☐ Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

☐ International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

☐ Portfolio turnover is greater than most funds, which may affect performance.

☐ The fund’s investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than their original cost.

☐ The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500®) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

☐ The unmanaged National Association of Real Estate Investment Trusts Equity Index (the NAREIT) tracks the performance of tax-qualified equity REITs listed on the New York Stock Exchange, the American Stock Exchange and the Nasdaq National Market System. Equity REITs have at least 75% of their gross invested book assets invested in the equity ownership of real estate.

☐ A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

For more information, please visit AIMinvestments.com.

FROM THE CHAIRMAN

DEAR SHAREHOLDER:

Welcome to AIM Investments. As you know, your fund recently held a Special Shareholders Meeting. At that meeting, following the recommendation of INVESCO and the fund’s Board of Directors, shareholders voted to merge INVESCO Real Estate Opportunity Fund with AIM Real Estate Fund. We believe that the decision to merge the funds was in the best interest of all the investors, and we are pleased to welcome you now as a shareholder of AIM Real Estate Fund. This will be the last INVESCO Real Estate Opportunity Fund report that you will receive. Going forward, you will receive AIM Real Estate Fund reports.

The reorganization is part of the overall streamlining of the various funds within the AIM Family of Funds and the INVESCO Family of Funds. INVESCO Real Estate Opportunity Fund and the AIM Real Estate Fund have similar investment objectives and strategies. With its consistent, long-term management, AIM Real Estate Fund seeks high total return by investing in real estate securities. Combining the two smaller, less efficient funds in a small category such as the real estate sector allows the combined funds to compete more effectively. On the next page, you’ll find a report on the fund’s performance during the reporting period.

While this fund merger is a key step we’ve taken in our ongoing effort to provide you with high-quality investment products and services, I would also like to address important issues that are currently affecting the mutual fund industry.

As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.

We have been conducting our own internal review of these issues. Without waiting for the results of that review, we have taken steps—implemented new policies and strengthened existing ones—to discourage excessive short-term trading. These steps include daily monitoring of trading activities; redemption fees on certain funds we believe are most likely to be vulnerable to excessive short-term trading; implementing a new exchange policy (effective on or about March 1, 2004) designed to limit excessive exchanges between funds; and employing a fair value pricing policy on certain foreign securities to discourage excessive short-term trading. In addition, we have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries.

We encourage you to visit our Web site at AIMinvestments.com for our latest views on important industry developments. We would like to thank you for your continued participation in AIM Real Estate Fund and want you to know that we remain committed to helping you build solutions for your financial goals.

Sincerely,

Robert H. Graham

Chairman and President

November 10, 2003

We have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries. Robert H. Graham

TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:

This is the semiannual report for INVESCO Real Estate Opportunity Fund for the six months ended September 30, 2003. As you can see, we have redesigned our reports as part of our recent integration with AIM Investments. Since AIM became the distributor for your INVESCO funds, we wanted to streamline our communications and make them consistent across all INVESCO and AIM funds.

For starters, we have decided to simplify the format of our semiannual reports as well as produce individual reports for each of the INVESCO funds, rather than grouping them by fund type. We hope this will enable you to go right to the information you want and need.

Semiannual reports like this one will be simplified with brief commentary in this letter, while the annual reports will continue to have the managers’ commentary in the usual longer format.

We encourage you to visit our Web site, AIMinvestments.com, for a wealth of additional information on your fund. The information available at AIMinvestments.com is timelier than the data you will find in our printed reports because posting information online can be done much more expeditiously than producing a printed report. On the Web site, you will find current manager commentary, quarterly updates, as well as the most recent performance data.

And do not forget you can sign up online for eDelivery of these reports to have your fund information delivered right to your computer.

Your fund

As shown in the table on the inside front cover, the fund outperformed the broad market as measured by the S&P 500. For the six months ended September 30, 2003, Investor Class shares returned 24.47%, compared to 18.44% for the index. Results for other share classes are shown in a table on the inside front cover.

As of September 30, 2003, the fund had most of its net assets invested in real estate investment trusts (REITs). REITs, as measured by the NAREIT, outperformed the S&P 500 for the reporting period. Portfolio managers Joe V. Rodriguez, Mark Blackburn and James Trowbridge believe the outperformance of REITs was attributable to mixed economic indicators, which made relatively safer investments, such as REITs, more attractive. For example, the nation’s gross domestic product expanded at an annualized rate of 3.3% in the second quarter of 2003, compared to 1.4% in the first quarter. However, the job market remained weak as the unemployment rate was 6.1% in September.

The strongest-performing subsectors during the reporting period included retail and lodging/resorts while the weakest-performing subsectors were specialty and office.

Holdings that performed well for the fund included Health Care Property Investors, which invests in health care-related real estate throughout the United States, and Mack-Cali Realty, a New Jersey-based office developer. However, portfolio managers considered the performance of Health Care REIT, which invests primarily in skilled-nursing and assisted-living facilities, to be disappointing.

Your goals. Our solutions.

We appreciate your continued investment in INVESCO and want you to know that we remain committed to helping you build solutions for your financial goals. If you have any questions or comments, please contact your financial advisor or call our Client Services department at 800-959-4246.

Sincerely

Ray Cunningham

President and CEO, INVESCO Funds Group, Inc.

September 30, 2003

REITs, as measured by the NAREIT, outperformed the S&P 500 for the reporting period. Ray Cunningham

FINANCIALS

Schedule of Investments

September 30, 2003

(Unaudited)

	Shares	Market Value

REAL ESTATE INVESTMENT TRUSTS & STOCKS–97.07%

Apartments–13.09%
Archstone-Smith Trust	35,300	$931,214

Avalonbay Communities, Inc.	31,500	1,474,200

Essex Property Trust, Inc.	21,900	1,373,349

Post Properties, Inc.	26,400	718,872

United Dominion Realty Trust, Inc.	44,500	814,795

		5,312,430

Diversified–6.69%
Catellus Development Corp.(a)	18,700	457,215

St. Joe Co. (The)	9,100	291,928

Trammell Crow Co.(a)	27,300	339,885

Vornado Realty Trust	33,800	1,623,752

		2,712,780

Healthcare–4.55%
Health Care Property Investors, Inc.	14,400	672,480

Health Care REIT, Inc.	14,800	456,580

Nationwide Health Properties, Inc.	10,000	174,900

Universal Health Realty Income Trust	14,200	385,530

Ventas, Inc.	9,000	154,080

		1,843,570

Industrial Properties–10.92%
CenterPoint Properties Trust	26,400	1,798,104

ProLogis	86,970	2,630,842

		4,428,946

Industrial/Office Properties–1.09%
Gladstone Commercial Corp.(a)	5,000	73,745

Liberty Property Trust	10,000	369,800

		443,545

Lodging-Resorts–5.45%
Fairmont Hotels & Resorts Inc. (Canada)	19,000	489,250

Hilton Hotels Corp.	39,300	637,446

Host Marriott Corp.(a)	46,700	501,091

LaSalle Hotel Properties–Series B, Pfd., 8.38%	3,400	84,363

Starwood Hotels & Resorts Worldwide, Inc.	14,400	501,120

		2,213,270

See Notes to Financial Statements.

	Shares	Market Value

Office Properties–13.88%
Alexandria Real Estate Equities, Inc.	22,600	$1,085,478

Boston Properties, Inc.	20,500	891,135

CarrAmerica Realty Corp.	23,900	713,415

Mack-Cali Realty Corp.	24,300	952,560

Prentiss Properties Trust	19,400	601,400

SL Green Realty Corp.	38,400	1,386,624

		5,630,612

Regional Malls–23.98%
Borealis Retail Real Estate Investment Trust (Canada)	17,700	140,886

CBL & Associates Properties, Inc.	23,900	1,192,610

General Growth Properties, Inc.	38,400	2,753,280

Macerich Co. (The)	27,800	1,049,450

Mills Corp. (The)	24,700	971,945

Rouse Co. (The)	24,300	1,013,310

Simon Property Group, Inc.	59,800	2,606,084

		9,727,565

Shopping Centers–15.89%
Chelsea Property Group, Inc.	35,500	1,700,450

Developers Diversified Realty Corp.	40,600	1,212,722

Federal Realty Investment Trust	8,000	294,880

Mid-Atlantic Realty Trust	50,400	1,058,400

New Plan Excel Realty Trust	26,500	617,450

Pan Pacific Retail Properties, Inc.	10,000	430,000

Regency Centers Corp.	30,700	1,131,295

		6,445,197

Specialty Properties–1.53%
American Financial Realty Trust	44,100	621,810

Total Real Estate Investment Trusts & Stocks (Cost $34,341,734)		39,379,725

Money Market Funds–1.33%
INVESCO Treasurer's Series Money Market Reserve Fund (Cost $537,302)(b)	537,302	537,302

TOTAL INVESTMENTS–98.40% (Cost $34,879,036)		39,917,027

OTHER ASSETS LESS LIABILITIES–1.60%		650,616

NET ASSETS–100.00%		$40,567,643

Investment Abbreviations:

Pfd. – Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment advisor.

F-1

Statement of Assets and Liabilities

September 30, 2003

(Unaudited)

Assets:
Investments, at market value (cost $34,341,734)	$39,379,725

Investments in affiliated money market funds (cost $537,302)	537,302

Receivables for:
Investments sold	474,313

Capital stock sold	23,970

Dividends	195,069

Expense reimbursements (Note 2)	17,055

Investment for deferred compensation and retirement plans	4,407

Other assets	5,146

Total assets	40,636,987

Liabilities:
Payables for:
Capital stock reacquired	30,807

Dividends	3,071

Deferred compensation and retirement plans	5,077

Accrued distribution fees	10,722

Accrued directors’ fees	1,582

Accrued operating expenses	18,085

Total liabilities	69,344

Net assets applicable to shares outstanding	$40,567,643

Net assets consist of:
Capital (par value and additional paid-in)	$42,327,921

Undistributed net investment income	65,664

Undistributed net realized gain (loss) from investment securities and foreign currencies	(6,863,933)

Unrealized appreciation of investment securities	5,037,991

$40,567,643

Net Assets:
Class A	$10,753,439

Class B	$243,809

Class C	$2,207,283

Investor Class	$27,363,112

Capital stock, $0.01 par value per share:
Class A:
Authorized	100,000,000

Outstanding	1,176,102

Class B:
Authorized	100,000,000

Outstanding	26,789

Class C:
Authorized	100,000,000

Outstanding	232,222

Investor Class:
Authorized	100,000,000

Outstanding	2,955,292

Class A:
Net asset value per share	$9.14

Offering price per share:
(Net asset value of $9.14 ÷ 94.50%)	$9.67

Class B:
Net asset value and offering price per share	$9.10

Class C:
Net asset value and offering price per share	$9.51

Investor Class:
Net asset value and offering price per share	$9.26

See Notes to Financial Statements.

F-2

Statement of Operations

For the six months ended September 30, 2003

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $409)	$683,931

Dividends from affiliated money market funds	1,925

Interest	6,953

Total investment income	692,809

Expenses:
Advisory fees	120,920

Administrative services fees	12,255

Custodian fees	11,048

Distribution fees Class A	9,465

Class B	1,152

Class C	5,876

Investor Class	31,789

Transfer agent fees Class A	2,221

Class B	307

Class C	6,367

Investor Class	127,792

Registration and filing fees	29,754

Directors’ fees	4,094

Other	32,090

Total expenses	395,130

Less: Expenses reimbursed and expense offset arrangements	(129,620)

Net expenses	265,510

Net investment income	427,299

Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain (loss) from:
Investment securities	1,922,797

Foreign currencies	(10)

1,922,787

Change in net unrealized appreciation of investment securities	4,340,909

Net gain from investment securities and foreign currencies	6,263,696

Net increase in net assets resulting from operations	$6,690,995

See Notes to Financial Statements.

F-3

Statement of Changes in Net Assets

For the six months ended September 30, 2003 and the year ended March 31, 2003

(Unaudited)

	September 30, 2003	March 31, 2003

Operations:
Net investment income	$427,299	$1,007,415

Net realized gain from investment securities and foreign currencies	1,922,787	33,309

Change in net unrealized appreciation (depreciation) of investment securities	4,340,909	(2,096,036)

Net increase (decrease) in net assets resulting from operations	6,690,995	(1,055,312)

Distributions to shareholders from net investment income:
Class A	(52,835)	(66,360)

Class B	(2,506)	(4,005)

Class C	(7,842)	(17,981)

Investor Class	(308,275)	(869,479)

Decrease in net assets resulting from distributions	(371,458)	(957,825)

Share transactions–net:
Class A	7,368,872	2,465,814

Class B	67,445	138,824

Class C	1,151,608	488,268

Investor Class	1,967,070	1,784,273

Net increase in net assets resulting from share transactions	10,554,995	4,877,179

Net increase in net assets	16,874,532	2,864,042

Net assets:
Beginning of period	23,693,111	20,829,069

End of period	$40,567,643	$23,693,111

See Notes to Financial Statements.

F-4

Notes to Financial Statements

September 30, 2003

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO Real Estate Opportunity Fund (the “Fund”) is a series portfolio of INVESCO Sector Funds, Inc. (the “Company”). Effective October 1, 2003, the name of the Company changed to AIM Sector Funds, Inc. The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund’s investment objective is to achieve capital growth and current income. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company’s officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund’s net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B.	Repurchase Agreements — Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund’s custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
C.	Securities Transactions and Investment Income —Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.
F.	Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and

F-5

sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H.	Expenses — Each Class bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses, based on the relative net assets of each Class.

NOTE 2—Advisory Fees and Other Transactions with Affiliates

The Company has entered into an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”) to serve as the Fund’s investment advisor. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at applicable rate and paid monthly. The fee is based on the annual rate of the Fund’s average net assets as follows:

Average Net Assets	Rate

First $500 million	0.75%

From $500 million to $1 billion	0.65%

From $1 billion to $2 billion	0.55%

From $2 billion to $4 billion	0.45%

From $4 billion to $6 billion	0.40%

From $6 billion to $8 billion	0.375%

Over $8 billion	0.35%

IFG has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) of Class A, Class B and Class C shares to 2.10%, 2.75% and 2.75%, respectively. IFG has voluntarily agreed to waive advisory fees and/or reimburse expenses after absorption (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) to the extent necessary to limit total annual operating expenses of Class A, Class B, Class C and Investor Class shares to 1.70%, 2.35%, 2.35% and 1.60%, respectively. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors after April 30, 2004. During the six months ended September 30, 2003, IFG reimbursed transfer agency expenses of $0, $325, $7,151 and $109,523 for Class A, Class B, Class C and Investor Class shares, respectively. During the six months ended September 30, 2003, IFG reimbursed other class specific expenses of $0, $6,068, $3,654 and $2,650 for Class A, Class B, Class C and Investor Class shares, respectively. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. At September 30, 2003, the reimbursements that may potentially be made by the Fund to IFG which will expire during the calendar year ended 2005 for Class A, Class B, Class C and Investor Class shares were $0, $147, $5,593 and $111,065, respectively and expiring during the calendar year ended 2006 for Class A, Class B, Class C and Investor Class shares were $0, $7,181, $15,772 and $172,704, respectively. During the six months ended September 30, 2003, the Fund made no reimbursements to IFG.

The Fund, pursuant to a master administrative services agreement with IFG, has agreed to pay IFG for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, IFG was paid $12,255 for such services.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay IFG a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, IFG retained $95,638 for such services.

The Company has entered into master distribution agreements with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the Fund’s average daily net assets of the Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period July 1, 2003 through September 30, 2003, the Class A, Class B, Class C and Investor Class shares paid AIM Distributors $7,272, $699, $3,946 and $16,854, respectively. Prior to July 1, 2003, INVESCO Distributors, Inc. (“IDI”) served as the Fund’s distributor in accordance with Rule 12b-1 of the 1940 Act under substantially identical terms as described for AIM Distributors above. For the period April 1, 2003 through June 30, 2003, the Class A, Class B, Class C and Investor Class shares paid IDI $2,193, $453, $1,930 and $14,935, respectively.

Front-end sales commissions and contingent deferred sales charges (“CDSC”) (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales

F-6

of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period July 1, 2003 through September 30, 2003, AIM Distributors retained $175 in front-end sales commissions from the sale of Class A shares and $0, $20 and $91 for Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period April 1, 2003 through June 30, 2003, IFG retained $401 in front-end sales commissions from the sale of Class A shares and $0, $250 and $10 for Class A, Class B and Class C shares, respectively, from CDSC imposed upon redemptions by shareholders.

Certain of the Fund’s officers and directors are also officers and directors of IFG, IDI and/or AIM Distributors.

NOTE 3— Expense Offset Arrangements

For the six months ended September 30, 2003, the Fund received reductions in custodian fees for temporarily uninvested cash of $249 under an agreement with the Custodian, which resulted in a reduction of the Fund’s total expense of $249.

NOTE 4—Directors’ Fees

Directors’ fees represent remuneration paid to each director who is not an “interested person” of IFG. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various INVESCO Funds, excluding INVESCO Variable Investments Funds, in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5—Borrowings

The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of the borrowing Fund’s total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes.

The Fund has available a committed Redemption Line of Credit Facility (“LOC”), from a consortium of national banks, to be used for temporary or emergency purposes of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. The funds which were party to the LOC were charged a commitment fee of 0.10% on the unused balance of the committed line. The LOC expires December 3, 2003.

The Fund did not borrow or lend under the interfund lending facility or borrow under the LOC during the six months ended September 30, 2003.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund’s fiscal year-end.

The Fund has a capital loss carryforward for tax purposes which expires as follows:

Expiration	Capital Loss Carryforward

March 31, 2007	$4,345,411

March 31, 2008	1,790,021

March 31, 2010	2,138,624

Total capital loss carryforward	$8,274,056

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2003 was $29,865,733 and $19,155,447, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,967,527

Aggregate unrealized (depreciation) of investment securities	(1,993)

Net unrealized appreciation of investment securities	$4,965,534

Cost of investments for tax purposes is $34,951,493.

F-7

NOTE 8—Capital Stock

The Fund currently consists of four different classes of shares: Class A shares, Class B shares, Class C shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

Changes in Shares Outstanding

	Six months ended September 30, 2003		Year ended March 31, 2003
	Shares	Amount	Shares	Amount

Sold:
Class A	934,372	$8,043,680	527,534	$4,016,740

Class B	19,267	160,246	21,438	164,213

Class C	313,164	2,811,384	417,652	3,324,794

Investor Class	1,436,299	12,043,255	5,248,092	40,930,071

Issued as reinvestment of dividends:
Class A	5,899	52,037	8,241	61,410

Class B	262	2,214	444	3,335

Class C	735	6,619	1,932	15,925

Investor Class	34,337	299,309	105,846	812,836

Reacquired:
Class A	(88,130)	(726,845)	(211,814)	(1,612,336)

Class B	(10,730)	(95,015)	(3,892)	(28,724)

Class C	(190,099)	(1,666,395)	(372,001)	(2,852,451)

Investor Class	(1,212,779)	(10,375,494)	(5,234,590)	(39,958,634)

	1,242,597	$10,554,995	508,882	$4,877,179

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30, 2003		Year ended March 31, 2003

Net asset value, beginning of period	$7.44		$7.89

Income from investment operations:
Net investment income	0.11		0.28

Net gains (losses) on securities (both realized and unrealized)	1.69		(0.39)

Total from investment operations	1.80		(0.11)

Less dividends from net investment income	(0.10)		(0.34)

Net asset value, end of period	$9.14		$7.44

Total return(a)	24.29%		(1.45)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$10,753		$2,409

Ratio of expenses to average net assets:	1.69	%(b)	1.66%

Ratio of net investment income to average net assets	2.61	%(b)	4.57%

Portfolio turnover rate(c)	62%		248%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b)	Ratios are annualized and based on average daily net assets of $5,408,393.
(c)	Not annualized for periods less than one year.

F-8

NOTE 9—Financial Highlights (continued)

	Class B
	Six months ended September 30, 2003		Year ended March 31, 2003

Net asset value, beginning of period	$7.42		$7.89

Income from investment operations:
Net investment income	0.07		0.21

Net gains (losses) on securities (both realized and unrealized)	1.69		(0.36)

Total from investment operations	1.76		(0.15)

Less dividends from net investment income	(0.08)		(0.32)

Net asset value, end of period	$9.10		$7.42

Total return(a)	23.84%		(1.94)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$244		$133

Ratio of expenses to average net assets:
With expense reimbursements	2.35	%(b)	2.36%

Without expense reimbursements	7.90	%(b)	3.73%

Ratio of net investment income to average net assets	1.95	%(b)	3.49%

Portfolio turnover rate(c)	62%		248%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b)	Ratios are annualized and based on average daily net assets of $230,518.
(c)	Not annualized for periods less than one year.

	Class C
	Six months ended September 30, 2003		Year ended March 31,			February 14, 2000 (Date sales commenced) to March 31, 2000
			2003	2002	2001

Net asset value, beginning of period	$7.73		$7.95	$7.10	$6.62	$6.58

Income from investment operations:
Net investment income	0.09		0.14	0.14	0.20	0.08

Net gains (losses) on securities (both realized and unrealized)	1.76		(0.28)	0.82	0.48	0.06

Total from investment operations	1.85		(0.14)	0.96	0.68	0.14

Less dividends from net investment income	(0.07)		(0.08)	(0.11)	(0.20)	(0.10)

Net asset value, end of period	$9.51		$7.73	$7.95	$7.10	$6.62

Total return(a)	24.03%		(1.81)%	13.69%	10.20%	2.10%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$2,207		$838	$484	$1,336	$143

Ratio of expenses to average net assets:
With expense reimbursements	2.35	%(b)	2.35%	2.37%	2.26%	1.77	%(c)

Without expense reimbursements	4.19	%(b)	3.74%	2.72%	2.26%	2.04	%(c)

Ratio of net investment income to average net assets	1.95	%(b)	3.25%	2.72%	2.90%	19.13	%(c)

Portfolio turnover rate(d)	62%		248%	196%	338%	272%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b)	Ratios are annualized and based on average daily net assets of $1,175,163.
(c)	Annualized.
(d)	Not annualized for periods less than one year.

F-9

NOTE 9—Financial Highlights (continued)

	Investor Class
	Six months ended September 30, 2003		Year ended March 31,			Eight months ended March 31, 2000		Year ended July 31, 1999
			2003	2002	2001

Net asset value, beginning of period	$7.53		$7.89	$7.12	$6.63	$6.90		$9.15

Income from investment operations:
Net investment income	0.12		0.28	0.24	0.26	0.27		0.33

Net gains (losses) on securities (both realized and unrealized)	1.72		(0.37)	0.78	0.48	(0.28)		(1.56)

Total from investment operations	1.84		(0.09)	1.02	0.74	(0.01)		(1.23)

Less distributions:
Dividends from net investment income	(0.11)		(0.27)	(0.25)	(0.25)	(0.26)		(0.34)

Distributions from net realized gains	—		—	—	—	—		(0.68)

Total distributions	(0.11)		(0.27)	(0.25)	(0.25)	(0.26)		(1.02)

Net asset value, end of period	$9.26		$7.53	$7.89	$7.12	$6.63		$6.90

Total return(a)	24.47%		(1.12)%	14.67%	11.05%	(0.03)%		(13.29)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$27,363		$20,313	$20,345	$28,546	$20,046		$17,406

Ratio of expenses to average net assets:
With expense reimbursements	1.60	%(b)	1.60%	1.61%	1.60%	1.34	%(c)	1.34%

Without expense reimbursements	2.48	%(b)	2.43%	2.25%	2.03%	2.73	%(c)	2.76%

Ratio of net investment income to average net assets	2.70	%(b)	3.92%	3.58%	3.52%	5.54	%(c)	4.23%

Portfolio turnover rate(d)	62%		248%	196%	338%	272%		697%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)	Ratios are annualized and based on average daily net assets of $25,431,258.
(c)	Annualized.
(d)	Not annualized for periods less than one year.

NOTE 10—Subsequent Events

On October 21, 2003, shareholders of the Fund approved the following:

•	The election of Directors as proposed;
•	A new investment advisory agreement between A I M Advisors, Inc. (“AIM”) and the Company, under which AIM will serve as the investment advisor for the Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. (“INVESCO Institutional”), under which INVESCO Institutional will serve as sub-advisor for the Fund. These agreements will become effective in November 2003;
•	An Agreement and Plan of Reorganization (the “ISF Plan”), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware Trust.

Also on October 21, 2003, the shareholders of the INVESCO Real Estate Opportunity Fund (the “Fund”) approved an Agreement and Plan of Reorganization (the “Plan”) pursuant to which the Fund would transfer substantially all of its assets to the AIM Real Estate Fund (the “Buying Fund”) in exchange for shares of the Buying Fund in a tax-free reorganization. The transaction is expected to become effective in November 2003.

NOTE 11—Regulatory Inquiries

As has been widely reported, the U.S. Securities & Exchange Commission (“SEC”), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. (“AIM”) in Houston and INVESCO Funds Group, Inc. (“INVESCO”) in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquires from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

F-10

OTHER INFORMATION

Directors and Officers

Board of Directors	Officers	Office of the Fund

(effective 10-21-03)

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll

Mark H. Williamson

(effective 11-05-03)

Robert H. Graham

Chairman and President

Raymond R. Cunningham

Executive Vice President

Mark H. Williamson

Executive Vice President

Kevin M. Carome

Senior Vice President and Secretary

Gary T. Crum

Senior Vice President

Dana R. Sutton

Vice President and Treasurer

Ronald L. Grooms

Vice President and Assistant Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Melville B. Cox

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046

Investment Advisor

(effective 11-25-03)

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Transfer Agent

(effective 10-01-03)

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Counsel to the Fund

(effective 10-21-03)

Ballard Spahr

Andrews & Ingersoll, LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Counsel to the Directors

(effective 10-21-03)

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Domestic Equity

AIM Aggressive Growth Fund

AIM Balanced Fund*

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Blue Chip Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Dent Demographic Trends Fund

AIM Diversified Dividend Fund1

AIM Emerging Growth Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Libra Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund

AIM Mid Cap Growth Fund

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM Premier Equity Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM Small Cap Growth Fund2

AIM Trimark Endeavor Fund

AM Trimark Small Companies Fund

AIM Weingarten Fund

INVESCO Core Equity Fund

INVESCO Dynamics Fund

INVESCO Mid-Cap Growth Fund

INVESCO Small Company Growth Fund

INVESCO S&P 500 Index Fund

INVESCO Total Return Fund*

* Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund

AIM Global Aggressive Growth Fund

AIM Global Growth Fund

AIM Global Trends Fund

AIM Global Value Fund3

AIM International Emerging Growth Fund

AIM International Growth Fund

AIM Trimark Fund

INVESCO International Core Equity Fund4

Sector Equity

AIM Global Health Care Fund

AIM Real Estate Fund

INVESCO Advantage Health Sciences Fund

INVESCO Energy Fund

INVESCO Financial Services Fund

INVESCO Gold & Precious Metals Fund

INVESCO Health Sciences Fund

INVESCO Leisure Fund

INVESCO Multi-Sector Fund

INVESCO Technology Fund

INVESCO Utilities Fund

Fixed Income

TAXABLE

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short-Term Bond Fund

AIM Total Return Bond Fund

INVESCO U.S. Government Money Fund

TAX-FREE

AIM High Income Municipal Fund

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

1Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. 2AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. 3Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. 4Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.

                I-REQ-SAR-1

INVESCO Technology Fund

September 30, 2003

Semiannual

Report to Shareholders

INVESCO Technology Fund seeks growth of capital.

Not FDIC Insured May lose value No bank guarantee	This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

HOLDINGS BY MARKET CAPITALIZATION*

Based on total equity holdings

Source: Lipper, Inc.

TOTAL NUMBER OF HOLDINGS*	117

TOTAL NET ASSETS	$2.34 billion

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

Class A Shares

Inception (3/28/02)	-	22.01%

1 Year		39.23

Class B Shares

Inception (3/28/02)	-	21.88%

1 Year		40.95

Class C Shares

Inception (2/14/00)	-	33.14%

1 Year		44.91

Class K Shares

Inception (11/30/00)	-	30.12%

1 Year		45.91

Investor Class Shares

Inception (1/19/84)		11.52%

10 Years		6.23

5 Years		-2.76

1 Year		46.53

Past performance cannot guarantee comparable future results. Due to significant market volatility, results of an investment made today may differ substantially from the historical performance shown. Call your financial advisor for more current performance.

FUND VS. INDEX

Total returns 3/31/03–9/30/03 excluding sales charges

Class A Shares	30.21%

Class B Shares	29.57

Class C Shares	29.53

Class K Shares	29.56

Investor Class Shares	29.88

S&P 500 Index	18.44

Source: Lipper, Inc.

TOP 10 EQUITY HOLDINGS*

1. Intel Corp.	4.8%

2. Cisco Systems, Inc.	4.8

3. EMC Corp.	3.2

4. Dell Inc.	2.6

5. Yahoo! Inc.	2.0

6. VERITAS Software Corp.	1.8

7. Applied Materials, Inc.	1.8

8. Network Appliance, Inc.	1.7

9. BEA Systems, Inc.	1.7

10. Texas Instruments Inc.	1.7

TOP 10 INDUSTRIES*

1. Semiconductors	21.4%

2. Communications Equipment	17.1

3. Application Software	8.6

4. Computer Storage & Peripherals	8.3

5. Systems Software	7.7

6. Semiconductor Equipment	6.0

7. Computer Hardware	5.8

8. Electronic Equipment Manufacturers	3.8

9. Internet Retail	3.7

10. Internet Software & Services	3.4

*Excludes money market fund holdings.

The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

About information throughout this report:

☐ Unless otherwise stated, information presented here is as of 9/30/03 and is based on total net assets.

☐ INVESCO Technology Fund’s performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

☐ When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund’s share classes will differ due to different sales charge structures and class expenses.

☐ Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the appropriate prospectus. Investor class shares are sold at net asset value, that is, without a sales charge.

☐ Had the advisor not waived fees and/or reimbursed expenses on Class B, Class C, and Class K shares, returns for these share classes would have been lower.

☐ Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

☐ Class K shares are available only to certain retirement plans. Please see the prospectus for more details.They are sold at net asset value, that is, without up-front sales charges. Class K share returns do not include a 0.70% contingent deferred sales charge (CDSC) that may be imposed on a total redemption of retirement plan assets within the first year.

☐ Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

☐ Investing in mid-sized companies may involve greater risks not associated with investing in more established companies.

☐ International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

☐ The value of the fund’s shares is particularly vulnerable to factors affecting the technology and science industries, such as substantial government regulations and the need for government approvals, dependency on consumer and business acceptance as new technologies evolve, and large and rapid price movements resulting from, among other things, fierce competition in these industries. Additional factors affecting the technology and science industries and the value of fund shares include rapid obsolescence of products and services, short product cycles, and aggressive pricing. Many technology companies are small and at an early state of development and, therefore, may be subject to risks such as limited product lines, markets, and financial and managerial resources.

☐ Portfolio turnover is greater than most funds, which may affect performance.

☐ The fund’s investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than their original cost.

☐ In this report, industry classifications used are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

☐ The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500®) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

☐ A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available with charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

For more information, please visit AIMinvestments.com.

FROM THE CHAIRMAN

DEAR SHAREHOLDER:

Welcome to AIM Investments. As you are no doubt aware, earlier this year your fund’s board of directors approved a recommendation to integrate the INVESCO Funds into the AIM Family of Funds. As the first step in this integration process, AIM became the U.S. distributor for your fund effective July 1, 2003. On October 1, 2003, shares of your fund became exchangeable for shares of all the other funds in the AIM Family of Funds. Finally, on October 21, 2003, the fund’s shareholders elected a new board of directors consisting of directors from both the AIM Funds and the INVESCO Funds, and approved a new investment advisory agreement under which AIM will serve as the investment advisor for your fund and a new subadvisory agreement under which INVESCO will continue to manage the fund’s investments.

It is important to note that none of these changes will affect the way your fund is managed. Your fund will continue to be managed by the same fund managers and will still pursue the same investment objective as described in the fund’s prospectus. We’re excited by the integration of AIM and INVESCO, and we believe our new structure will offer you a greater number and diversity of investment solutions to meet your individual financial needs. On the next page, you’ll find a report on the fund’s performance during the reporting period.

While these are some key steps we’ve taken in our ongoing effort to provide you with high-quality investment products and services, I would also like to address important issues that are currently affecting the mutual fund industry.

As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.

We have been conducting our own internal review of these issues. Without waiting for the results of that review, we have taken steps – implemented new policies and strengthened existing ones – to discourage excessive short-term trading. These steps include daily monitoring of trading activities; redemption fees on certain funds we believe are most likely to be vulnerable to excessive short-term trading; implementing a new exchange policy (effective on or about March 1, 2004) designed to limit excessive exchanges between funds; and employing a fair value pricing policy on certain foreign securities to discourage excessive short-term trading. In addition, we have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries.

We encourage you to visit our Web site at AIMinvestments.com for our latest views on important industry developments. We would like to thank you for your continued participation in INVESCO Technology Fund and want you to know that we remain committed to helping you build solutions for your financial goals.

Sincerely,

Robert H. Graham

Chairman and President

November 10, 2003

We have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries. Robert H. Graham

DEAR SHAREHOLDER:

This is the semiannual report for INVESCO Technology Fund for the six months ended September 30, 2003. As you can see, we’ve redesigned our reports as part of our recent integration with AIM Investments. Since AIM became the distributor for your INVESCO funds, we wanted to streamline our communications and make them consistent across all INVESCO and AIM funds.

For starters, we’ve decided to simplify the format of our semiannual reports as well as produce individual reports for each of the INVESCO funds, rather than grouping them by fund type. We hope this will enable you to go right to the information you want and need. Semiannual reports like this one will be simplified with brief commentary in this letter, while the annual reports will continue to have the managers’ commentary in the usual longer format.

We encourage you to visit our Web site, AIMinvestments.com, for a wealth of additional information on your fund. The information available at AIMinvestments.com is timelier than the data you’ll find in our printed reports because posting information online can be done much more expeditiously than producing a printed report. On the Web site, you’ll find timely manager commentary and performance data, as well as quarterly fund updates.

And don’t forget you can sign up online for eDelivery of these reports to have your fund information delivered right to your computer.

Your fund

After two difficult years, technology stocks returned to investor favor in 2003. This new-found enthusiasm for technology stocks benefited INVESCO Technology Fund, with its Investor Class shares returning 29.88% for the reporting period. For performance of other share classes, please see the table on the inside front cover. While the S&P 500 as a whole rose 18.44% for the period, boosted by signs of a rebounding economy, information technology rose by 30.95%, and was the strongest-performing sector of the S&P 500 for the six-month period ended September 30, 2003.

During the reporting period, fund managers Chris Dries, Michelle Fenton, and William R. Keithler added to the fund’s semiconductor holdings and decreased the fund’s exposure to software stocks. Fund managers believed that semiconductor stocks have a high degree of operating leverage, which means that even relatively small increases in revenue can cause a dramatic increase in profits. Fund managers were somewhat disappointed by the performance of many software stocks.

Two well-known technology stocks were among the fund’s best performers for the reporting period: Intel and Cisco. In September, Intel, the world’s largest chip maker and a leading manufacturer of computer, networking, and communications products, raised its revenue guidance for the third quarter of 2003. In August, Cisco, a worldwide leader in networking for the Internet, reported fiscal 2003 net income of $3.6 billion, up sharply from $1.9 billion for fiscal 2002.

On a negative note, stocks of higher-quality companies have generally underperformed those of unprofitable and lower-quality companies for most of the year. This detracted from fund performance as the fund generally invests in higher-quality companies in the technology sector.

Your goals. Our solutions.

We appreciate your continued investment in INVESCO and want you to know that we remain committed to helping you build solutions for your financial goals. If you have any questions or comments, please contact your financial advisor or call our Client Services department at 800-959-4246.

Sincerely,

Ray Cunningham

President and CEO, INVESCO Funds Group, Inc.

September 30, 2003

After two difficult years, technology stocks returned to investor favor in 2003. Ray Cunningham

SUPPLEMENT TO SEMIANNUAL REPORT DATED 9/30/03

INVESCO Technology Fund

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria. Performance of Institutional Class shares will differ from performance of Class A shares due to differing sales charges and class expenses.

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 9/30/03

Inception (12/21/98)	-6.12%

1 Year	47.84

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call 800-328-2234. A I M Distributors, Inc.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is prepared for institutional investor use only and may not be quoted, reproduced or shown to members of the public, nor used in written form as sales literature for public use.

AIMinvestments            I-TEC-INS-2

1

FINANCIALS

Schedule of Investments

September 30, 2003

(Unaudited)

	Shares	Market Value

DOMESTIC STOCKS & OTHER EQUITY INTERESTS–83.82%

Application Software–6.67%
BEA Systems, Inc.(a)	3,284,300	$39,575,815

Citrix Systems, Inc.(a)	88,800	1,960,704

Fair Issac Corp.	200,700	11,833,272

Intuit Inc.(a)	578,500	27,906,840

Macromedia, Inc.(a)	945,400	23,389,196

Mercury Interactive Corp.(a)	493,900	22,427,999

Siebel Systems, Inc.(a)	1,426,400	13,864,608

Synopsys, Inc.(a)	505,600	15,557,312

		156,515,746

Biotechnology–1.41%
Biotech HOLDRS Trust(a)	85,700	11,058,728

Genentech, Inc.(a)	156,300	12,525,882

Gilead Sciences, Inc.(a)	169,500	9,480,136

Ingenex, Inc.–Pfd., Series B (Acquired 09/27/94; Cost $300,000)(a)(b)(c)(d)	51,527	0

		33,064,746

Communications Equipment–13.71%
ADTRAN, Inc.(a)	180,140	11,020,965

Advanced Fibre Communications, Inc.(a)	187,800	3,938,166

Avaya Inc.(a)	1,342,300	14,631,070

Calient Networks–Series D, Pfd. (Acquired 12/08/00; Cost $13,913,578)(a)(b)(c)(d)(e)	1,925,754	0

Cisco Systems, Inc.(a)	5,722,360	111,814,933

Corning Inc.(a)	2,316,100	21,817,662

Emulex Corp.(a)	1,026,000	26,132,220

Extreme Networks, Inc.(a)	821,700	5,184,927

Foundry Networks, Inc.(a)	504,600	10,853,946

Juniper Networks, Inc.(a)	1,352,600	20,180,792

McDATA Corp.–Class A(a)	1,263,400	15,122,898

NetScreen Technologies, Inc.(a)	251,100	5,581,953

QLogic Corp.(a)	420,000	19,744,200

QUALCOMM Inc.	889,950	37,057,518

Scientific-Atlanta, Inc.	246,100	7,666,015

Sonus Networks, Inc.(a)	395,400	2,740,122

UTStarcom, Inc.(a)	250,300	7,962,043

		321,449,430

Computer Hardware–5.78%
Apple Computer, Inc.(a)	571,900	11,798,297

Dell Inc.(a)	1,797,400	60,015,186

Hewlett-Packard Co.	994,900	19,261,264

	Shares	Market Value

Computer Hardware–(Continued)
Intergraph Corp.(a)	362,700	$8,443,656

International Business Machines Corp.	408,800	36,109,304

		135,627,707

Computer Storage & Peripherals–6.61%
EMC Corp.(a)	5,926,300	74,849,169

Lexmark International, Inc.(a)	175,300	11,045,653

Network Appliance, Inc.(a)	1,974,500	40,536,485

SanDisk Corp.(a)	448,863	28,610,528

		155,041,835

Data Processing & Outsourced Services–2.13%
First Data Corp.	666,700	26,641,332

Fiserv, Inc.(a)	325,850	11,805,545

Paychex, Inc.	341,550	11,588,792

		50,035,669

Electronic Equipment Manufacturers–3.10%
Amphenol Corp.–Class A(a)	216,500	11,268,825

Jabil Circuit, Inc.(a)	856,200	22,304,010

Sanmina-SCI Corp.(a)	1,854,100	17,984,770

Solectron Corp.(a)	1,365,700	7,989,345

Thermo Electron Corp.(a)	222,200	4,821,740

Vishay Intertechnology, Inc.(a)	480,800	8,423,616

		72,792,306

Electronic Manufacturing Services–0.22%
KEMET Corp.(a)	396,100	5,046,314

Health Care Equipment–0.95%
Boston Scientific Corp.(a)	347,600	22,176,880

Home Entertainment Software–0.99%
Electronic Arts Inc.(a)	250,700	23,122,061

Internet Retail–3.68%
Amazon.com, Inc.(a)	531,900	25,722,684

eBay Inc.(a)(f)	648,500	34,701,235

InterActiveCorp.(a)	781,599	25,831,847

		86,255,766

Internet Software & Services–3.36%
VeriSign, Inc.(a)	2,419,400	32,589,318

Yahoo! Inc.(a)	1,306,700	46,231,046

		78,820,364

IT Consulting & Other Services–0.48%
Anteon International Corp.(a)	369,300	11,300,580

F-1

	Shares	Market Value

Movies & Entertainment–0.79%
AOL Time Warner Inc.(a)	1,224,100	$18,496,151

Other Diversified Financial Services–0.23%
BlueStream Ventures L.P. (Acquired 08/03/00-09/24/03; Cost $13,443,055)(a)(b)(c)(d)(g)	14,100,000	5,409,888

Semiconductor Equipment–5.35%
Applied Materials, Inc.(a)	2,362,700	42,859,378

Axcelis Technologies, Inc.(a)	442,250	3,652,985

KLA-Tencor Corp.(a)	457,900	23,536,060

Lam Research Corp.(a)	1,237,400	27,408,410

Novellus Systems, Inc.(a)	440,700	14,873,625

Teradyne, Inc.(a)	704,900	13,111,140

		125,441,598

Semiconductors–18.77%
Agere Systems Inc.–Class A(a)	1,255,100	3,853,157

Altera Corp.(a)	1,383,500	26,148,150

Analog Devices, Inc.(a)	379,000	14,409,580

Broadcom Corp.–Class A(a)	932,600	24,825,812

Cypress Semiconductor Corp.(a)	848,700	15,005,016

Fairchild Semiconductor International, Inc.(a)	204,800	3,395,584

Integrated Circuit Systems, Inc.(a)	534,800	16,065,392

Intel Corp.	4,070,400	111,976,704

International Rectifier Corp.(a)	158,100	5,919,264

Intersil Corp.–Class A	745,300	17,738,140

Linear Technology Corp.	887,800	31,792,118

LSI Logic Corp.(a)	350,100	3,147,399

Maxim Integrated Products, Inc.	824,600	32,571,700

Microchip Technology Inc.	660,700	15,817,158

National Semiconductor Corp.(a)	853,100	27,546,599

PMC-Sierra, Inc.(a)	507,300	6,691,794

Texas Instruments Inc.	1,730,800	39,462,240

Vitesse Semiconductor Corp.(a)	3,354,000	21,465,600

Xilinx, Inc.(a)	778,500	22,195,035

		440,026,442

Systems Software–7.67%
Adobe Systems Inc.	650,100	25,522,926

Computer Associates International, Inc.	695,500	18,159,505

Microsoft Corp.	1,053,700	29,282,323

Oracle Corp.(a)	2,582,100	28,971,162

Symantec Corp.(a)	551,500	34,755,530

VERITAS Software Corp.(a)	1,374,100	43,146,740

		179,838,186

	Shares	Market Value

Wireless Telecommunication Services–1.92%
AT&T Wireless Services Inc.(a)	1,553,600	$12,708,448

Nextel Communications, Inc.–Class A(a)	868,100	17,092,889

Nextel Partners, Inc.–Class A(a)	1,028,900	8,076,865

Sprint Corp. (PCS Group)(a)	1,248,700	7,155,051

		45,033,253

Total Domestic Stocks & Other Equity Interests (Cost $1,700,124,309)		1,965,494,922

FOREIGN STOCKS & OTHER EQUITY INTERESTS–13.91%

Bermuda–1.07%
Accenture Ltd.–Class A (IT Consulting & Other Services)(a)	366,600	8,189,844

Marvell Technology Group Ltd. (Semiconductors)(a)	449,300	16,961,075

		25,150,919

Canada–2.17%
Celestica Inc. (Electronic Manufacturing Services)(a)	861,200	13,658,632

Cognos, Inc. (Application Software)(a)	556,400	17,259,528

Nortel Networks Corp. (Communications Equipment)(a)	4,893,300	20,062,530

		50,980,690

Cayman Islands–1.64%
Seagate Technology (Computer Storage & Peripherals)	1,414,400	38,471,680

Finland–0.74%
Nokia Oyj–ADR (Communications Equipment)	1,120,500	17,479,800

France–1.40%
Alcatel S.A.–ADR (Communications Equipment)(a)	1,835,200	21,710,416

Business Objects S.A.–ADR (Application Software)(a)	442,200	11,032,890

		32,743,306

Israel–0.53%
Teva Pharmaceutical Industries Ltd.–ADR (Pharmaceuticals)	216,200	12,355,830

Japan–0.30%
NEC Electronics Corp. (Semiconductors) (Acquired 07/14/03-08/19/03; Cost $4.687,198)(b)	103,000	7,049,605

Netherlands–0.67%
ASML Holding N.V.–New York Shares (Semiconductor Equipment)(a)	1,190,800	15,635,204

Singapore–1.55%
Chartered Semiconductor Manufacturing Ltd.–ADR (Semiconductors)(a)	633,100	5,381,350

Flextronics International Ltd. (Electronic Manufacturing Services)(a)	2,190,300	31,058,454

		36,439,804

F-2

	Shares	Market Value

South Korea–0.65%
Samsung Electronics Co., Ltd.–GDR REGS (Electronic Equipment Manufacturers) (Acquired 04/30/02-10/11/02; Cost $12,589,603)(b)(c)	89,300	$15,247,975

Sweden–0.85%
Ericsson (LM) Telefonaktiebolaget–ADR (Communications Equipment)(a)	1,351,700	19,842,956

Taiwan–1.36%
Taiwan Semiconductor Manufacturing Co. Ltd.–ADR (Semiconductors)	2,320,906	25,135,412

United Microelectronics Corp.–ADR (Semiconductors)	1,479,334	6,671,797

		31,807,209

United Kingdom–0.98%
Amdocs Ltd. (Application Software)(a)	857,520	16,121,376

Vodafone Group PLC–ADR (Wireless Telecommunication Services)	335,200	6,787,800

		22,909,176

Total Foreign Stocks & Other Equity Interests (Cost $283,149,764)		326,114,154

	Principal Amount

CORPORATE NOTES–0.01%

Communications Equipment–0.01%
Kestrel Solutions, Sub. Notes, 5.50%, 07/15/05 (Acquired 07/20/00; Cost $2,500,000)(b)(c)(d)(h)	$2,500,000	200,000

	Number of Contracts	Exercise Price	Expiration Date	Market Value

PUT OPTIONS PURCHASED–0.09%
eBay Inc. (Internet Retail)	5,150	$53	Oct-03	$746,750

NASDAQ-100 Trust, Series 1	17,612	27	Oct-03	88,060

NASDAQ-100 Trust, Series 1	10,852	33	Oct-03	1,329,370

Total Put Options Purchased (Cost $3,152,567)				2,164,180

	Shares	Market Value

MONEY MARKET FUNDS–2.34%
INVESCO Treasurer's Series Money Market Reserve Fund (Cost $54,758,794)(i)	54,758,794	54,758,794

TOTAL INVESTMENTS–100.17% (excluding investments purchased with cash collateral from securities loaned) (Cost $2,043,685,434)		2,348,732,050

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

Money Market Funds–0.40%
INVESCO Treasurer's Series Money Market Reserve Fund(i)(j)	9,316,245	9,316,245

Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $9,316,245)		9,316,245

TOTAL INVESTMENTS–100.57% (Cost $2,053,001,679)		2,358,048,295

OTHER ASSETS LESS LIABILITIES–(0.57%)		(13,259,978)

NET ASSETS–100.00%		$2,344,788,317

Investment Abbreviations:

ADR – American Depositary Receipt
GDR – Global Depositary Receipt
HOLDRS – Holding Company Depositary Receipts
Pfd. – Preferred
REGS – Regulation S
Sub. – Subordinated

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 09/30/03 was $27,907,468, which represented 1.19% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 09/30/03 was $20,857,863 which represented 0.89% of the Fund's net assets.
(d)	Security fair valued in accordance with the procedures established by the Board of Directors.
(e)	The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the period ended September 30, 2003.
	Market Value at 03/31/03	Purchase at Cost	Sales at Cost	Change in unrealized Appr./(Depr.)	Market Value 09/30/2003	Dividend Income	Realized Gain/(Loss)

Calient Networks-Series D, Pfd.	$1,106,133	$—	$—	$(1,106,133)	$—	$—	$—
Software HOLDRS Trust	21,209,727	11,042,585	(26,110,125)	(6,142,187)	—	—	6,232,445

	$22,315,860				$—	$—	$6,232,445

(f)	A portion of this security is subject to call options written. See Note 1 Section H and Note 7.
(g)	The Fund has a remaining commitment of $9,400,000 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.
(h)	Defaulted security. Currently, the issuer is in default with respect to interest payments.
(i)	The money market fund and the Fund are affiliated by having the same investment advisor.
(j)	The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

F-3

Statement of Assets and Liabilities

September 30, 2003

(Unaudited)

Assets:
Investments, at market value (cost $1,988,926,640)*	$2,293,973,256

Investments in affiliated money market funds (cost $64,075,039)	64,075,039

Receivables for:
Investments sold	18,719,527

Capital stock sold	1,796,070

Dividends	162,730

Investment for deferred compensation and retirement plans	261,765

Other assets	253,943

Total assets	2,379,242,330

Liabilities:
Payables for:
Investments purchased	9,712,449

Capital stock reacquired	13,101,836

Options written (premiums received $773,751)	283,250

Deferred compensation and retirement plans	325,435

Collateral upon return of securities loaned	9,316,245

Accrued distribution fees	254,759

Accrued directors’ fees	17,926

Accrued transfer agent fees	1,221,240

Accrued operating expenses	220,873

Total liabilities	34,454,013

Net assets applicable to shares outstanding	$2,344,788,317

Net assets consist of:
Capital (par value and additional paid-in)	$6,298,705,045

Undistributed net investment income (loss)	(12,404,778)

Undistributed net realized gain (loss) from investment securities and option contracts	(4,247,049,067)

Unrealized appreciation of investment securities and option contracts	305,537,117

$2,344,788,317

Net Assets:
Class A	$27,458,504

Class B	$902,642

Class C	$7,572,388

Class K	$14,794,485

Investor Class	$1,096,621,373

Institutional Class	$1,197,438,925

Capital stock, $0.01 par value per share:
Class A:
Authorized	100,000,000

Outstanding	1,242,146

Class B:
Authorized	100,000,000

Outstanding	41,363

Class C:
Authorized	100,000,000

Outstanding	356,498

Class K:
Authorized	100,000,000

Outstanding	680,644

Investor Class:
Authorized	300,000,000

Outstanding	49,962,917

Institutional Class:
Authorized	300,000,000

Outstanding	52,946,838

Class A :
Net asset value per share	$22.11

Offering price per share:
(Net asset value of $22.11 ÷ 94.50%)	$23.40

Class B :
Net asset value and offering price per share	$21.82

Class C :
Net asset value and offering price per share	$21.24

Class K :
Net asset value and offering price per share	$21.74

Investor Class:
Net asset value and offering price per share	$21.95

Institutional Class:
Net asset value and offering price per share	$22.62

*	At September 30, 2003, securities with an aggregate market value of $8,734,965 were on loan to brokers.

See Notes to Financial Statements.

F-4

Statement of Operations

For the six months ended September 30, 2003

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $141,780)	$1,520,135

Dividends from affiliated money market funds	177,084

Interest	399,573

Securities lending	67,546

Total investment income	2,164,338

Expenses:
Advisory fees	6,236,636

Administrative services fees	476,164

Custodian fees	33,585

Distribution fees
Class A	11,957

Class B	3,743

Class C	36,449

Class K	70,164

Investor Class	1,302,880

Transfer agent fees
Class A	14,239

Class B	1,561

Class C	66,734

Class K	235,178

Investor Class	3,979,825

Institutional Class	1,380,801

Directors’ fees	53,856

Other	795,942

Total expenses	14,699,714

Less: Expenses reimbursed and expense offset arrangements	(362,907)

Net expenses	14,336,807

Net investment income (loss)	(12,172,469)

Realized and unrealized gain (loss) from investment securities and option contracts:
Net realized gain (loss) from:
Investment securities	(74,899,614)

Option contracts written	252,940

(74,646,674)

Change in net unrealized appreciation (depreciation) of:
Investment securities	582,376,297

Option contracts written	(323,575)

582,052,722

Net gain from investment securities and option contracts	507,406,048

Net increase in net assets resulting from operations	$495,233,579

See Notes to Financial Statements.

F-5

Statement of Changes in Net Assets

For the six months ended September 30, 2003 and the year ended March 31, 2003

(Unaudited)

	September 30, 2003	March 31, 2003

Operations:
Net investment income (loss)	$(12,172,469)	$(21,336,326)

Net realized gain (loss) from investment securities, foreign currencies and option contracts	(74,646,674)	(1,320,389,022)

Change in net unrealized appreciation (depreciation) of investment securities and option contracts	582,052,722	(37,759,941)

Net increase (decrease) in net assets resulting from operations	495,233,579	(1,379,485,289)

Share transactions–net:
Class A	21,438,794	5,181,413

Class B	206,092	558,714

Class C	229,856	(6,894,414)

Class K	(14,481,806)	8,561,545

Investor Class	(12,304,967)	(246,831,848)

Institutional Class	260,990,831	(59,659,354)

Net increase (decrease) in net assets resulting from share transactions	256,078,800	(299,083,944)

Net increase (decrease) in net assets	751,312,379	(1,678,569,233)

Net assets:
Beginning of period	1,593,475,938	3,272,045,171

End of period	$2,344,788,317	$1,593,475,938

Notes to Financial Statements

September 30, 2003

(Unaudited)

Note 1—Significant Accounting Policies

INVESCO Technology Fund (the “Fund”) is a series portfolio of INVESCO Sector Funds, Inc. (the “Company”). Effective October 1, 2003, the name of the Company changed to AIM Sector Funds, Inc. The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund’s investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations — Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company’s

F-6

officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund’s net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B.	Repurchase Agreements — Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund’s custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
C.	Securities Transactions and Investment Income —Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.
F.	Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
G.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H.	Covered Call Options — The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
I.	Put Options — The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

F-7

J.	Expenses — Each Class bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses, based on the relative net assets of each Class.

Note 2—Advisory Fees and Other Transactions with Affiliates

The Company has entered into an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”) to serve as the Fund’s investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at applicable rate and paid monthly. The fee is based on the annual rate of the Fund’s average net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

From $350 million to $700 million	0.65%

From $700 million to $2 billion	0.55%

From $2 billion to $4 billion	0.45%

From $4 billion to $6 billion	0.40%

From $6 billion to $8 billion	0.375%

Over $8 billion	0.35%

IFG has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) of Class A, Class B, Class C and Class K shares to 2.10%, 2.75%, 2.75% and 2.20%, respectively. IFG has voluntarily agreed to waive advisory fees and/or reimburse expenses after absorption (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) to the extent necessary to limit total annual operating expenses of Class A, Class B, Class C, Class K and Institutional Class shares to 1.50%, 2.15%, 2.15%, 2.20% and 1.15%, respectively. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors after April 30, 2004. During the six months ended September 30, 2003, IFG reimbursed transfer agency expenses of $2,169, $3,214, $62,487, $70,548, $221,520 and $0 for Class A, Class B, Class C, Class K, Investor Class and Institutional Class, respectively. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed current expense limitations and the reimbursement is made within three years after IFG incurred the expense. At September 30, 2003, the reimbursements that may potentially be made by the Fund to IFG which will expire during the calendar year ended 2005 for Class A, Class B, Class C, Class K, Investor Class and Institutional Class shares were $198, $149, $59,742, $115,202, $0 and $0, respectively and expiring during the calendar year ended 2006 for Class A, Class B, Class C, Class K, Investor Class and Institutional Class shares were $2,788, $4,092, $103,051, $86,196, $0 and $0, respectively. During the six months ended September 30, 2003, the Fund made no reimbursements to IFG.

The Fund, pursuant to a master administrative services agreement with IFG, has agreed to pay IFG for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, IFG was paid $476,164 for such services.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay IFG a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, IFG retained $4,026,609 for such services.

The Company has entered into master distribution agreements with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Class A, Class B, Class C, Class K, Investor Class and the Institutional Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class K and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.45% of the Fund’s average daily net assets of Class K shares and 0.25% of the Fund’s average daily net assets of the Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period July 1, 2003 through September 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid AIM Distributors $6,134, $2,193, $19,717, $39,349 and $696,356, respectively. Prior to July 1, 2003, INVESCO Distributors, Inc. (“IDI”) served as the Fund’s distributor in accordance with Rule 12b-1 of the 1940 Act under substantially identical terms as described for AIM Distributors above. For the period April 1, 2003 through June 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid IDI $5,823, $1,550, $16,732, $30,815 and $606,524, respectively.

Front-end sales commissions and contingent deferred sales charges (“CDSC”) (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period July 1, 2003 through September 30, 2003, AIM Distributors retained $3,105 in front-end sales commissions from the sale of Class A shares and $1, $100, $612 and $0 for Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period April 1, 2003 through June 30, 2003, IFG retained $1,341 in front-end sales commissions from the sale of Class A shares and $0, $29, $536 and $0 for Class A, Class B, Class C and Class K shares, respectively, from CDSC imposed upon redemptions by shareholders.

Certain of the Fund’s officers and directors are also officers and directors of IFG, IDI and/or AIM Distributors.

Note 3—Expense Offset Arrangements

For the six months ended September 30, 2003, the Fund received reductions in custodian fees for temporarily uninvested cash of $2,968 under an agreement with the Custodian, which resulted in a reduction of the Fund’s total expenses of $2,968.

Note 4—Directors’ Fees

Directors’ fees represent remuneration paid to each director who is not an “interested person” of IFG. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various INVESCO Funds, in which all or part of their deferral accounts shall be deemed to be invested.

F-8

Note 5—Portfolio Securities Loaned

The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer’s Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

At September 30, 2003, securities with an aggregate value of $8,734,965 were on loan to brokers. The loans were secured by cash collateral of $9,316,245 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended September 30, 2003, the Fund received fees of $67,546 for securities lending.

Note 6—Borrowings

The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of the borrowing Fund’s total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended September 30, 2003, the Fund had average daily borrowings of $19,120 with a weighted average interest rate of 1.52% and interest expense of $146, and the Fund had average daily lendings of $1,097,732 with a weighted average interest rate of 1.32% and interest income of $7,242.

The Fund has available a committed Redemption Line of Credit Facility (“LOC”), from a consortium of national banks, to be used for temporary or emergency purposes of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. The funds which were party to the LOC were charged a commitment fee of 0.10% on the unused balance of the committed line. The Fund did not borrow under the LOC during the six months ended September 30, 2003. The LOC expires December 3, 2003.

Note 7—Call Option Contracts

Transactions During the Period

	Call Option Contracts
	Number of Contracts	Premiums Received

Beginning of period	6,539	$928,509

Written	23,065	3,238,783

Closed	(24,454)	(3,393,541)

End of period	5,150	$773,751

Open Call Options Written at Period End

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	September 30, 2003 Market Value	Unrealized Appreciation

eBay Inc.	Oct-03	$58	5,150	$773,751	$283,250	$490,501

Note 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund’s fiscal year-end.

The Fund has a capital loss carryforward for tax purposes which expires as follows:

Expiration	Capital Loss Carryforward

March 31, 2009	$222,867,413

March 31, 2010	2,017,574,790

March 31, 2011	1,550,739,935

Total capital loss carryforward	$3,791,182,138

Note 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2003 was $1,368,021,164 and $1,069,541,765, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$339,769,190

Aggregate unrealized (depreciation) of investment securities	(85,695,833)

Net unrealized appreciation of investment securities	$254,073,357

Cost of investments for tax purposes is $2,103,974,938.

F-9

Note 10—Capital Stock

The Fund currently consists of six different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares, Investor Class shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares, Investor Class shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

Changes in Shares Outstanding

	Six months ended September 30, 2003		Year ended March 31, 2003
	Shares	Amount	Shares	Amount

Sold:
Class A*	3,271,774	$66,832,472	2,174,042	$39,607,123

Class B*	11,393	238,656	44,687	784,386

Class C	501,235	10,137,473	788,820	16,773,376

Class K	635,140	12,778,642	920,699	18,036,725

Investor Class	29,025,403	584,309,335	224,764,422	4,495,198,217

Institutional Class	16,893,036	361,152,459	19,889,258	400,830,100

Reacquired:
Class A*	(2,292,269)	(45,393,678)	(1,911,401)	(34,425,710)

Class B*	(1,616)	(32,564)	(13,101)	(225,672)

Class C	(496,146)	(9,907,617)	(1,073,531)	(23,667,790)

Class K	(1,275,206)	(27,260,448)	(498,359)	(9,475,180)

Investor Class	(29,573,409)	(596,614,302)	(235,589,807)	(4,742,030,065)

Institutional Class	(4,716,854)	(100,161,628)	(23,113,782)	(460,489,454)

	11,982,481	$256,078,800	(13,618,053)	$(299,083,944)

F-10

Note 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30, 2003		Year ended March 31, 2003

Net asset value, beginning of period	$16.98		$30.41

Income from investment operations:
Net investment income (loss)	(0.13	)(a)	(0.20	)(a)

Net gains (losses) on securities (both realized and unrealized)	5.26		(13.23)

Total from investment operations	5.13		(13.43)

Net asset value, end of period	$22.11		$16.98

Total return(b)	30.21%		(44.16)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$27,459		$4,460

Ratio of expenses to average net assets:
With expense reimbursements	1.50	%(c)	1.47%

Without expense reimbursements	1.56	%(c)	1.51%

Ratio of net investment income (loss) to average net assets	(1.29	)%(c)	(1.12)%

Portfolio turnover rate(d)	54%		107%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $6,832,377.
(d)	Not annualized for periods less than one year.

	Class B
	Six months ended September 30, 2003		Year ended March 31, 2003

Net asset value, beginning of period	$16.84		$30.41

Income from investment operations:
Net investment income (loss)	(0.20	)(a)	(0.27	)(a)

Net gains (losses) on securities (both realized and unrealized)	5.18		(13.30)

Total from investment operations	4.98		(13.57)

Net asset value, end of period	$21.82		$16.84

Total return(b)	29.57%		(44.62)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$903		$532

Ratio of expenses to average net assets:
With expense reimbursements	2.15	%(c)	2.15%

Without expense reimbursements	3.01	%(c)	2.74%

Ratio of net investment income (loss) to average net assets	(1.94	)%(c)	(1.71)%

Portfolio turnover rate(d)	54%		107%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $748,534.
(d)	Not annualized for periods less than one year.

F-11

Note 11—Financial Highlights (continued)

	Class C
	Six months ended September 30, 2003		Year ended March 31,			February 14, 2000 (Date sales commenced) to March 31, 2000
			2003	2002	2001

Net asset value, beginning of period	$16.39		$29.73	$35.22	$101.85	$95.51

Income from investment operations:
Net investment income (loss)	(0.19	)(a)	(0.62)	(0.22)	(0.18)	(0.15	)(a)

Net gains (losses) on securities (both realized and unrealized)	5.04		(12.72)	(5.27)	(63.81)	6.49

Total from investment operations	4.85		(13.34)	(5.49)	(63.99)	6.34

Less distributions from net realized gains	—		—	—	(2.64)	—

Net asset value, end of period	$21.24		$16.39	$29.73	$35.22	$101.85

Total return(b)	29.59%		(44.87)%	(15.59)%	(63.89)%	6.63%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$7,572		$5,759	$18,910	$15,919	$2,970

Ratio of expenses to average net assets:
With expense reimbursements	2.12	%(c)	2.69%	2.54%	1.86%	1.45	%(d)

Without expense reimbursements	3.83	%(c)	3.95%	2.54%	1.86%	1.45	%(d)

Ratio of net investment income (loss) to average net assets	(1.91	)%(c)	(2.39)%	(2.26)%	(1.30)%	(1.03	)%(d)

Portfolio turnover rate(e)	54%		107%	79%	85%	28%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $7,289,871.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

F-12

Note 11—Financial Highlights (continued)

	Class K
	Six months ended September 30, 2003		Year ended March 31,			November 30, 2000 (Date sales commenced) to March 31, 2001
			2003	2002

Net asset value, beginning of period	$16.78		$30.22	$35.09		$60.01

Income from investment operations:
Net investment income (loss)	(0.20	)(a)	(0.07)	(0.27	)(a)	(0.82)

Net gains (losses) on securities (both realized and unrealized)	5.16		(13.37)	(4.60)		(24.10)

Total from investment operations	4.96		(13.44)	(4.87)		(24.92)

Net asset value, end of period	$21.74		$16.78	$30.22		$35.09

Total return(b)	29.56%		(44.47)%	(13.85)%		(41.54)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$14,794		$22,156	$27,147		$1

Ratio of expenses to average net assets:
With expense reimbursements	2.20	%(c)	1.88%	1.28%		5.18	%(d)

Without expense reimbursements	2.65	%(c)	2.49%	1.28%		5.18	%(d)

Ratio of net investment income (loss) to average net assets	(1.99	)%(c)	(1.55)%	(1.15)%		(4.67	)%(d)

Portfolio turnover rate(e)	54%		107%	79%		85%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $31,184,099.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

	Investor Class
	Six months ended September 30, 2003		Year ended March 31,			Five months ended March 31, 2000		Year ended October 31,
			2003	2002	2001			1999	1998

Net asset value, beginning of period	$16.90		$30.41	$35.60	$101.92	$58.17		$28.07	$35.97

Income from investment operations:
Net investment income (loss)	(0.16	)(a)	(0.14)	(0.08)	(0.10)	(0.03)		(0.07)	(0.00)

Net gains (losses) on securities (both realized and unrealized)	5.21		(13.37)	(5.11)	(63.58)	47.69		30.17	(1.45)

Total from investment operations	5.05		(13.51)	(5.19)	(63.68)	47.66		30.10	(1.45)

Less distributions from net realized gains	—		—	—	(2.64)	(3.91)		—	(6.45)

Net asset value, end of period	$21.95		$16.90	$30.41	$35.60	$101.92		$58.17	$28.07

Total return(b)	29.88%		(44.43)%	(14.58)%	(63.54)%	85.87%		107.23%	(2.47)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$1,096,621		$853,530	$1,865,251	$2,181,879	$5,034,087		$2,081,613	$1,008,771

Ratio of expenses to average net assets(c)	1.75	%(d)	1.77%	1.37%	0.98%	0.88	%(e)	1.20%	1.17%

Ratio of net investment income (loss) to average net assets	(1.54	)%(d)	(1.46)%	(1.08)%	(0.47)%	(0.48	)%(e)	(0.79)%	(0.49)%

Portfolio turnover rate(f)	54%		107%	79%	85%	28%		143%	178%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	After expense reimbursements. Ratio prior to expense reimbursements for the six months ended September 30, 2003 was 1.79%.
(d)	Ratios are annualized and based on average daily net assets of $1,042,304,101.
(e)	Annualized.
(f)	Not annualized for periods less than one year.

F-13

Note 11—Financial Highlights (continued)

	Institutional Class
	Six months ended September 30, 2003		Year ended March 31,					Five months ended March 31, 2000		December 21, 1998 (Date sales commenced) to October 31, 1999
			2003		2002		2001

Net asset value, beginning of period	$17.34		$30.93		$35.98		$102.55	$58.43		$33.85

Income from investment operations:
Net investment income (loss)	(0.08	)(a)	(0.12	)(a)	(0.16	)(a)	(0.06)	(0.04)		(0.16	)(a)

Net gains (losses) on securities (both realized and unrealized)	5.36		(13.47)		(4.89)		(63.87)	48.07		24.74

Total from investment operations	5.28		(13.59)		(5.05)		(63.93)	48.03		24.58

Less distributions from net realized gains	—		—		—		(2.64)	(3.91)		—

Net asset value, end of period	$22.62		$17.34		$30.93		$35.98	$102.55		$58.43

Total return(b)	30.45%		(43.94)%		(14.04)%		(63.39)%	86.14%		72.61%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$1,197,439		$707,040		$1,360,738		$1,396,788	$4,453,520		$951,925

Ratio of expenses to average net assets:	0.95	%(c)	0.90%		0.74%		0.58%	0.56	%(d)	0.74	%(d)

Ratio of net investment income (loss) to average net assets	(0.74	)%(c)	(0.59)%		(0.46)%		(0.08)%	(0.15	)%(d)	(0.36	)%(d)

Portfolio turnover rate(e)	54%		107%		79%		85%	28%		143%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $1,005,701,535.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

Note 12—Subsequent Events

On October 21, 2003, shareholders of the Fund approved the following:

•	The election of Directors as proposed;
•	A new investment advisory agreement between A I M Advisors, Inc. (“AIM”) and the Company, under which AIM will serve as the investment advisor for the Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. (“INVESCO Institutional”), under which INVESCO Institutional will serve as sub-advisor for the Fund. These agreements will become effective in November 2003;
•	An Agreement and Plan of Reorganization (the “ISF Plan”), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware Trust.

Also on October 28, 2003, the shareholders of the AIM Global Science & Technology Fund (the “Selling Fund A”), the AIM New Technology Fund (the “Selling Fund B”) and the INVESCO Telecommunications Fund (the “Selling Fund C”), respectively, approved an Agreement and Plan of Reorganization (the “Plan”) pursuant to which the Selling Fund A, the Selling Fund B and the Selling Fund C, respectively, would transfer substantially all of their assets to the INVESCO Technology Fund (the “Fund”) in exchange for shares of the Fund in a tax-free reorganization. The transaction is expected to become effective in November 2003.

NOTE 13—Regulatory Inquiries

As has been widely reported, the U.S. Securities & Exchange Commission (“SEC”), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. (“AIM”) in Houston and INVESCO Funds Group, Inc. (“INVESCO”) in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquires from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

F-14

OTHER INFORMATION

Directors and Officers

Board of Directors	Officers	Office of the Fund

(effective 10-21-03)

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll

Mark H. Williamson

(effective 11-05-03)

Robert H. Graham

Chairman and President

Raymond R. Cunningham

Executive Vice President

Mark H. Williamson

Executive Vice President

Kevin M. Carome

Senior Vice President and Secretary

Gary T. Crum

Senior Vice President

Dana R. Sutton

Vice President and Treasurer

Ronald L. Grooms

Vice President and Assistant Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Melville B. Cox

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046

Investment Advisor

(effective 11-25-03)

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Sub-Advisor

(effective 11-25-03)

INVESCO Institutional (N.A.), Inc.

1360 Peachtree Street, N.E., Suite 100

Atlanta, GA 30309

Transfer Agent

(effective 10-01-03)

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Counsel to the Fund

(effective 10-21-03)

Ballard Spahr

Andrews & Ingersoll, LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Counsel to the Directors

(effective 10-21-03)

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Domestic Equity

AIM Aggressive Growth Fund

AIM Balanced Fund*

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Blue Chip Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Dent Demographic Trends Fund

AIM Diversified Dividend Fund1

AIM Emerging Growth Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Libra Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund

AIM Mid Cap Growth Fund

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM Premier Equity Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM Small Cap Growth Fund2

AIM Trimark Endeavor Fund

AM Trimark Small Companies Fund

AIM Weingarten Fund

INVESCO Core Equity Fund

INVESCO Dynamics Fund

INVESCO Mid-Cap Growth Fund

INVESCO Small Company Growth Fund

INVESCO S&P 500 Index Fund

INVESCO Total Return Fund*

* Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund

AIM Global Aggressive Growth Fund

AIM Global Growth Fund

AIM Global Trends Fund

AIM Global Value Fund3

AIM International Emerging Growth Fund

AIM International Growth Fund

AIM Trimark Fund

INVESCO International Core Equity Fund4

Sector Equity

AIM Global Health Care Fund

AIM Real Estate Fund

INVESCO Advantage Health Sciences Fund

INVESCO Energy Fund

INVESCO Financial Services Fund

INVESCO Gold & Precious Metals Fund

INVESCO Health Sciences Fund

INVESCO Leisure Fund

INVESCO Multi-Sector Fund

INVESCO Technology Fund

INVESCO Utilities Fund

Fixed Income

TAXABLE

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short-Term Bond Fund

AIM Total Return Bond Fund

INVESCO U.S. Government Money Fund

TAX-FREE

AIM High Income Municipal Fund

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

1Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. 2AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. 3Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. 4Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.

AIMinvestments.com                I-TEC-SAR-1

INVESCO Telecommunications Fund

September 30, 2003

Semiannual

Report to Shareholders

INVESCO Telecommunications Fund seeks growth

of capital and current income.

Not FDIC Insured May lose value No bank guarantee	This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

MARKET CAPITALIZATION BREAKDOWN

Based on total equity holdings*

Source: Lipper, Inc.

TOTAL NUMBER OF HOLDINGS*	72

TOTAL NET ASSETS	$311.2 million

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

Class A Shares

Inception (3/28/02)	-	18.30%

1 Year		22.49

Class B Shares

Inception (3/28/00)	-	17.90%

1 Year		24.19

Class C Shares

Inception (2/14/00)	-	39.22%

1 Year		28.28

Class K Shares

Inception (11/30/00)	-	37.55%

1 Year		30.08

Investor Class Shares

Inception (7/29/94)		3.47%

5 Years		-7.71

1 Year		30.28

FUND VS. INDEX

Total returns 3/31/03-9/30/03 excluding sales charges

Class A Shares	21.72%

Class B Shares	21.17

Class C Shares	21.24

Class K Shares	21.52

Investor Class Shares	21.61

S&P 500 Index	18.44

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. Due to significant market volatility, results of an investment made today may differ substantially from the historical performance shown. Call your financial advisor for more current performance.

TOP 10 EQUITY HOLDINGS*

1. Nextel Communications, Inc.—Class A	6.2%

2. AT&T Wireless Services Inc.	4.6

3. EchoStar Communications Corp.—Class A	4.6

4. Vodafone Group PLC-ADR (United Kingdom)	4.0

5. Cisco Systems, Inc.	3.9

6. Deutsche Telekom A.G. (Germany)	2.8

7. QUALCOMM Inc.	2.7

8. CenturyTel, Inc.	2.5

9. Comcast Corp.—Class A	2.4

10. Nokia Oyj-ADR (Finland)	2.4

TOP 10 INDUSTRIES*

1. Communications Equipment	26.7%

2. Wireless Telecommunication Services	20.8

3. Integrated Telecommunication Services	19.6

4. Broadcasting & Cable TV	14.9

5. Semiconductors	4.5

6. Internet Software & Services	2.9

7. Electronic Equipment Manufacturers	1.7

8. Other Diversified Financial Services	1.7

9. Application Software	1.5

10. Movies & Entertainment	1.4

*Excludes money market fund holdings.

The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

About information throughout this report:

☐ Unless otherwise stated, information presented here is as of 9/30/03 and is based on total net assets.

☐ INVESCO Telecommunications Fund’s performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

☐ Had the advisor not waived and/or reimbursed expenses, returns would have been lower.

☐ When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund’s share classes will differ due to different sales charge structures and class expenses.

☐ Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the appropriate prospectus. Investor Class shares are sold at net asset value, that is, without a sales charge.

☐ Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

☐ Class K shares are available only to certain retirement plans. Please see the prospectus for more details. They are sold at net asset value, that is, without up-front sales charges. Class K share returns do not include a 0.70% contingent deferred sales charge (CDSC) that may be imposed on a total redemption of retirement plan assets within the first year.

☐ Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

☐ International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest more than 25% of its assets in the securities of non-U.S. companies. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

☐ The fund’s investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than their original cost.

☐ Portfolio turnover is greater than most funds, which may affect performance.

☐ Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

☐ The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500®) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

☐ A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

For more information, please visit AIMinvestments.com.

FROM THE CHAIRMAN

DEAR SHAREHOLDER:

Welcome to AIM Investments. As you know, your fund recently held a Special Shareholders Meeting. At that meeting, following the recommendation of INVESCO and the fund’s Board of Directors, shareholders voted to merge INVESCO Telecommunications Fund with INVESCO Technology Fund. We believe that the decision to merge the funds was in the best interest of all the investors, and we are pleased to welcome you now as a shareholder of INVESCO Technology Fund. This will be the last INVESCO Telecommunications Fund report that you will receive. Going forward, you will receive INVESCO Technology Fund reports.

The reorganization is part of the overall streamlining of the various funds within the AIM Family of Funds and the INVESCO Family of Funds. INVESCO Telecommunications Fund and INVESCO Technology Fund have similar investment objectives and strategies. INVESCO Technology Fund seeks capital growth by investing broadly across the technology universe, focusing on such areas as hardware, software, and semiconductors; telecommunications equipment and services; and service-oriented companies in information technology. On the next page, you’ll find a report on the fund’s performance during the reporting period.

While this fund reorganization is a key step we’ve taken in our ongoing effort to provide you with high-quality investment products and services, I would also like to address important issues that are currently affecting the mutual fund industry.

As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading in fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.

We have been conducting our own internal review of these issues. Without waiting for the results of that review, we have taken steps—implemented new policies and strengthened existing ones—to discourage excessive short-term trading. These steps include daily monitoring of trading activities; redemption fees on certain funds we believe are most likely to be vulnerable to excessive short-term trading; implementing a new exchange policy (effective on or about March 1, 2004) designed to limit excessive exchanges between funds; and employing a fair value pricing policy on certain foreign securities to discourage excessive short-term trading. In addition, we have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries.

We encourage you to visit our Web site at AIMinvestments.com for our latest views on important industry developments. We would like to thank you for your continued participation in INVESCO Technology Fund and want you to know that we remain committed to helping you build solutions for your financial goals.

Sincerely,

Robert H. Graham

Chairman and President

November 10, 2003

We have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries. Robert H. Graham

TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:

This is the semiannual report for INVESCO Telecommunications Fund for the six months ended September 30, 2003. As you can see, we’ve redesigned our reports as part of our recent integration with AIM Investments. Since AIM became the distributor for your INVESCO funds, we wanted to streamline our communications and make them consistent across all INVESCO and AIM funds.

For starters, we’ve decided to simplify the format of our semiannual reports as well as produce individual reports for each of the INVESCO funds, rather than grouping them by fund type. We hope this will enable you to go right to the information you want and need. Semiannual reports like this one will be simplified with brief commentary in this letter, while the annual reports will continue to have the managers’ commentary in the usual longer format.

We encourage you to visit our Web site, AIMinvestments.com, for a wealth of additional information on your fund. The information available at AIMinvestments.com is timelier than the data you’ll find in our printed reports because posting information online can be done much more expeditiously than producing a printed report. On the Web site, you’ll find current manager commentary, quarterly updates, as well as the most recent performance data.

And don’t forget you can sign up online for eDelivery of these reports to have your fund information delivered right to your computer.

Your fund

As shown in the table on the inside front cover, the fund outperformed the broad market, as measured by the S&P 500, for the reporting period. For the six-month period ended September 30, 2003, Investor Class shares returned 21.61%, compared to 18.44% for the index. Results for other share classes are shown in a table on the inside front cover.

Class A shares also outperformed the telecommunication services sector of the S&P 500, which recorded gains of 10.33% for the six months ended September 30, 2003. Portfolio manager William R. Keithler attributed the fund’s better performance to improving trends within the telecommunications sector.

Among the stocks that enhanced fund performance were Juniper Networks, a producer of Internet switching equipment, and Nortel, a leading telecommunications equipment maker. Juniper reported a third quarter profit for 2003 compared with a third quarter loss in 2002 as revenue increased 13%. Nortel benefited from positive earnings and an increase in customer business.

Another strong contributor was wireless service company Nextel. The company reported a 23% increase in operating income for the second quarter of 2003 compared with the same period last year.

Detracting from the fund’s performance was Verizon Communications, a regional telephone company. The firm recently lowered its earnings projections for the coming year.

Your goals. Our solutions.

We appreciate your continued investment in INVESCO and want you to know that we remain committed to helping you build solutions for your financial goals. If you have any questions or comments, please contact your financial advisor or call our Client Services department at 800-959-4246.

Sincerely,

Ray Cunningham

President and CEO, INVESCO Funds  Group, Inc.

September 30, 2003

… the fund outperformed the broad market, as measured by the S&P 500, for the reporting period. Ray Cunningham

FINANCIALS

Schedule of Investments

September 30, 2003

(Unaudited)

	Shares	Market Value

DOMESTIC STOCKS & OTHER INTERESTS–72.03%

Application Software–0.81%
Software HOLDRS Trust	74,700	$ 2,534,571

Broadcasting & Cable TV–14.91%
Citadel Broadcasting Co.(a)	26,300	519,688

Clear Channel Communications, Inc.	132,100	5,059,430

Comcast Corp.–Class A(a)	246,352	7,607,350

Cox Communications, Inc.–Class A(a)	173,300	5,479,746

EchoStar Communications Corp.–Class A(a)	371,200	14,205,824

Liberty Media Corp.–Class A	637,700	6,357,869

Univision Communications Inc.–Class A(a)	225,200	7,190,636

		46,420,543

Communications Equipment–18.91%
ADTRAN, Inc.	49,205	3,010,362

Advanced Fibre Communications, Inc.(a)	51,000	1,069,470

Avaya Inc.(a)	493,300	5,376,978

Calient Network, Inc.–Series D, Pfd. (Acquired 12/08/00; Cost $5,438,366)(a)(b)(c)	752,715	0

Cisco Systems, Inc.(a)	627,300	12,257,442

Comverse Technology, Inc. (a)	222,100	3,322,616

Corning Inc.(a)	791,900	7,459,698

Enterasys Networks, Inc.(a)	420,200	1,680,800

Extreme Networks, Inc.(a)	457,100	2,884,301

Foundry Networks, Inc.(a)	68,000	1,462,680

Juniper Networks, Inc.(a)(d)	271,900	4,056,748

Lucent Technologies Inc.(a)	1,701,900	3,676,104

Motorola, Inc.	126,200	1,510,614

QUALCOMM Inc.	203,700	8,482,068

Scientific–Atlanta, Inc.	38,300	1,193,045

Sonus Networks, Inc.(a)	52,500	363,825

UTStarcom, Inc.(a)	33,200	1,056,092

		58,862,843

Computer Storage & Peripherals–1.02%
SanDisk Corp.(a)	50,000	3,187,000

Electronic Equipment Manufacturers–0.45%
Symbol Technologies, Inc.	116,700	1,394,565

Integrated Telecommunication Services–10.12%
BellSouth Corp.	240,200	5,687,936

CenturyTel, Inc.	230,400	7,808,256

Commonwealth Telephone Enterprises, Inc.(a)	15,100	605,963

Qwest Communications International Inc.(a)	836,400	2,843,760

SBC Communications Inc.	238,186	5,299,638

Sprint Corp.	319,100	4,818,410

Verizon Communications Inc.	136,400	4,424,816

		31,488,779

	Shares	Market Value

Internet Retail–0.83%
eBay Inc.(a)(d)	48,000	$2,568,480

Internet Software & Services–2.85%
VeriSign, Inc.(a)	301,500	4,061,205

Yahoo! Inc.(a)	135,900	4,808,142

		8,869,347

Movies & Entertainment–1.39%
Viacom Inc.–Class B	112,600	4,312,580

Other Diversified Financial Services–1.71%
BlueStream Ventures L.P. (Acquired 08/03/00-09/24/03; Cost $13,225,538)(a)(b)(c)(e)	13,875,000	5,323,560

Semiconductors–4.45%
Agere Systems Inc.–Class A(a)	766,500	2,353,155

Semiconductor HOLDRS Trust(a)	143,400	4,932,960

Skyworks Solutions, Inc.(a)	147,400	1,341,340

Texas Instruments Inc.	152,900	3,486,120

Vitesse Semiconductor Corp.(a)	269,400	1,724,160

		13,837,735

Wireless Telecommunication Services–14.58%
American Tower Corp.–Class A(a)	373,800	3,794,070

AT&T Wireless Services Inc.(a)	1,744,300	14,268,374

Nextel Communications, Inc.–Class A(a)	975,000	19,197,750

Nextel Partners, Inc.–Class A(a)	242,700	1,905,195

Sprint Corp. (PCS Group)(a)	1,084,300	6,213,039

		45,378,428

Total Domestic Stocks & Other Interests (Cost $203,510,016)		224,178,431

FOREIGN STOCKS & OTHER EQUITY INTERESTS–25.33%

Australia–0.58%
Telstra Corp. Ltd. (Integrated Telecommunication Services)	556,900	1,799,355

Canada–2.67%
BCE Inc. (Integrated Telecommunication Services)	146,700	3,169,277

Nortel Networks Corp. (Communications Equipment)(a)	1,253,800	5,140,580

		8,309,857

Finland–2.43%
Nokia Oyj-ADR (Communications Equipment)	485,300	7,570,680

France–4.35%
Alcatel S.A.-ADR (Communications Equipment)(a)	551,400	6,523,062

France Telecom S.A. (Integrated Telecommunication Services)(a)	263,200	6,064,220

Orange S.A. (Wireless Telecommunication Services)(a)	93,800	957,487

		13,544,769

	Shares	Market Value

Germany–2.78%
Deutsche Telekom A.G. (Integrated Telecommunication Services)(a)	596,800	$8,661,062

Italy–0.52%
Telecom Italia Mobile S.p.A. (Wireless Telecommunication Services)	348,700	1,623,106

Mexico–0.99%
America Movil S.A. de C.V.-ADR (Wireless Telecommunication Services)	132,700	3,066,697

New Zealand–0.54%
Telecom Corp. of New Zealand Ltd. (Integrated Telecommunication Services)	545,700	1,676,394

Portugal–1.69%
Portugal Telecom, SGPS, S.A.-ADR (Integrated Telecommunication Services)	669,300	5,267,391

South Korea–1.72%
Samsung Electronics Co., Ltd.-GDR REGS (Electronic Equipment Manufacturers) (Acquired 10/21/02-08/15/03; Cost $3,100,864)(b)	23,500	4,012,625

SK Telecom Co., Ltd.-ADR (Wireless Telecommunication Services)	74,500	1,329,080

		5,341,705

Spain–0.91%
Telefonica, S.A. (Integrated Telecommunication Services)	239,700	2,835,489

Sweden–1.50%
Ericsson (LM) Telefonaktiebolaget-ADR (Communications Equipment)(a)	317,400	4,659,432

United Kingdom–4.65%
Amdocs Ltd. (Application Software)(a)	113,400	2,131,920

Vodafone Group PLC-ADR (Wireless Telecommunication Services)	609,971	12,351,913

		14,483,833

Total Foreign Stocks & Other Equity Interests (Cost $63,226,594)		78,839,770

	Principal Amount	Market Value

CORPORATE NOTES–0.06%

Communications Equipment–0.06%
Kestrel Solutions, Sub. Notes, 5.50%, 07/15/05 (Acquired 07/20/00; Cost $2,500,000)(b)(c)(f)	$2,500,000	$200,000

	Number of Contracts	Exercise Price	Expiration Date

PUT OPTIONS PURCHASED–0.09%
eBay Inc. (Internet Retail)	336	$52.5	Oct-03	48,720

Juniper Networks, Inc. (Communications Equipment)	1,528	12.5	Oct-03	30,560

NASDAQ-100 Trust, Series 1	2,564	27	Oct-03	12,820

NASDAQ-100 Trust, Series 1	1,455	33	Oct-03	178,237

Total Put Options Purchased (Cost $588,275)				270,337

	Shares

MONEY MARKET FUNDS–0.83%
INVESCO Treasurer’s Series Money Market Reserve Fund (Cost $2,591,245)(g)	2,591,245	2,591,245

TOTAL INVESTMENTS–98.34% (excluding investments purchased with cash collateral from securities loaned) (Cost $272,416,130)		306,079,783

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED

Money Market Funds–2.83%
INVESCO Treasurer's Series Money Market Reserve Fund(g)(h)	8,800,132	8,800,132

Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $8,800,132)		8,800,132

TOTAL INVESTMENTS–101.17% (Cost $281,216,262)		314,879,915

OTHER ASSETS LESS LIABILITIES–(1.17%)		(3,635,867)

NET ASSETS–100.00%		$311,244,048

Investment Abbreviations:

ADR – American Depositary Receipt
GDR – Global Depositary Receipt
HOLDRS– Holding Company Receipts
Pfd. – Preferred
REGS – Regulation S
Sub. –Subordinated

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 09/30/03 was $9,536,185, which represented 3.06% of the Fund's net assets. These securities are considered to be illiquid.
(c)	Security fair valued in accordance with the procedures established by the Board of Directors.
(d)	A portion of this security is subject to call options written. See Note 1 section H and Note 7.
(e)	The Fund has a remaining commitment of $9,250,000 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.
(f)	Defaulted security. Currently, the issuer is in default with respect to interest payments.
(g)	The money market fund and the Fund are affiliated by having the same investment advisor.
(h)	The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

Statement of Assets and Liabilities

September 30, 2003

(Unaudited)

Assets:
Investments, at market value (cost $269,824,885)*	$303,488,538

Investments in affiliated money market funds (cost $11,391,377)	11,391,377

Receivables for:
Investments sold	7,427,978

Capital stock sold	201,219

Dividends	170,839

Expense reimbursements (Note 2)	305,288

Investment for deferred compensation and retirement plans	81,272

Other assets	1,060

Total assets	323,067,571

Liabilities:
Payables for:
Investments purchased	1,084,627

Capital stock reacquired	1,245,105

Amount due custodian bank	26,223

Options written (premiums received $177,300)	98,700

Deferred compensation and retirement plans	99,268

Collateral upon return of securities loaned	8,800,132

Accrued distribution fees	67,609

Accrued directors’ fees	4,175

Accrued operating expenses	397,684

Total liabilities	11,823,523

Net assets applicable to shares outstanding	$311,244,048

Net assets consist of:
Capital (par value and additional paid-in)	$1,928,542,269

Undistributed net investment income (loss)	(1,284,221)

Undistributed net realized gain (loss) from investment securities, foreign currencies and option contracts	(1,649,834,633)

Unrealized appreciation of investment securities, foreign currencies and option contracts	33,820,633

$311,244,048

Net Assets:
Class A	$449,236

Class B	$65,551

Class C	$2,522,249

Class K	$1,069,532

Investor Class	$307,137,480

Capital stock, $0.01 par value per share:
Class A:
Authorized	200,000,000

Outstanding	46,613

Class B:
Authorized	200,000,000

Outstanding	6,861

Class C:
Authorized	200,000,000

Outstanding	269,432

Class K:
Authorized	200,000,000

Outstanding	111,396

Investor Class:
Authorized	300,000,000

Outstanding	31,713,499

Class A:
Net asset value per share	$9.64

Offering price per share:
(Net asset value of $9.64 ÷ 94.50%)	$10.20

Class B:
Net asset value and offering price per share	$9.55

Class C:
Net asset value and offering price per share	$9.36

Class K:
Net asset value and offering price per share	$9.60

Investor Class:
Net asset value and offering price per share	$9.68

*	At September 30, 2003, securities with an aggregate market value of $8,338,654 were on loan to brokers.

See Notes to Financial Statements.

Statement of Operations

For the six months ended September 30, 2003

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $45,162)	$1,357,437

Dividends from affiliated money market funds	12,910

Interest	94,893

Securities lending	47,481

Total investment income	1,512,721

Expenses:
Advisory fees	1,021,359

Administrative services fees	75,709

Custodian fees	43,281

Distribution fees:
Class A	898

Class B	280

Class C	15,864

Class K	3,280

Investor Class	386,331

Transfer agent fees:
Class A	4,440

Class B	225

Class C	54,697

Class K	7,925

Investor Class	2,359,407

Printing and postage fees	502,820

Directors’ fees	12,194

Other	97,282

Total expenses	4,585,992

Less: Expenses reimbursed and expense offset arrangements	(1,855,428)

Net expenses	2,730,564

Net investment income (loss)	(1,217,843)

Realized and unrealized gain (loss) from investment securities, foreign currencies and option contracts:
Net realized gain (loss) from:
Investment securities	5,968,070

Foreign currencies	(2,247)

Option contracts written	789,591

6,755,414

Change in net unrealized appreciation (depreciation) of:
Investment securities	54,906,627

Foreign currencies	(444,103)

Option contracts written	11,369

54,473,893

Net gain from investment securities, foreign currencies and option contracts	61,229,307

Net increase in net assets resulting from operations	$60,011,464

See Notes to Financial Statements.

Statement of Changes in Net Assets

For the six months ended September 30, 2003 and the year ended March 31, 2003

(Unaudited)

	September 30, 2003	March 31, 2003

Operations:
Net investment income (loss)	$(1,217,843)	$(1,755,062)

Net realized gain (loss) from investment securities, foreign currencies and option contracts	6,755,414	(397,721,104)

Change in net unrealized appreciation of investment securities, foreign currencies and option contracts	54,473,893	209,605,999

Net increase (decrease) in net assets resulting from operations	60,011,464	(189,870,167)

Share transactions–net:
Class A	20,525	704,693

Class B	40,232	20,372

Class C	(326,656)	(6,211,658)

Class K	173,911	132,313

Investor Class	(26,818,056)	(111,857,433)

Net increase (decrease) in net assets resulting from share transactions	(26,910,044)	(117,211,713)

Net increase (decrease) in net assets	33,101,420	(307,081,880)

Net assets:
Beginning of period	278,142,628	585,224,508

End of period	$311,244,048	$278,142,628

See Notes to Financial Statements.

Notes to Financial Statements

September 30, 2003

(Unaudited)

Note 1—Significant Accounting Policies

INVESCO Telecommunications Fund (the “Fund”) is a series portfolio of INVESCO Sector Funds, Inc. (the “Company”). Effective October 1, 2003, the name of the Company changed to AIM Sector Funds, Inc. The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund’s investment objective is to achieve capital growth and current income. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company’s officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund’s net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B.	Repurchase Agreements — Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund’s custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
C.	Securities Transactions and Investment Income —Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F.	Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
G.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H.	Covered Call Options — The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
I.	Put Options — The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.
J.	Expenses — Each Class bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses, based on the relative net assets of each Class.

Note 2—Advisory Fees and Other Transactions with Affiliates

The Company has entered into an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”) to serve as the Fund’s investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at applicable rate and paid monthly. The fee is based on the annual rate of the Fund’s average net assets as follows:

Average Net Assets	Rate

First $500 million	0.65%

From $500 million to $1 billion	0.55%

From $1 billion to $2 billion	0.45%

From $2 billion to $4 billion	0.45%

From $4 billion to $6 billion	0.40%

From $6 billion to $8 billion	0.375%

Over $8 billion	0.35%

IFG has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any ) of Class A, Class B, Class C and Class K shares to 2.10%, 2.75%, 2.75% and 2.20%, respectively. IFG has voluntarily agreed to waive advisory fees and/or reimburse expenses after absorption (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expenses due to expense offset arrangements, if any ) to the extent necessary to limit total annual operating expenses of Class A, Class B, Class C, Class K and Investor Class shares to 1.85%, 2.50%, 2.50%, 1.95% and 1.75%, respectively. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors after April 30, 2004. During the six months ended September 30, 2003, IFG reimbursed transfer agency expenses of $4,308, $166, $42,732, $7,179 and $1,732,347 for Class A, Class B, Class C, Class K and Investor Class shares, respectively. During the six months ended September 30, 2003, IFG reimbursed other class specific expenses of $6,044, $7,355, $14,721, $2,257 and $0 for Class A, Class B, Class C, Class K and Investor Class shares, respectively. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed current expense limitations and the reimbursement is made within three years after IFG incurred the expense. At September 30, 2003, the reimbursements that may potentially be made by the Fund to IFG which will expire during the calendar year ended 2005 for Class A, Class B, Class C, Class K and Investor Class shares were $0, $335, $58,829, $5,605 and $2,177,742, respectively and expiring during the calendar year ended 2006 for Class A, Class B, Class C, Class K and Investor Class shares were $10,352, $8,254, $87,822, $11,853 and $2,570,560, respectively. During the six months ended September 30, 2003, the Fund made no reimbursements to IFG.

The Fund, pursuant to a master administrative services agreement with IFG, has agreed to pay IFG for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, IFG was paid $75,709 for such services.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay IFG a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, IFG retained $1,862,970 for such services.

The Company has entered into master distribution agreements with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Class A, Class B, Class C, Class K and Investor Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class K and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.45% of the Fund’s average daily net assets of Class K shares and 0.25% of the Fund’s average daily net assets of the Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period July 1, 2003 through September 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid AIM Distributors $393, $155, $7,273, $1,167 and $200,096, respectively. Prior to July 1, 2003, INVESCO Distributors, Inc. (“IDI”) served as the Fund’s distributor in accordance with Rule 12b-1 of the 1940 Act under substantially identical terms as described for AIM Distributors above. For the period April 1, 2003 through June 30, 2003, the Class A, Class B, Class C, Class K and Investor Class shares paid IDI $505, $125, $8,591, $2,113 and $186,235, respectively.

Front-end sales commissions and contingent deferred sales charges (“CDSC”) (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period July 1, 2003 through September 30, 2003, AIM Distributors retained $542 in front-end sales commissions from the sale of Class A shares and $0, $21, $139 and $0 for Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period April 1, 2003 through June 30, 2003, IFG retained $92 in front-end sales commissions from the sale of Class A shares and $0, $24, $107 and $0 for Class A, Class B, Class C and Class K shares, respectively, from CDSC imposed upon redemptions by shareholders.

Certain of the Fund’s officers and directors are also officers and directors of IFG, IDI and/or AIM Distributors.

Note 3—Expense Offset Arrangements

For the six months ended September 30, 2003, the Fund received reductions in custodian fees and expenses of $1,091 for temporarily uninvested cash and security brokerage transactions of $37,228 under an agreement with the Custodian, which resulted in a reduction of the Fund’s total expenses of $38,319.

Note 4—Directors’ Fees

Directors’ fees represent remuneration paid to each director who is not an “interested person” of IFG. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various INVESCO Funds in which all or part of their deferral accounts shall be deemed to be invested.

Note 5—Portfolio Securities Loaned

The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer’s Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

At September 30, 2003, securities with an aggregate value of $8,338,654 were on loan to brokers. The loans were secured by cash collateral of $8,800,132 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended September 30, 2003, the Fund received fees of $47,481 for securities lending.

Note 6—Borrowings

The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of the borrowing Fund’s total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended September 30, 2003, the Fund had average daily borrowings of $20,077 with a weighted average interest rate of 1.49% and incurred interest expense of $150.

The Fund has available a committed Redemption Line of Credit Facility (“LOC”), from a consortium of national banks, to be used for temporary or emergency purposes of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. The funds which were party to the LOC were charged a commitment fee of 0.10% on the unused balance of the committed line. The Fund did not borrow under the LOC during the six months ended September 30, 2003. The LOC expires December 3, 2003.

Note 7—Call Option Contracts

Transactions During the Period

	Call Option Contracts
	Number of Contracts	Premiums Received

Beginning of period	1,511	$297,659

Written	16,189	943,021

Closed	(13,423)	(992,043)

Exercised	(503)	(12,071)

Expired	(1,910)	(59,266)

End of period	1,864	$177,300

Open Call Options Written at Period End

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	September 30, 2003 Market Value	Unrealized Appreciation

eBay Inc.	Oct.-03	$57.5	336	$50,482	$18,480	$32,002

Juniper Networks, Inc.	Jan.-04	20	1,528	126,818	80,220	46,598

			1,864	$177,300	$98,700	$78,600

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund’s fiscal year-end.

The Fund has a capital loss carryforward for tax purposes which expires as follows:

Expiration	Capital Loss Carryforward

March 31, 2009	$143,489,090

March 31, 2010	759,586,704

March 31, 2011	719,327,435

Total capital loss carryforward	$1,622,403,229

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2003 was $138,719,672 and $151,388,541, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$50,278,400

Aggregate unrealized (depreciation) of investment securities	(21,056,235)

Net unrealized appreciation of investment securities	$29,222,165

Cost of investments for tax purposes is $285,657,750.

NOTE 10—Capital Stock

The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares and the Investor Class shares are sold at net asset value. Under some circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

Changes in Shares Outstanding

	Six months ended September 30, 2003		Year ended March 31, 2003
	Shares	Amount	Shares	Amount

Sold:
Class A	160,364	$1,349,593	1,088,209	$9,330,840

Class B	5,198	43,520	2,489	24,155

Class C	4,021,744	34,122,075	5,665,489	47,707,611

Class K	452,468	4,183,359	70,829	632,772

Investor Class	6,892,581	62,696,009	104,306,735	921,394,710

Reacquired:
Class A	(154,849)	(1,329,068)	(1,047,111)	(8,626,147)

Class B	(348)	(3,288)	(478)	(3,783)

Class C	(4,035,706)	(34,448,731)	(6,240,763)	(53,919,269)

Class K	(425,417)	(4,009,448)	(56,707)	(500,459)

Investor Class	(9,737,653)	(89,514,065)	(116,174,811)	(1,033,252,143)

	(2,821,618)	$(26,910,044)	(12,386,119)	$(117,211,713)

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30, 2003		Year ended March 31, 2003

Net asset value, beginning of period	$7.92		$12.36

Income from investment operations:
Net investment income (loss)	(0.04	)(a)	(0.08)

Net gains (losses) on securities (both realized and unrealized)	1.76		(4.36)

Total from investment operations	1.72		(4.44)

Net asset value, end of period	$9.64		$7.92

Total return(b)	21.72%		(35.92)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$449		$326

Ratio of expenses to average net assets:
With expense reimbursements	1.85	%(c)	1.66%

Without expense reimbursements	5.89	%(c)	1.66%

Ratio of net investment income (loss) to average net assets	(0.87	)%(c)	(0.65)%

Portfolio turnover rate(d)	48%		137%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $512,877.
(d)	Not annualized for periods less than one year.

	Class B
	Six months ended September 30, 2003		Year ended March 31, 2003

Net asset value, beginning of period	$7.89		$12.36

Income from investment operations:
Net investment income (loss)	(0.07	)(a)	(0.03)

Net gains (losses) on securities (both realized and unrealized)	1.73		(4.44)

Total from investment operations	1.66		(4.47)

Net asset value, end of period	$9.55		$7.89

Total return(b)	21.04%		(36.17)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$66		$16

Ratio of expenses to average net assets:
With expense reimbursements	2.50	%(c)	2.57%

Without expense reimbursements	29.40	%(c)	12.15%

Ratio of net investment income (loss) to average net assets	(1.52	)%(c)	(1.44)%

Portfolio turnover rate(d)	48%		137%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $55,921.
(d)	Not annualized for periods less than one year.

NOTE 11—Financial Highlights (continued)

	Class C
	Six months ended September 30, 2003		Year ended March 31,			February 14, 2000 (Date sales commenced) to March 31, 2000
			2003	2002	2001

Net asset value, beginning of period	$7.72		$12.10	$23.70	$64.37	$59.28

Income from investment operations:
Net investment income (loss)	(0.07	)(a)	(0.34)	(0.04)	(0.13)	(0.06	)(a)

Net gains (losses) on securities (both realized and unrealized)	1.71		(4.04)	(11.56)	(39.08)	5.15

Total from investment operations	1.64		(4.38)	(11.60)	(39.21)	5.09

Less distributions from net realized gains	—		—	—	(1.46)	—

Net asset value, end of period	$9.36		$7.72	$12.10	$23.70	$64.37

Total return(b)	21.24%		(36.20)%	(48.95)%	(61.69)%	8.59%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$2,522		$2,188	$10,392	$11,980	$2,530

Ratio of expenses to average net assets:
With expense reimbursements	2.50	%(c)	2.63%	2.60%	1.99%	1.49	%(d)

Without expense reimbursements	6.12	%(c)	5.76%	2.60%	1.99%	1.49	%(d)

Ratio of net investment income (loss) to average net assets	(1.52	)%(c)	(1.18)%	(1.52)%	(1.18)%	(0.86	)%(d)

Portfolio turnover rate(e)	48%		137%	91%	61%	24%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $3,172,880.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

NOTE 11—Financial Highlights (continued)

	Class K
	Six months ended September 30, 2003		Year ended March 31,			November 30, 2000 (Date sales commenced) to March 31, 2001
			2003	2002

Net asset value, beginning of period	$7.90		$12.30	$23.80		$36.43

Income from investment operations:
Net investment income (loss)	(0.04	)(a)	(0.02)	(0.15	)(a)	(0.19)

Net gains (losses) on securities (both realized and unrealized)	1.74		(4.38)	(11.35)		(12.44)

Total from investment operations	1.70		(4.40)	(11.50)		(12.63)

Net asset value, end of period	$9.60		$7.90	$12.30		$23.80

Total return(b)	21.52%		(35.77)%	(48.32)%		(34.67)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$1,070		$666	$864		$1

Ratio of expenses to average net assets:
With expense reimbursements	1.95	%(c)	2.06%	2.21%		2.30	%(d)

Without expense reimbursements	3.25	%(c)	3.30%	2.42%		3.38	%(d)

Ratio of net investment income (loss) to average net assets	(0.97	)%(c)	(0.77)%	(1.32)%		(1.52	)%(d)

Portfolio turnover rate(e)	48%		137%	91%		61%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $1,457,645.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

NOTE 11—Financial Highlights (continued)

	Investor Class
	Six months ended September 30, 2003		Year ended March 31,						Eight months ended March 31, 2000		Year ended July 31, 1999
			2003		2002		2001

Net asset value, beginning of period	$7.96		$12.36		$23.89		$64.42		$31.80		$19.60

Income from investment operations:
Net investment income (loss)	(0.04	)(a)	(0.04	)(a)	(0.11	)(a)	(0.16	)(a)	(0.10	)(a)	—

Net gains (losses) on securities (both realized and unrealized)	1.76		(4.36)		(11.42)		(38.91)		32.87		12.57

Total from investment operations	1.72		(4.40)		(11.53)		(39.07)		32.77		12.57

Less distributions from net realized gains	—		—		—		(1.46)		(0.15)		(0.37)

Net asset value, end of period	$9.68		$7.96		$12.36		$23.89		$64.42		$31.80

Total return(b)	21.61%		(35.60)%		(48.26)%		(61.42)%		103.25%		65.52%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$307,137		$274,947		$573,969		$1,486,660		$4,125,890		$1,029,256

Ratio of expenses to average net assets:
With expense reimbursements	1.75	%(c)	1.81%		1.70%		1.10%		0.99	%(d)	1.24%

Without expense reimbursements	2.87	%(c)	2.76%		1.70%		1.10%		0.99	%(d)	1.24%

Ratio of net investment income (loss) to average net assets	(0.77	)%(c)	(0.49)%		(0.57)%		(0.32)%		(0.32	)%(d)	(0.49)%

Portfolio turnover rate(e)	48%		137%		91%		61%		24%		62%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized, exclude expense offset arrangements and are based on average daily net assets of $309,064,884.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

NOTE 12—Subsequent Events

On October 21, 2003, shareholders of the Fund approved the following:

■	The election of Directors as proposed;
■	A new investment advisory agreement between A I M Advisors, Inc., (“AIM”) and the Company, under which AIM will serve as the investment advisor for the Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. (“INVESCO Institutional”), under which INVESCO Institutional will serve as sub-advisor for the Fund. These agreements will become effective in November 2003;
■	An Agreement and Plan of Reorganization (the “ISF Plan”), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware Trust.

Also on October 21, 2003, the shareholders of the INVESCO Telecommunications Fund (the “Fund”) approved an Agreement and Plan of Reorganization (the “Plan”) pursuant to which the Fund would transfer substantially all of its assets to the INVESCO Technology Fund (the “Buying Fund”) in exchange for shares of the Buying Fund in a tax-free reorganization. The transaction is expected to become effective in November 2003.

NOTE 13—Regulatory Inquires

As has been widely reported, the U.S. Securities & Exchange Commission (“SEC”), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms A I M Advisors, Inc. (“AIM”) in Houston and INVESCO Funds Group, Inc. (“INVESCO”) in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquiries from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

OTHER INFORMATION

Directors and Officers

Board of Directors	Officers	Office of the Fund

(effective 10-21-03)

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll

Mark H. Williamson

(effective 11-05-03)
Robert H. Graham

Chairman and President

Raymond R. Cunningham

Executive Vice President

Mark H. Williamson

Executive Vice President

Kevin M. Carome

Senior Vice President and Secretary

Gary T. Crum

Senior Vice President

Dana R. Sutton

Vice President and Treasurer

Ronald L. Grooms

Vice President and Assistant Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Melville B. Cox

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza
Suite 100

Houston, TX 77046

Investment Advisor

(effective 11-25-03)

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Transfer Agent

(effective 10-01-03)

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Counsel to the Fund

(effective 10-21-03)

Ballard Spahr

Andrews & Ingersoll, LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Counsel to the Directors

(effective 10-21-03)

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Domestic Equity

AIM Aggressive Growth Fund

AIM Balanced Fund*

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Blue Chip Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Dent Demographic Trends Fund

AIM Diversified Dividend Fund1

AIM Emerging Growth Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Libra Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund

AIM Mid Cap Growth Fund

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM Premier Equity Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM Small Cap Growth Fund2

AIM Trimark Endeavor Fund

AM Trimark Small Companies Fund

AIM Weingarten Fund

INVESCO Core Equity Fund

INVESCO Dynamics Fund

INVESCO Mid-Cap Growth Fund

INVESCO Small Company Growth Fund

INVESCO S&P 500 Index Fund

INVESCO Total Return Fund*

* Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund

AIM Global Aggressive Growth Fund

AIM Global Growth Fund

AIM Global Trends Fund

AIM Global Value Fund3

AIM International Emerging Growth Fund

AIM International Growth Fund

AIM Trimark Fund

INVESCO International Core Equity Fund4

Sector Equity

AIM Global Health Care Fund

AIM Real Estate Fund

INVESCO Advantage Health Sciences Fund

INVESCO Energy Fund

INVESCO Financial Services Fund

INVESCO Gold & Precious Metals Fund

INVESCO Health Sciences Fund

INVESCO Leisure Fund

INVESCO Multi-Sector Fund

INVESCO Technology Fund

INVESCO Utilities Fund

Fixed Income

TAXABLE

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short-Term Bond Fund

AIM Total Return Bond Fund

INVESCO U.S. Government Money Fund

TAX-FREE

AIM High Income Municipal Fund

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

1Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. 2AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. 3Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. 4Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.

AIMinvestments.com                 I-TEL-SAR-1

INVESCO Utilities Fund

September 30, 2003

Semiannual

Report to Shareholders

INVESCO Utilities Fund seeks capital growth and income.

This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

PORTFOLIO COMPOSITION BY INDUSTRY

TOTAL NUMBER OF HOLDINGS*	36

TOTAL NET ASSETS	$77.2 million

AVERAGE ANNUAL TOTAL RETURNS

Including sales charges

Class A Shares

Inception (3/28/02)	-10.53%

1 Year	11.15

Class B Shares

Inception (3/28/02)	-10.18%

1 Year	11.73

Class C Shares

Inception (2/14/00)	-17.25%

1 Year	15.12

Investor Class Shares

Inception (6/2/86)	7.08%

10 Years	2.96

5 Years	-4.25

1 Year	17.61

Past performance cannot guarantee comparable future results. Due to significant market volatility, results of an investment made today may differ substantially from the historical performance shown. Call your financial advisor for more current performance.

FUND VS. INDEX

Total returns 3/31/03-9/30/03

excluding sales charges

Class A Shares	13.31%

Class B Shares	12.93

Class C Shares	12.76

Investor Class Shares	13.36

S&P 500 Index	18.44

Source: Lipper, Inc.

TOP 10 EQUITY HOLDINGS*

1. Exelon Corp.	5.1%

2. Cinergy Corp.	4.8

3. Entergy Corp.	4.8

4. SCANA Corp.	4.7

5. Dominion Resources, Inc.	4.6

6. FPL Group, Inc.	4.6

7. Consolidated Edison, Inc.	4.6

8. Energy East Corp.	4.5

9. Progress Energy, Inc.	4.2

10. Public Service Enterprise Group Inc.	4.0

TOP COUNTRIES*

1. U.S.A.	93.4%

2. Spain	1.5

3. Italy	1.0

4. United Kingdom	1.0

*Excluding money market fund holdings.

The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

About information throughout this report:

☐ Unless otherwise stated, information presented here is as of 9/30/03 and is based on total net assets.

☐ Effective November 30, 2003, after the close of the reporting period, John S. Segner became the manager of the fund.

☐ INVESCO Utilities Fund’s performance figures are historical, and they reflect fund expenses, the reinvestment of distributions, and changes in net asset value.

☐ Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

☐ When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund’s share classes will differ due to different sales charge structures and class expenses.

☐ Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the appropriate prospectus. Investor Class shares are sold at net asset value, that is, without a sales charge.

☐ Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

☐ Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

☐ International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

☐ Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

☐ Portfolio turnover is greater than most funds, which may affect performance.

☐ The fund’s investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than their original cost.

☐ In this report, industry classifications used are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

☐ The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500®) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

☐ A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

For more information, please visit AIMinvestments.com.

FROM THE CHAIRMAN

DEAR SHAREHOLDER:

Welcome to AIM Investments. As you are no doubt aware, earlier this year your fund’s board of directors approved a recommendation to integrate the INVESCO Funds into the AIM Family of Funds. As the first step in this integration process, AIM became the U.S. distributor for your fund effective July 1, 2003. On October 1, 2003, shares of your fund became exchangeable for shares of all the other funds in the AIM Family of Funds. Finally, on October 21, 2003, the fund’s shareholders elected a new board of directors consisting of directors from both the AIM Funds and the INVESCO Funds, and approved a new investment advisory agreement under which AIM will serve as the investment advisor for your fund and a new subadvisory agreement under which INVESCO will continue to manage the fund’s investments.

It is important to note that none of these changes will affect the way your fund is managed. Your fund will continue to be managed by the same fund manager and will still pursue the same investment objective as described in the fund’s prospectus. We’re excited by the integration of AIM and INVESCO, and we believe our new structure will offer you a greater number and diversity of investment solutions to meet your individual financial needs. On the next page, you’ll find a report on the fund’s performance during the reporting period.

While these are some key steps we’ve taken in our ongoing effort to provide you with high-quality investment products and services, I also would like to take this opportunity to address important issues that are currently affecting the mutual fund industry.

As you may be aware, allegations that some mutual fund companies have knowingly permitted either late trading fund shares or harmful short-term trading in fund shares have led to widespread investigations of the mutual fund industry by the Securities and Exchange Commission and the New York Attorney General, among others. There have even been allegations that fund insiders have engaged in improper short-term trading in fund shares to reap personal benefit at the expense of the other shareholders of the fund. Some of the allegations involve issues that are clear cut; others are more complicated. Regardless, we recognize that the mutual fund industry is dependent on the trust of its shareholders, and accordingly, we fully support the efforts of the industry and regulators to remedy any abuses and restore investor confidence.

We have been conducting our own internal review of these issues. Without waiting for the results of that review, we have taken steps – implemented new policies and strengthened existing ones – to discourage excessive short-term trading. These steps include daily monitoring of trading activities; redemption fees on certain funds we believe are most likely to be vulnerable to excessive short-term trading; implementing a new exchange policy (effective on or about March 1, 2004) designed to limit excessive exchanges between funds; and employing a fair value pricing policy on certain foreign securities to discourage excessive short-term trading. In addition, we have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries.

We encourage you to visit our Web site at AIMinvestments.com for our latest views on important industry developments. We would like to thank you for your continued participation in INVESCO Utilities Fund and want you to know that we remain committed to helping you build solutions for your financial goals.

Sincerely,

Robert H. Graham

Chairman and President

November 10, 2003

We have never permitted late trading in fund shares and support actions that can be taken to strengthen protection of funds against late trading by intermediaries. Robert H. Graham

TO OUR SHAREHOLDERS

DEAR SHAREHOLDER:

This is the semiannual report for INVESCO Utilities Fund for the six months ended September 30, 2003. As you can see, we’ve redesigned our reports as part of our recent integration with AIM Investments. Since AIM became the distributor for your INVESCO funds, we wanted to streamline our communications and make them consistent across all INVESCO and AIM funds.

For starters, we’ve decided to simplify the format of our semiannual reports as well as produce individual reports for each of the INVESCO funds, rather than grouping them by fund type. We hope this will enable you to go right to the information you want and need. Semiannual reports like this one will be simplified with brief commentary in this letter, while the annual reports will continue to have the managers’ commentary in the usual longer format.

We encourage you to visit our Web site, AIMinvestments.com, for a wealth of additional information on your fund. The information available at AIMinvestments.com is timelier than the data you’ll find in our printed reports because posting information online can be done much more expeditiously than producing a printed report. On the Web site, you’ll find current manager commentary, quarterly updates, as well as the most recent performance data.

And don’t forget you can sign up online for eDelivery of these reports to have your fund information delivered right to your computer.

Your fund

INVESCO Utilities Fund had positive results for the six months ended September 30, 2003, with the fund’s Investor Class shares returning 13.36%. (See table on the inside front cover for other share classes’ performance.)

Due to the fund’s investment approach, which focuses on the more traditional utility stocks, the fund’s performance trailed that of the broad market as measured by the S&P 500 Index.

During the second quarter of 2003, positive contributions to fund performance came from some of the regional Bell operating companies, including BellSouth and SBC Communications, as well as PPL Corp. and some other electric utilities.

During the third quarter, gas utilities and multi-utility holdings contributed positively to the fund, while integrated telecommunications and electric utilities holdings hampered performance. The fund also did not profit from a rebound among some of the more aggressive wireless stocks during the quarter. Portfolio Manager Jeffrey G. Morris considers many such stocks unsuitable candidates for the fund because they do not exhibit the characteristics of traditional utilities, including stable cash flows and the payment of dividends.

Among the holdings that contributed the most to the fund for the six-month period as a whole was electric utility Exelon, which benefited from a solid second-quarter earnings release and an affirmation that full-year earnings should come in closer to the high end of original estimates. Other top contributors were multi-utility Energy East Corp., telecommunications service provider CenturyTel, and electric utility PPL Corp. Detractors from performance included DTE Energy and telecommunication services providers AT&T and Verizon.

Mr. Morris began adding exposure to overseas utilities companies, using the same investment criteria as applied to domestic utilities, focusing on companies with solid balance sheets, competitive dividend yields, and solid earnings power. The international utilities companies increase the investable universe of the fund and add diversity across regulatory environments. During the third quarter, Mr. Morris added a number of electric utility positions in Spain, Italy and the United Kingdom, and will continue to look abroad for attractive opportunities.

Your goals. Our solutions.

We appreciate your continued investment in INVESCO and want you to know that we remain committed to helping you build solutions for your financial goals. If you have any questions or comments, please contact your financial advisor or call our Client Services department at 800-959-4246.

Sincerely,

Ray Cunningham

President and CEO, INVESCO Funds Group, Inc.

September 30, 2003

Portfolio Manager Jeffrey G. Morris began adding exposure to overseas utilities companies, using the same investment criteria as applied to domestic utilities. Ray Cunningham

FINANCIALS

Schedule of Investments

September 30, 2003

(Unaudited)

	Shares	Market Value

COMMON STOCKS–96.90%

Diversified Metals & Mining–1.05%
Peabody Energy Corp.	25,900	$812,483

Electric Utilities–66.65%
Ameren Corp.	67,900	2,913,589

American Electric Power Co., Inc.	42,600	1,278,000

Cinergy Corp.	101,800	3,736,060

Consolidated Edison, Inc.	86,200	3,513,512

Dominion Resources, Inc.	57,200	3,540,680

DPL Inc.	70,400	1,207,360

DTE Energy Co.	20,900	771,001

Enel S.p.A. (Italy)	128,500	800,509

Entergy Corp.	68,400	3,703,860

Exelon Corp.	61,675	3,916,363

FirstEnergy Corp.	39,500	1,260,050

FPL Group, Inc.	55,600	3,513,920

Iberdrola S.A. (Spain)	46,600	785,554

Pinnacle West Capital Corp.	63,300	2,247,150

PNM Resources Inc.	38,500	1,079,540

PPL Corp.	67,000	2,743,650

Progress Energy, Inc.	72,600	3,227,796

Public Service Enterprise Group Inc.	73,800	3,099,600

Puget Energy, Inc.	112,500	2,523,375

Red Electrica de Espana (Spain)	30,800	407,820

Southern Co. (The)	102,300	2,999,436

Wisconsin Energy Corp.	26,700	816,219

Xcel Energy, Inc.	89,000	1,376,830

		51,461,874

Gas Utilities–7.67%
KeySpan Corp.	62,100	2,178,468

Kinder Morgan Management, LLC(a)	58,102	2,217,753

See Notes to Financial Statements.

	Shares	Market Value

Gas Utilities–(Continued)
NiSource Inc.	63,400	$1,266,732

Sempra Energy	8,900	261,304

		5,924,257

Integrated Telecommunication Services–8.74%
BellSouth Corp.	88,500	2,095,680

CenturyTel, Inc.	28,700	972,643

SBC Communications Inc.	65,912	1,466,542

Verizon Communications Inc.	68,096	2,209,034

		6,743,899

Multi-Utilities & Unregulated Power–10.18%
Energy East Corp.	155,200	3,481,136

National Grid Transco PLC (United Kingdom)	122,000	782,643

SCANA Corp.	105,100	3,599,675

		7,863,454

Water Utilities–2.61%
Philadelphia Suburban Corp.	83,700	2,015,496

Total Common Stocks (Cost $68,390,313)		74,821,463

MONEY MARKET FUNDS–3.10%
INVESCO Treasurer's Series Money Market Reserve Fund (Cost $2,397,581)(b)	2,397,581	2,397,581

TOTAL INVESTMENTS–100.00% (Cost $70,787,894)		77,219,044

OTHER ASSETS LESS LIABILITIES–(0.00%)		(3,478)

NET ASSETS–100.00%		$77,215,566

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment advisor.

F-1

Statement of Assets and Liabilities

September 30, 2003

(Unaudited)

Assets:
Investments, at market value (cost $68,390,313)	$74,821,463

Investments in affiliated money market funds (cost $2,397,581)	2,397,581

Receivables for:
Capital stock sold	26,033

Dividends	77,380

Expense reimbursements (Note 2)	34,536

Investment for deferred compensation and retirement plans	18,527

Other assets	36,155

Total assets	77,411,675

Liabilities:
Payables for:
Capital stock reacquired	99,875

Dividends	28,383

Deferred compensation and retirement plans	23,937

Accrued distribution fees	16,119

Accrued directors’ fees	2,085

Accrued operating expenses	25,710

Total liabilities	196,109

Net assets applicable to shares outstanding	$77,215,566

Net assets consist of:
Capital (par value and additional paid-in)	$110,934,571

Undistributed net investment income	(12,471)

Undistributed net realized gain (loss) from investment securities and foreign currencies	(40,137,684)

Unrealized appreciation of investment securities	6,431,150

$77,215,566

Net Assets:
Class A	$899,728

Class B	$215,492

Class C	$778,532

Investor Class	$75,321,814

Capital stock, $0.01 par value per share:
Class A:
Authorized	100,000,000

Outstanding	98,973

Class B:
Authorized	100,000,000

Outstanding	23,648

Class C:
Authorized	100,000,000

Outstanding	84,753

Investor Class:
Authorized	100,000,000

Outstanding	8,218,448

Class A:
Net asset value per share	$9.09

Offering price per share:
(Net asset value of $9.09 ÷ 94.50%)	$9.62

Class B:
Net asset value and offering price per share	$9.11

Class C:
Net asset value and offering price per share	$9.19

Investor Class:
Net asset value and offering price per share	$9.16

See Notes to Financial Statements.

F-2

Statement of Operations

For the six months ended September 30, 2003

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $239)	$1,583,421

Dividends from affiliated money market funds	4,974

Interest	16,021

Total investment income	1,604,416

Expenses:
Advisory fees	292,299

Administrative services fees	22,538

Custodian fees	6,165

Distribution fees:
Class A	974

Class B	1,053

Class C	4,553

Investor Class	95,195

Transfer agent fees:
Class A	1,434

Class B	285

Class C	7,109

Investor Class	286,391

Printing and postage fees	48,881

Directors’ fees	5,678

Other	44,713

Total expenses	817,268

Less: Expenses reimbursed and expense offset arrangements	(305,673)

Net expenses	511,595

Net investment income	1,092,821

Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain (loss) from:
Investment securities	387,292

Foreign currencies	(44,305)

342,987

Change in net unrealized appreciation of investment securities	8,260,794

Net gain from investment securities and foreign currencies	8,603,781

Net increase in net assets resulting from operations	$9,696,602

See Notes to Financial Statements.

F-3

Statement of Changes in Net Assets

For the six months ended September 30, 2003 and the year ended March 31, 2003

(Unaudited)

	September 30, 2003	March 31, 2003

Operations:
Net investment income	$1,092,821	$2,325,357

Net realized gain (loss) from investment securities and foreign currencies	342,987	(13,056,963)

Change in net unrealized appreciation (depreciation) of investment securities	8,260,794	(13,674,867)

Net increase (decrease) in net assets resulting from operations	9,696,602	(24,406,473)

Distributions to shareholders from net investment income:
Class A	(10,519)	(16,410)

Class B	(2,224)	(4,725)

Class C	(6,473)	(9,547)

Investor Class	(1,042,163)	(2,288,373)

Decrease in net assets resulting from distributions	(1,061,379)	(2,319,055)

Share transactions – net:
Class A	395,535	571,066

Class B	285	230,627

Class C	(49,746)	(856,635)

Investor Class	(5,823,822)	(25,538,194)

Net increase (decrease) in net assets resulting from share transactions	(5,477,748)	(25,593,136)

Net increase (decrease) in net assets	3,157,475	(52,318,664)

Net assets:
Beginning of period	74,058,091	126,376,755

End of period	$77,215,566	$74,058,091

Notes to Financial Statements

September 30, 2003

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO Utilities Fund (the “Fund”) is a series portfolio of INVESCO Sector Funds, Inc. (the “Company”). Effective October 1, 2003, the name of the Company changed to AIM Sector Funds, Inc. The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of nine separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

The Fund’s investment objective is to achieve capital growth and current income. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations — Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive

F-4

reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company’s officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund’s net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B.	Securities Transactions and Investment Income —Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.
E.	Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
F.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G.	Expenses — Each Class bears expenses incurred specifically on its behalf and, in addition, each Class bears a portion of general expenses, based on the relative net assets of each Class.

NOTE 2—Advisory Fees and Other Transactions with Affiliates

The Company has entered into an investment advisory agreement with INVESCO Funds Group, Inc. (“IFG”) to serve as the Fund’s investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at applicable rate and paid monthly. The fee is based on the annual rate of the Fund’s average net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

From $350 million to $700 million	0.65%

From $700 million to $2 billion	0.55%

From $2 billion to $4 billion	0.45%

From $4 billion to $6 billion	0.40%

From $6 billion to $8 billion	0.375%

Over $8 billion	0.35%

IFG has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) of Class A, Class B and Class C shares to 2.10%, 2.75% and 2.75%, respectively. IFG has voluntarily agreed to

F-5

waive advisory fees and/or reimburse expenses after absorption (excluding interest, taxes, brokerage commissions, extraordinary expenses and increases in expense offset arrangements, if any) to the extent necessary to limit total annual operating expenses of Class A, Class B, Class C and Investor Class shares to 1.40%, 2.05%, 2.05% and 1.30%, respectively. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors after April 30, 2004. During the six months ended September 30, 2003, IFG reimbursed transfer agency expenses of $1,360, $241, $5,560 and $268,276 for Class A, Class B, Class C and Investor Class, respectively. During the six months ended September 30, 2003, IFG reimbursed other class specific expenses of $2,783, $3,117, $5,142 and $18,946 for Class A, Class B, Class C and Investor Class, respectively. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed current expense limitations and the reimbursement is made within three years after IFG incurred the expense. At September 30, 2003, the reimbursements that may potentially be made by the Fund to IFG which will expire during the calendar year ended 2005 for Class A, Class B, Class C and Investor Class shares were $194, $193, $8,671 and $306,332, respectively and expiring during the calendar year ended 2006 for Class A, Class B, Class C and Investor Class shares were $5,045, $4,108, $15,792 and $423,889, respectively. During the six months ended September 30, 2003, the Fund made no reimbursements to IFG.

The Fund, pursuant to a master administrative services agreement with IFG, has agreed to pay IFG for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2003, IFG was paid $22,538 for such services.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay IFG a fee for providing transfer agency and shareholder services to the Fund. During the six months ended September 30, 2003, IFG retained $213,976 for such services.

The Company has entered into master distribution agreements with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the Fund’s average daily net assets of the Investor Class shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period July 1, 2003 through September 30, 2003, the Class A, Class B, Class C and Investor Class shares paid AIM Distributors $499, $534, $1,936 and $47,109, respectively. Prior to July 1, 2003, INVESCO Distributors, Inc. (“IDI”) served as the Fund’s distributor in accordance with Rule 12b-1 of the 1940 Act under substantially identical terms as described for AIM Distributors above. For the period April 1, 2003 through June 30, 2003, the Class A, Class B, Class C and Investor Class shares paid IDI $475, $519, $2,617 and $48,086, respectively.

Front-end sales commissions and contingent deferred sales charges (“CDSC”) (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period July 1, 2003 through September 30, 2003, AIM Distributors retained $875 in front-end sales commissions from the sale of Class A shares and $0, $0 and $100 for Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders. For the period April 1, 2003 through June 30, 2003, IFG retained $292 in front-end sales commissions from the sale of Class A shares and $0, $0 and $80 for Class A, Class B and Class C shares, respectively, from CDSC imposed upon redemptions by shareholders.

Certain of the Fund’s officers and directors are also officers and directors of IFG, IDI and/or AIM Distributors.

NOTE 3—Expense Offset Arrangements

For the six months ended September 30, 2003, the Fund received reductions in custodian fees for temporarily uninvested cash of $248 under an agreement with the Custodian, which resulted in a reduction of the Fund’s total expenses of $248.

NOTE 4—Directors’ Fees

Directors’ fees represent remuneration paid to each director who is not an “interested person” of IFG. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various INVESCO Funds, in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5—Portfolio Securities Loaned

The Fund has entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer’s Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

NOTE 6—Borrowings

The Fund is party to an interfund lending agreement between the Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of the borrowing Fund’s total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Fund may borrow up to 10% of its total net assets for temporary or emergency purposes. During the six months ended September 30, 2003, the Fund had average daily borrowings of $19,639 with a weighted average interest rate of 1.18% and interest expense of $116.

The Fund has available a committed Redemption Line of Credit Facility (“LOC”), from a consortium of national banks, to be used for temporary or

F-6

emergency purposes of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of the Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. The funds which were party to the LOC were charged a committment fee of 0.10% on the unused balance of the committed line. During the six months ended September 30, 2003, the Fund did not borrow under the LOC. The LOC expires December 3, 2003.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund’s fiscal year-end.

The Fund has a capital loss carryforward for tax purposes which expires as follows:

Expiration	Capital Loss Carryforward

March 31, 2010	$9,229,988

March 31, 2011	28,288,410

Total capital loss carryforward	$37,518,398

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2003 was $21,232,529 and $26,761,522, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,855,425

Aggregate unrealized (depreciation) of investment securities	(1,676,410)

Net unrealized appreciation of investment securities	$6,179,015

Cost of investments for tax purposes is $71,040,029.

NOTE 9—Capital Stock

The Fund currently consists of four different classes of shares: Class A shares, Class B shares, Class C shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

Changes in Shares Outstanding

	Six months ended September 30, 2003		Year ended March 31, 2003
	Shares	Amount	Shares	Amount
Sold:
Class A	75,915	$679,077	282,591	$2,519,233

Class B	114	1,047	27,752	263,926

Class C	683,395	6,078,908	1,261,896	11,010,192

Investor Class	3,097,912	27,917,593	12,818,438	110,818,499

Issued as reinvestment of dividends:
Class A	1,076	9,862	1,448	12,275

Class B	148	1,368	172	1,446

Class C	648	5,994	1,058	9,205

Investor Class	106,196	982,293	254,574	2,165,716

Reacquired:
Class A	(33,328)	(293,404)	(228,729)	(1,960,442)

Class B	(243)	(2,130)	(4,295)	(34,745)

Class C	(680,459)	(6,134,648)	(1,350,991)	(11,876,032)

Investor Class	(3,866,974)	(34,723,708)	(15,880,668)	(138,522,409)

	(615,600)	$(5,477,748)	(2,816,754)	$(25,593,136)

F-7

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30, 2003		Year ended March 31, 2003

Net asset value, beginning of period	$8.13		$10.66

Income from investment operations:
Net investment income	0.12	(a)	0.16

Net gains (losses) on securities (both realized and unrealized)	0.96		(2.40)

Total from investment operations	1.08		(2.24)

Less distributions from net investment income	(0.12)		(0.29)

Net asset value, end of period	$9.09		$8.13

Total return(b)	13.31%		(21.05)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$900		$450

Ratio of expenses to average net assets:
With expense reimbursements	1.40	%(c)	1.41%

Without expense reimbursements	2.64	%(c)	1.74%

Ratio of net investment income to average net assets	2.72	%(c)	2.79%

Portfolio turnover rate(d)	28%		64%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $669,409.
(d)	Not annualized for periods less than one year.

	Class B
	Six months ended September 30, 2003		Year ended March 31, 2003

Net asset value, beginning of period	$8.15		$10.66

Income from investment operations:
Net investment income	0.09	(a)	0.13

Net gains (losses) on securities (both realized and unrealized)	0.96		(2.43)

Total from investment operations	1.05		(2.30)

Less distributions from net investment income	(0.09)		(0.21)

Net asset value, end of period	$9.11		$8.15

Total return(b)	12.93%		(21.67)%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$215		$193

Ratio of expenses to average net assets:
With expense reimbursements	2.05	%(c)	2.14%

Without expense reimbursements	5.24	%(c)	2.69%

Ratio of net investment income to average net assets	2.07	%(c)	1.84%

Portfolio turnover rate(d)	28%		64%

(a)	Calculating using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $210,616.
(d)	Not annualized for periods less than one year.

F-8

NOTE 10—Financial Highlights (continued)

	Class C
	Six months ended September 30, 2003		Year ended March 31,				February 14, 2000 (Date sales commenced) to March 31, 2000
			2003	2002	2001

Net asset value, beginning of period	$8.22		$10.63	$16.08	$20.40		$19.91

Income from investment operations:
Net investment income (loss)	0.09	(a)	0.15	0.03	(0.00	)(a)	(0.01)

Net gains (losses) on securities (both realized and unrealized)	0.96		(2.47)	(5.48)	(3.22)		0.52

Total from investment operations	1.05		(2.32)	(5.45)	(3.22)		0.51

Less distributions:
Dividends from net investment income	(0.08)		(0.09)	(0.00)	(0.10)		(0.02)

Distributions from net realized gains	—		—	—	(1.00)		—

Total distributions	(0.08)		(0.09)	(0.00)	(1.10)		(0.02)

Net asset value, end of period	$9.19		$8.22	$10.63	$16.08		$20.40

Total return(b)	12.76%		(21.85)%	(33.87)%	(15.83)%		2.58%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$779		$667	$1,799	$3,579		$248

Ratio of expenses to average net assets:
With expense reimbursements	2.05	%(c)	2.05%	2.04%	2.07%		1.83	%(d)

Without expense reimbursements	4.40	(c)	3.70%	2.45%	2.11%		1.83	%(d)

Ratio of net investment income (loss) to average net assets	2.07	%(c)	1.75%	0.32%	(0.02)%		(0.32	)%(d)

Portfolio turnover rate(e)	28%		64%	56%	49%		18%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $910,546.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

F-9

NOTE 10—Financial Highlights (continued)

	Investor Class
	Six months ended September 30, 2003		Year ended March 31,			Five months ended March 31, 2000		Year ended October 31,
			2003	2002	2001			1999	1998

Net asset value, beginning of period	$8.19		$10.66	$16.20	$20.42	$17.68		$14.73	$12.42

Income from investment operations:
Net investment income	0.13	(a)	0.23	0.15	0.13	0.04		0.17	0.30

Net gains (losses) on securities (both realized and unrealized)	0.97		(2.46)	(5.54)	(3.22)	3.95		3.20	2.56

Total from investment operations	1.10		(2.23)	(5.39)	(3.09)	3.99		3.37	2.86

Less distributions:
Dividends from net investment income	(0.13)		(0.24)	(0.15)	(0.13)	(0.04)		(0.21)	(0.26)

Distributions from net realized gains	—		—	—	(1.00)	(1.21)		(0.21)	(0.29)

Total distributions	(0.13)		(0.24)	(0.15)	(1.13)	(1.25)		(0.42)	(0.55)

Net asset value, end of period	$9.16		$8.19	$10.66	$16.20	$20.42		$17.68	$14.73

Total return(b)	13.36%		(20.99)%	(33.34)%	(15.18)%	23.99%		23.22%	23.44%

Ratios/supplemental data:
Net assets, end of period (000s omitted)	$75,322		$72,749	$124,578	$232,877	$260,554		$223,334	$177,309

Ratio of expenses to average net assets:
With expense reimbursements	1.30	%(c)	1.30%	1.30%	1.30%	1.24	%(d)	1.26%	1.29%

Without expense reimbursements	2.06	%(c)	1.90%	1.57%	1.40%	1.33	%(d)	1.43%	1.36%

Ratio of net investment income to average net assets	2.82	%(c)	2.63%	1.09%	0.74%	0.50	%(d)	1.02%	1.82%

Portfolio turnover rate(e)	28%		64%	56%	49%	18%		32%	47%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $76,155,739.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

NOTE 11—Subsequent Events

On October 21, 2003, shareholders of the Fund approved the following:

•	The election of Directors as proposed;
•	A new investment advisory agreement between A I M Advisors, Inc. (“AIM”) and the Company, under which AIM will serve as the investment advisor for the Fund, and a new sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. (“INVESCO Institutional”), under which INVESCO Institutional will serve as sub-adviosr for the Fund. These agreements will become effective in November 2003;
•	An Agreement and Plan of Reorganization (the “ISF Plan”), that provides for the redomestication of the Fund as a series portfolio of a newly formed Delaware Trust.

Also on October 28, 2003, the shareholders of the AIM Global Utilities Fund (the “Selling Fund”) approved an Agreement and Plan of Reorganization (the “Plan”) pursuant to which the Selling Fund would transfer substantially all of its assets to the INVESCO Utilities Fund (the “Fund”) in exchange for shares of the Fund in a tax-free reorganization. The transaction is expected to become effective in November 2003.

NOTE 12—Regulatory Inquiries

As has been widely reported, the U.S. Securities & Exchange Commission (“SEC”), the Attorney General of the State of New York and the Secretary of the Commonwealth of Massachusetts are examining late trading, market timing and related issues across the mutual fund industry. Along with many other firms, A I M Advisors, Inc. (“AIM”) in Houston and INVESCO Funds Group, Inc. (“INVESCO”) in Denver, affiliated retail mutual fund advisory firms, have received inquiries from the SEC. INVESCO also has received inquiries from the New York Attorney General, and AIM also has received inquires from the Secretary of the Commonwealth of Massachusetts. AIM and INVESCO are cooperating fully with all of these inquiries. Neither AIM nor INVESCO has received any notice from any regulator regarding any potential legal actions.

F-10

OTHER INFORMATION

Directors and Officers

Board of Directors	Officers	Office of the Fund

(effective 10-21-03)

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll

Mark H. Williamson

(effective 11-05-03)

Robert H. Graham

Chairman and President

Raymond R. Cunningham

Executive Vice President

Mark H. Williamson

Executive Vice President

Kevin M. Carome

Senior Vice President and Secretary

Gary T. Crum

Senior Vice President

Dana R. Sutton

Vice President and Treasurer

Ronald L. Grooms

Vice President and Assistant Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Melville B. Cox

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046

Investment Advisor

(effective 11-25-03)

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Sub-Advisor

(effective 11-25-03)

INVESCO Institutional (N.A.), Inc.

1360 Peachtree Street, N.E., Suite 100

Atlanta, GA 30309

Transfer Agent

(effective 10-01-03)

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Counsel to the Fund

(effective 10-21-03)

Ballard Spahr

Andrews & Ingersoll, LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Counsel to the Directors

(effective 10-21-03)

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Domestic Equity

AIM Aggressive Growth Fund

AIM Balanced Fund*

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Blue Chip Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Dent Demographic Trends Fund

AIM Diversified Dividend Fund1

AIM Emerging Growth Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Libra Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund

AIM Mid Cap Growth Fund

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM Premier Equity Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund

AIM Small Cap Growth Fund2

AIM Trimark Endeavor Fund

AIM Trimark Small Companies Fund

AIM Weingarten Fund

INVESCO Core Equity Fund

INVESCO Dynamics Fund

INVESCO Mid-Cap Growth Fund

INVESCO Small Company Growth Fund

INVESCO S&P 500 Index Fund

INVESCO Total Return Fund*

* Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund

AIM Global Aggressive Growth Fund

AIM Global Growth Fund

AIM Global Trends Fund

AIM Global Value Fund3

AIM International Emerging Growth Fund

AIM International Growth Fund

AIM Trimark Fund

INVESCO International Core Equity Fund4

Sector Equity

AIM Global Health Care Fund

AIM Real Estate Fund

INVESCO Advantage Health Sciences Fund

INVESCO Energy Fund

INVESCO Financial Services Fund

INVESCO Gold & Precious Metals Fund

INVESCO Health Sciences Fund

INVESCO Leisure Fund

INVESCO Multi-Sector Fund

INVESCO Technology Fund

INVESCO Utilities Fund

Fixed Income

TAXABLE

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short-Term Bond Fund

AIM Total Return Bond Fund

INVESCO U.S. Government Money Fund

TAX-FREE

AIM High Income Municipal Fund

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

1Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. 2AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. 3Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. 4Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

For more complete information about any AIM or INVESCO fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. If used after January 20, 2004, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $142 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $345 billion in assets under management. Data as of September 30, 2003.

I-UTI-SAR-1

ITEM 2. CODE OF ETHICS.

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for filing of semi-annual reports to shareholders. .

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

As of September 15, 2003, an evaluation was performed under the supervision and with the participation of the officers of INVESCO Sector Funds, Inc. (on November 20, 2003, INVESCO Sector Funds, Inc. was redomesticated as a Delaware statutory trust and renamed AIM Sector Funds) (the “Company”), including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), of the effectiveness of the Company’s disclosure controls and procedures. Based on that evaluation, the Company’s officers, including the PEO and PFO, concluded that, as of September 15, 2003, the Company’s disclosure controls and procedures were reasonably designed so as to ensure that material information relating to the Company is made known to the PEO and PFO. There have been no significant changes in the Company’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a	)	Not applicable.

(b	)(1)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RAYMOND R. CUNNINGHAM

Raymond R. Cunningham Principal Executive Officer

Date: November 26, 2003

By:	/s/ DANA R. SUTTON

Dana R. Sutton Principal Financial Officer

Date: November 26, 2003

EXHIBIT INDEX

(b	)(1)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.